PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 104.2%
Asset-Backed Securities 25.0%
Automobiles 0.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%	09/22/25		20,000	$19,662,428
Series 2020-02A, Class A, 144A	2.020	02/20/27		27,000	26,937,382

Exeter Automobile Receivables Trust, Series 2020-03A, Class D	1.730	07/15/26		2,600	2,605,638
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	6,600	5,104,194
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	6,600	5,168,888

Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	17,469,387
Ford Credit Floorplan Master Owner Trust,
Series 2020-01, Class C	1.420	09/15/25		16,000	15,922,960
Series 2020-02, Class C	1.870	09/15/27		10,800	10,536,056
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		106,400	103,166,525
Series 2021-02A, Class B, 144A	2.120	12/27/27		10,100	9,880,549

Hertz Vehicle Financing LLC, Series 2021-01A, Class C, 144A	2.050	12/26/25		6,200	6,100,973
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A	1.886	01/25/28		963	964,854
Series 2020-01, Class E, 144A	3.715	01/25/28		1,027	1,034,083
Series 2020-01, Class R, 144A	33.784	01/25/28		18,123	20,534,351
Series 2020-02, Class D, 144A	1.487	02/25/28		1,182	1,178,290
Series 2020-02, Class R, 144A	31.355	02/25/28		6,478	7,139,576
Series 2021-01, Class E, 144A	2.365	09/25/28		2,579	2,562,276
Series 2021-01, Class F, 144A	4.280	09/25/28		3,800	3,759,925
Series 2021-01, Class R, 144A	28.348	09/25/28		6,148	6,847,885
Series 2021-02, Class F, 144A	4.393	12/26/28		6,163	6,093,636
Series 2021-02, Class G, 144A	8.482	12/26/28		4,100	4,090,031
Series 2021-03, Class F, 144A	3.694	02/26/29		2,900	2,825,352
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		118,980	124,471,772
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	26,333,937

Santander Bank NA, Series 2021-01A, Class E, 144A	6.171	12/15/31		4,250	4,206,706
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class R, 144A	0.000	08/15/28		27	3,774,607
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		16,700	16,851,623
Series 2020-03, Class D	1.640	11/16/26		44,100	44,167,301

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

World Omni Select Auto Trust, Series 2020-A, Class D	1.700%	10/15/26		10,000	$9,973,310
					509,364,495
Collateralized Loan Obligations 21.4%
AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	1.000(c)	06/15/34	EUR	24,500	27,492,393
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.341(c)	07/15/31		141,083	141,041,493
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.638(c)	01/19/33		63,290	63,376,093

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.322(c)	01/19/35		57,250	57,249,949
Anchorage Capital Europe CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	04/15/34	EUR	47,000	52,692,807
Series 02A, Class B2R, 144A	2.150	04/15/34	EUR	7,000	7,855,230

Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.204(c)	01/20/32		85,500	85,614,117
Ares European CLO DAC (Ireland), Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	0.770(c)	04/15/32	EUR	39,750	44,645,616
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	65,750	73,972,999
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	14,500	16,290,569

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.276(c)	11/27/31		76,713	76,664,548
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	0.930(c)	06/22/34	EUR	52,000	58,255,937
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 2.100%, Floor 1.180%)	1.180(c)	06/22/34	EUR	22,500	25,265,024

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	1.219%(c)	04/23/31		34,500	$34,523,967
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.415(c)	10/21/34		141,000	140,999,831
Bain Capital Euro CLO Ltd. (Ireland),
Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.780(c)	04/20/32	EUR	89,950	100,857,160
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	0.880(c)	07/15/34	EUR	47,750	53,548,156

Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	1.251(c)	10/15/33		76,925	76,836,690
Barings Loan Partners CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.313(c)	01/20/34		173,400	173,398,752
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.409(c)	04/24/34		114,000	114,046,045
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.374(c)	12/19/32		92,500	92,461,742

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.254(c)	10/15/34		73,525	73,520,566
Blackrock European CLO Designated Activity Co. (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	0.880(c)	07/19/35	EUR	105,500	118,186,241
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.280(c)	08/20/32		113,000	112,977,976
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.600(c)	04/15/31	EUR	47,051	52,615,383
Bosphorus CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/25/34	EUR	123,800	138,681,424
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.424(c)	07/20/34		19,410	19,409,853

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.591%(c)	01/17/28		2,915	$2,916,509
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.341(c)	04/15/32		76,300	76,249,795
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR	172,250	192,579,550
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.318(c)	07/27/31		52,071	52,071,217
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.594(c)	07/20/32		86,000	86,015,712
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.334(c)	01/20/32		66,250	66,360,843

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730(c)	01/25/32	EUR	25,000	28,030,926
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421(c)	01/15/30		37,250	37,251,658
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.274(c)	04/20/31		31,750	31,740,488
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.334(c)	04/20/31		41,500	41,485,259
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.374(c)	07/20/34		170,500	170,499,778
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	1.348(c)	01/25/33		160,750	160,831,018
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.354(c)	07/20/31		27,500	27,475,390
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.305(c)	01/20/35		72,425	72,436,421
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.434(c)	07/20/34		89,850	89,849,874

CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.050(c)	01/15/34	EUR	68,500	77,039,015

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.239%(c)	04/24/31		24,250	$24,236,958
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.441(c)	10/17/31		34,450	34,450,965
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	1.294(c)	04/20/31		56,000	55,969,704
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.381(c)	07/15/34		61,250	61,216,564

Crestline Denali CLO Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	1.301(c)	10/15/31		107,000	107,040,574
Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	1.444(c)	07/20/34		59,500	59,467,430
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.366(c)	01/17/34		102,500	102,499,211
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	5,955,657
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.630(c)	09/15/31	EUR	110,885	123,656,666
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/23/32	EUR	236,250	263,848,344
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	16,837,542
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.850(c)	05/22/32	EUR	53,500	59,909,800
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.471(c)	10/15/29		80,429	80,430,404
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.521(c)	07/15/29		35,403	35,396,803
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.461(c)	07/15/30		36,000	36,011,102
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.361(c)	07/15/31		127,600	127,563,417
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	1.431(c)	07/15/34		45,100	45,143,503
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.319(c)	10/20/34		88,000	87,972,720

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.404%(c)	04/20/34		112,250	$112,249,854
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.409(c)	01/22/31		25,000	24,999,973
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.251(c)	04/15/31		146,700	146,620,474
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.641(c)	04/15/31		10,000	9,976,902

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.297(c)	04/26/31		57,750	57,653,176
Henley CLO DAC (Ireland), Series 3A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	0.970(c)	12/25/35	EUR	43,250	48,619,872
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	1.414(c)	10/20/29		13,782	13,781,916
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	1.879(c)	10/20/29		1,025	1,023,818
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.164(c)	05/06/30		239,900	239,852,068
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.140(c)	02/05/31		14,402	14,390,919

ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.154(c)	04/25/31		24,640	24,620,328
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	1.429(c)	10/20/31		147,537	147,632,368
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.521(c)	07/17/29		24,169	24,173,214
Jubilee CLO Ltd. (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.830(c)	07/15/34	EUR	21,317	23,827,672
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	1.000(c)	07/15/34	EUR	30,000	33,664,717

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421%(c)	01/15/31		58,150	$58,135,381
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.424(c)	07/20/34		89,750	89,749,874

Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.414(c)	07/20/34		112,750	112,885,368
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.800(c)	07/15/32	EUR	94,380	105,891,674
Series 15A, Class A2, 144A, 3 Month EURIBOR + 1.350% (Cap 2.850%, Floor 1.350%)	1.350(c)	11/25/32	EUR	30,250	34,006,639
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	1.195(c)	10/21/30		159,509	159,550,137
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	1.179(c)	01/22/28		50,465	50,427,186
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.321(c)	10/15/32		186,000	185,854,939
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.361(c)	07/17/34		94,500	94,500,000
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34		74,525	74,572,666
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.375(c)	04/21/31		38,539	38,537,732
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.055(c)	04/21/31		17,500	17,483,613
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.368(c)	07/19/28		19,256	19,255,535
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.404(c)	07/20/31		54,250	54,248,769
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.121(c)	10/12/30		122,408	122,404,916
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.491(c)	10/15/34		37,450	37,450,071

Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR2, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.289(c)	04/22/29		134,250	134,226,654

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.870%(c)	07/22/34	EUR	98,400	$110,300,838
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	1.150(c)	07/22/34	EUR	26,500	29,778,219

OAK Hill European Credit Partners DAC (Ireland), Series 2017-06A, Class A1, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730(c)	01/20/32	EUR	30,949	34,743,379
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)	1.124(c)	10/20/27		16,301	16,292,092
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.369(c)	04/22/30		105,500	105,496,223

OCP Euro CLO Ltd. (Ireland), Series 2017-02A, Class A, 144A, 3 Month EURIBOR + 0.820% (Cap N/A, Floor 0.820%)	0.820(c)	01/15/32	EUR	108,000	121,325,381
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	1.251(c)	07/17/29		105,987	105,965,429
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.549(c)	10/30/30		28,192	28,213,585
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.304(c)	04/20/31		94,500	94,505,254

OZLME DAC (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	08/24/30	EUR	67,000	75,135,331
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.290(c)	05/21/34		144,500	144,553,378
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.341(c)	07/16/31		45,000	45,000,945
Palmer Square European CLO Ltd. (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	0.930(c)	04/15/35	EUR	25,000	28,025,974
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	1.300(c)	04/15/35	EUR	10,500	11,776,335

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	1.010(c)	08/20/27		6,845	6,842,753

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

PPM CLO Ltd. (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.391%(c)	07/15/31		94,700	$94,699,867
Providus CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	07/15/31	EUR	203,900	228,364,586
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.200(c)	02/20/30		158,170	158,066,783
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.364(c)	06/20/34		40,600	40,577,836
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491(c)	10/17/30		41,250	41,252,702

Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.307(c)	10/20/34		97,000	97,008,526
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.433(c)	07/25/31		37,000	37,000,059
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.284(c)	04/20/31		89,066	89,093,893
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.244(c)	05/07/31		75,000	74,979,203
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.804(c)	04/20/29		33,250	33,238,020

Signal Peak CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.368(c)	04/25/31		43,100	43,088,665
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.494(c)	07/20/30		45,981	45,971,368
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.234(c)	10/20/30		84,000	83,961,251
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.334(c)	01/20/32		71,830	71,783,181

St. Pauls CLO DAC (Ireland), Series 2A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	0.980(c)	10/25/35	EUR	34,750	39,001,507

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	0.830%(c)	04/25/30	EUR	104,500	$117,032,592
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	0.710(c)	02/20/30	EUR	112,657	126,294,733
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	0.890(c)	07/18/34	EUR	90,050	100,973,303

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.224(c)	07/23/33		121,000	121,014,689
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.316(c)	10/29/34		141,000	141,000,324
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.594(c)	10/20/32		28,000	28,019,488
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.334(c)	04/20/34		47,500	47,475,191

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.481(c)	01/17/30		84,277	84,171,347
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.454(c)	07/20/31		45,750	45,752,887
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	1.097(c)	04/26/28		70,979	70,959,170
Tikehau CLO BV (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900(c)	10/15/31	EUR	60,700	68,133,330
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	07/25/34	EUR	98,050	109,986,684
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	07/15/34	EUR	115,250	129,276,158

Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.454(c)	07/20/32		33,500	33,559,359
Trinitas CLO Ltd. (Cayman Islands), Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.354(c)	07/20/31		70,000	69,958,315

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Vendome Funding CLO Ltd. (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	0.950%(c)	07/20/34	EUR	61,900	$69,499,698
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	1.300(c)	07/20/34	EUR	24,000	26,890,939
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	1.501(c)	01/15/32		38,750	38,753,856
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.121(c)	07/15/27		12,718	12,718,139
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.341(c)	07/18/31		38,373	38,417,150

Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.374(c)	07/20/31		195,000	195,003,705
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	1.231(c)	04/18/31		99,475	99,424,130
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.261(c)	04/17/30		89,641	89,589,159
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.321(c)	10/17/32		139,500	139,499,874
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.408(c)	07/19/34		121,000	121,018,561
Voya Euro CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	65,000	72,991,871
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	0.970(c)	10/15/34	EUR	81,870	92,099,089
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531(c)	04/15/30		64,013	63,648,313
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.191(c)	04/15/29		42,761	42,732,269
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.454(c)	07/20/31		141,173	141,095,090
					11,558,221,779
Consumer Loans 0.8%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	20,600	16,102,081

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320%	04/21/31	15,900	$15,733,247
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A	3.000	12/20/27	67,920	68,422,642
Series 2019-02A, Class A, 144A	2.780	04/20/28	43,500	43,965,811
Series 2021-01A, Class C, 144A	3.410	11/20/31	1,300	1,295,694
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32	24,000	24,215,328
Series 2020-AA, Class A, 144A	2.190	08/21/34	25,800	25,842,278
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A	3.300	03/14/29	5,615	5,617,052
Series 2020-01A, Class A, 144A	3.840	05/14/32	18,878	19,234,526
Series 2020-02A, Class A, 144A	1.750	09/14/35	68,400	67,341,975
Oportun Funding LLC,
Series 2020-01, Class A, 144A	2.200	05/15/24	4,476	4,481,175
Series 2020-01, Class C, 144A	5.660	05/15/24	2,500	2,520,552
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25	53,700	54,120,031
Series 2019-A, Class C, 144A	4.750	08/08/25	14,706	14,868,775
Series 2019-A, Class D, 144A	6.220	08/08/25	5,006	5,064,331
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210	03/08/28	36,300	35,519,325
Series 2021-A, Class D, 144A	5.400	03/08/28	1,500	1,508,299
				405,853,122
Home Equity Loans 0.0%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	0.748(c)	04/25/33	2,653	2,625,023
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.808(c)	01/25/35	197	195,222
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.083(c)	11/25/33	437	436,587
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	0.848(c)	12/25/33	802	796,183

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	2.583%(c)	01/25/34	38	$38,284
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.083(c)	12/25/34	1,420	1,409,358
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.083(c)	09/25/34	206	206,915
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)	1.683(c)	12/25/34	280	280,625

Bear Stearns Asset-Backed Securities Trust, Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 1.200%)	1.308(c)	10/25/32	22	22,181
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.158(c)	11/25/33	398	395,337
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)	3.033(c)	10/25/31	44	48,324
GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	653	339,259
Home Equity Asset Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.398(c)	08/25/33	584	584,954
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)	1.038(c)	01/25/35	119	118,601

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.828(c)	07/25/34	219	217,664
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	1.383(c)	04/25/33	1,479	1,478,913
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.908(c)	03/25/34	483	467,471
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	1.168(c)	09/25/34	663	643,704

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.828%(c)	10/25/33	1,169	$1,152,646
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	0.993(c)	05/25/34	365	363,320
				11,820,571
Other 0.4%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.903(c)	10/16/23	29,500	29,580,343
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.458(c)	04/25/23	71,300	70,919,444
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.908(c)	06/25/24	132,480	132,248,491
				232,748,278
Residential Mortgage-Backed Securities 0.5%
Chase Funding Trust, Series 2002-02, Class 1A5	6.333	04/25/32	111	112,187
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.808(c)	12/25/33	478	471,635
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.868(c)	08/25/34	98	96,733
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.158(c)	11/25/34	719	721,066
Series 2005-BC05, Class M3, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.858(c)	01/25/36	157	156,844
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	0.528(c)	08/25/34	2,726	2,609,056
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.008(c)	11/25/34	223	219,217
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.888(c)	11/25/34	247	245,484
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A	3.812	07/25/50	21,738	21,500,076

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit Suisse Mortgage Trust, (cont’d.)
Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.258%(c)	04/25/38		15,678	$15,885,626

Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.903(c)	12/25/35		1,191	1,189,222
Encore Credit Receivables Trust,
Series 2005-01, Class M1, 1 Month LIBOR + 0.660% (Cap 12.000%, Floor 0.660%)	0.768(c)	07/25/35		577	590,511
Series 2005-03, Class M3, 1 Month LIBOR + 0.765% (Cap 15.000%, Floor 0.765%)	0.873(c)	10/25/35		537	536,703

European Residential Loan Securitisation (Ireland), Series 2021-NPLA, Class A1, 144A	0.000(cc)	11/25/60	EUR	46,500	51,579,748
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	1.083(c)	06/25/34		2,402	2,402,628
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.158(c)	06/25/35		1,217	1,217,104
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.903(c)	06/25/34		106	105,097
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)	0.668(c)	10/25/34		14	13,584
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)	0.628(c)	06/25/35		149	148,244
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.828(c)	06/25/35		401	397,606
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)	1.953(c)	01/25/35		1,770	1,799,964

Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	1.432(c)	09/27/75	EUR	70,552	78,161,486
Specialty Underwriting & Residential Finance Trust, Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	1.233(c)	06/25/34		638	641,326
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.058(c)	07/25/33		721	718,306
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.008(c)	08/25/33		91	91,025

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust, (cont’d.)
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.108%(c)	10/25/33		362	$361,993
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.108(c)	09/25/34		788	785,173
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	1.048(c)	09/25/34		610	608,096
Series 2005-06, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.888(c)	07/25/35		2,562	2,561,929

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	96,045	97,111,922
					283,039,591
Small Business Loan 0.0%
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130	09/01/23		3	3,452
Student Loans 1.0%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		82,210	28,119,316
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		30,764	31,281,828
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		36,028	36,881,585
Series 2019-A, Class R, 144A	0.000	10/25/48		57,342	11,089,752

Navient Private Education Refi Loan Trust, Series 2020-GA, Class B, 144A	2.500	09/16/69		6,200	6,121,394
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000(cc)	12/15/45		93,257	95,416,571
Series 2019-D, Class 1PT, 144A	2.900(cc)	01/16/46		89,689	91,505,974
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		107,068	107,993,786
Series 2019-F, Class PT2, 144A	1.870(cc)	02/15/45		3,294	3,322,256

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.358%(c)	11/29/24	80,443	$80,439,849
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 3.750%)	1.358(c)	11/29/24	31,703	31,702,244
				523,874,555

Total Asset-Backed Securities (cost $13,737,022,019)				13,524,925,843
Bank Loans 1.3%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	15,878	15,875,538
Auto Parts & Equipment 0.0%
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/06/24	3,275	3,263,132
Visteon Corp., New Term Loan B, 1 - 3 Month LIBOR + 1.750%	1.890(c)	03/25/24	3,953	3,912,214
				7,175,346
Chemicals 0.0%
Axalta Coating Systems U.S. Holdings, Inc., Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	1.974(c)	06/01/24	2,965	2,954,011
Commercial Services 0.0%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.500%	5.250(c)	08/12/28	9,660	9,653,963
Computers 0.1%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.859(c)	09/30/24	16,974	16,941,707
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	31,140	31,091,047
				48,032,754

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Healthcare-Services 0.0%
Select Medical Corp., Tranche B Term Loan, 1 Month LIBOR + 2.250%	2.360%(c)	03/06/25		3,484	$3,458,128
Insurance 0.1%
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	02/19/28		10,392	10,304,019
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	3.105(c)	11/03/24		3,464	3,445,701
New B-8 Term Loan, 1 Month LIBOR + 3.250%	3.355(c)	12/23/26		10,890	10,812,213
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%	3.230(c)	11/03/23		4,056	4,044,237
					28,606,170
Internet 0.0%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 6 Month EURIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.000(c)	03/31/28	EUR	3,975	4,476,878
Leisure Time 0.0%
Kiwi VFS SUB II Sarl (Luxembourg), Facility B1 Loan, 3 Month GBP LIBOR + 4.000% (original cost $20,231,121; purchased 07/05/18-12/01/20)(f)	4.058(c)	07/29/24	GBP	15,775	21,030,159
Machinery-Construction & Mining 0.0%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 2.750%	2.852(c)	03/02/27		642	637,972
Media 0.1%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.356(c)	07/17/25		10,391	10,217,724
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.606(c)	04/15/27		9,553	9,436,719

Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26		15,035	6,072,929
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.105(c)	05/01/26		12,452	12,377,607
					38,104,979

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Oil & Gas 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000%(c)	11/01/25		23,181	$24,963,039
Pharmaceuticals 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	03/01/24		33,618	33,576,207
Nidda Healthcare Holding GmbH (Germany), Term Loan F(GBP), 3 Month GBP LIBOR + 4.500%	4.567(c)	08/21/26	GBP	17,000	22,648,957
					56,225,164
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%	2.355(c)	04/23/26		12,465	12,320,041
Retail 0.6%
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, 6 Month GBP LIBOR + 5.000% (original cost $10,381,694; purchased 03/01/19)(f)	5.113(c)	03/16/26	GBP	7,900	10,407,785
Initial Facility Loan, 6 Month GBP LIBOR + 8.750% (original cost $12,939,312; purchased 03/01/19)(f)	8.863(c)	03/15/27	GBP	10,100	13,017,507

Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	7.590(c)	07/27/29	GBP	11,975	16,306,492
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000(c)	02/07/25	EUR	28,709	32,076,788
Term B, 3 Month GBP LIBOR + 4.000%	5.062(c)	02/06/25	GBP	12,922	17,187,049

EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	143,012	161,069,056

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Retail (cont’d.)

L1R HB Finance Ltd. (United Kingdom), Facility B1 Loan, SONIA + 5.250% (original cost $11,753,168; purchased 02/23/21)(f)	5.443%(c)	09/02/24	GBP	8,900	$10,812,544
Stonegate Pub Co. Ltd., Second Lien Delayed Draw Term Loan, 3 Month GBP LIBOR + 8.500%	8.687(c)	03/06/28	GBP	57,200	76,158,997
					337,036,218
Software 0.0%
Boxer Parent Co., Inc., 2021 Replacement EURO TL, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000(c)	10/02/25	EUR	1,935	2,170,721
Telecommunications 0.2%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	2.355(c)	03/15/27		14,826	14,572,659
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 - 6 Month LIBOR + 3.250%	3.500(c)	05/27/24		27,428	26,707,689
Intelsat Jackson Holdings SA (Luxembourg), DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22		12,500	12,500,000
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	10/10/24		1,271	1,180,194
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24		28,585	26,705,270
					81,665,812

Total Bank Loans (cost $702,437,891)					694,386,893
Commercial Mortgage-Backed Securities 13.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		39,245	36,523,697
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		40,253	36,921,058

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.255(cc)	05/15/49		7,683	7,859,495
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49		2,641	2,687,010
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		62,900	65,130,535
Series 2017-BNK06, Class A4	3.254	07/15/60		55,530	57,792,103

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2017-BNK08, Class A3	3.229%	11/15/50	36,300	$37,750,308
Series 2018-BNK11, Class A2	3.784	03/15/61	60,775	64,650,360
Series 2019-BN20, Class A2	2.758	09/15/62	60,000	60,726,456
Series 2019-BN21, Class A2	2.300	10/17/52	9,516	9,544,765
Series 2019-BN21, Class A3	2.458	10/17/52	9,000	9,074,407
Series 2019-BN21, Class XB, IO	0.360(cc)	10/17/52	206,158	5,124,346
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	70,376,922
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	35,221,013
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	17,376,504
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,807,428
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,476,619
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36	21,720	20,006,031
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	12,045,903
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	18,726,313
Series 2019-C03, Class A3	3.319	05/15/52	50,000	52,272,220
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)	2.246(c)	10/15/37	35,000	35,066,703
Series 2020-C08, Class XB, IO	1.023(cc)	10/15/53	119,592	10,012,960

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	16,700	17,506,972
Benchmark Mortgage Trust,
Series 2018-B04, Class A4	3.858	07/15/51	40,000	42,665,192
Series 2019-B10, Class A3	3.455	03/15/62	40,000	42,002,776
Series 2019-B11, Class A4	3.281	05/15/52	61,825	64,684,511
Series 2019-B12, Class A4	2.859	08/15/52	81,000	82,453,261
Series 2019-B13, Class A3	2.701	08/15/57	58,700	59,243,098
Series 2019-B14, Class A3	3.090	12/15/62	48,180	50,209,250
Series 2019-B14, Class A4	2.795	12/15/62	57,600	58,531,743
Series 2020-B17, Class A4	2.042	03/15/53	95,550	92,270,867
Series 2020-B21, Class A4	1.704	12/17/53	37,450	34,874,522
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	10/15/36	46,300	46,011,934
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.406(c)	10/15/36	90,857	89,717,305
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	12/15/36	82,132	81,514,062

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A4	2.624	11/15/52	13,675	13,747,818
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	38,902,930

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459%	08/10/49	11,280	$11,298,103
Series 2017-CD04, Class A3	3.248	05/10/50	60,000	62,479,284
Series 2017-CD05, Class A3	3.171	08/15/50	79,475	81,736,262
Series 2017-CD06, Class A4	3.190	11/13/50	111,000	114,218,201
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	29,378,462

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	23,474	23,955,060
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	15,523,826
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	22,667,741

CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	1.960(c)	11/15/31	1,853	1,819,782
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	105,000	108,024,682
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	8,944	9,185,150
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	101,805
Series 2016-P06, Class A4	3.458	12/10/49	36,307	38,119,528
Series 2017-C04, Class A3	3.209	10/12/50	90,000	92,770,110
Series 2017-P07, Class A3	3.442	04/14/50	32,600	34,248,846
Series 2017-P08, Class A3	3.203	09/15/50	16,175	16,730,752
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	106,169,994
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/36	11,000	11,313,634
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	89,319,465
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	40,376	40,574,807
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	15,000	15,006,797

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.872(c)	11/15/37	53,917	53,814,372
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.267(cc)	01/10/46	25,167	153,924
Series 2014-UBS03, Class A3	3.546	06/10/47	11,936	12,182,752
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	10,516,856
Series 2014-UBS06, Class A4	3.378	12/10/47	13,671	14,057,019
Series 2016-COR01, Class A3	2.826	10/10/49	42,550	43,125,751
Series 2017-COR02, Class A2	3.239	09/10/50	101,884	104,725,746
Series 2018-COR03, Class A2	3.961	05/10/51	75,000	78,833,520
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.106(c)	09/15/33	15,000	14,887,544
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	34,972,464

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.256%(c)	05/15/36	126,856	$126,736,159
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	99,640	103,076,305
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	14,028,956
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	640,929
Series 2016-C07, Class A4	3.210	11/15/49	6,275	6,451,943
Series 2018-CX11, Class A3	4.095	04/15/51	24,784	25,657,019
Series 2019-C16, Class A2	3.067	06/15/52	38,000	38,553,934
Series 2019-C17, Class A4	2.763	09/15/52	37,150	37,805,159

DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.105(c)	05/15/35	3,882	3,838,035
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	23,946,118
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	22,177	20,939,637
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	57,450	58,426,328
Series 2017-C06, Class A4	3.071	06/10/50	61,475	63,298,908

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	30,957,490
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0019, Class X1, IO	1.575(cc)	03/25/22	35,964	360
Series K0020, Class X1, IO	1.333(cc)	05/25/22	32,682	41,108
Series K0021, Class X1, IO	1.375(cc)	06/25/22	177,307	15,142
Series K0024, Class X1, IO	0.773(cc)	09/25/22	98,592	354,311
Series K0025, Class X1, IO	0.778(cc)	10/25/22	25,948	111,145
Series K0026, Class X1, IO	0.932(cc)	11/25/22	158,053	898,563
Series K0027, Class X1, IO	0.712(cc)	01/25/23	234,442	1,217,950
Series K0038, Class X1, IO	1.097(cc)	03/25/24	140,588	2,869,183
Series K0043, Class X1, IO	0.518(cc)	12/25/24	72,564	998,294
Series K0044, Class X1, IO	0.707(cc)	01/25/25	414,781	6,809,414
Series K0052, Class X1, IO	0.645(cc)	11/25/25	290,768	6,212,151
Series K0053, Class X1, IO	0.881(cc)	12/25/25	134,156	3,966,737
Series K0055, Class X1, IO	1.354(cc)	03/25/26	268,438	12,867,793
Series K0058, Class XAM, IO	0.814(cc)	08/25/26	59,334	2,095,594
Series K0069, Class X1, IO	0.362(cc)	09/25/27	549,959	10,561,688
Series K0087, Class X1, IO	0.362(cc)	12/25/28	421,995	10,013,508
Series K0088, Class X1, IO	0.507(cc)	01/25/29	536,588	17,991,511
Series K0090, Class X1, IO	0.705(cc)	02/25/29	460,474	21,283,965
Series K0091, Class X1, IO	0.560(cc)	03/25/29	559,175	20,629,214

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0092, Class XAM, IO	0.978%(cc)	04/25/29	53,046	$3,531,787
Series K0093, Class X1, IO	0.952(cc)	05/25/29	408,656	24,745,470
Series K0095, Class X1, IO	0.948(cc)	06/25/29	520,676	31,894,079
Series K0096, Class X1, IO	1.127(cc)	07/25/29	238,676	17,585,384
Series K0096, Class XAM, IO	1.392(cc)	07/25/29	56,489	5,222,222
Series K0097, Class X1, IO	1.090(cc)	07/25/29	529,295	38,090,124
Series K0101, Class X1, IO	0.835(cc)	10/25/29	469,568	26,583,499
Series K0108, Class X1, IO	1.690(cc)	03/25/30	327,539	39,083,218
Series K0114, Class X1, IO	1.118(cc)	06/25/30	257,495	20,967,966
Series K0735, Class X1, IO	0.957(cc)	05/25/26	261,600	9,421,874
Series K1513, Class X1, IO	0.860(cc)	08/25/34	334,855	27,019,418
Series Q001, Class XA, IO	2.140(cc)	02/25/32	26,950	2,676,237
Series Q002, Class XA, IO	1.056(cc)	07/25/33	34,060	1,883,654
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100	01/25/46	1,170,164	756,745
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,046,324	1,179,312

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)^	2.355(c)	08/17/23	174,000	174,000,000
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A4	3.890	07/10/51	55,725	60,662,948
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.008(cc)	11/10/46	22,950	328,617
Series 2014-GC22, Class XB, IO	0.296(cc)	06/10/47	37,110	299,600
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	17,617
Series 2015-GS01, Class A2	3.470	11/10/48	25,950	26,895,966
Series 2017-GS05, Class A3	3.409	03/10/50	46,400	48,675,502
Series 2017-GS06, Class A2	3.164	05/10/50	69,546	71,528,870
Series 2017-GS07, Class A3	3.167	08/10/50	24,260	25,147,962
Series 2017-GS08, Class A3	3.205	11/10/50	90,000	93,531,492
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	76,042,450
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	51,188,620
Series 2019-GSA01, Class A2	2.613	11/10/52	16,000	15,549,546
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	42,789,146

Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195(cc)	03/05/23	525,000	1,327,673
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	7,630	7,843,951
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	15,550	14,989,805
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.604(cc)	09/15/47	45,188	597,157
Series 2014-C24, Class A3	3.098	11/15/47	8,040	8,095,187

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMBB Commercial Mortgage Securities Trust, (cont’d.)
Series 2014-C25, Class A4A1	3.408%	11/15/47	4,074	$4,174,735
Series 2014-C26, Class A3	3.231	01/15/48	10,769	10,974,528
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	72,276,178
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	32,768,016
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	33,683,439
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	39,861,876
Series 2019-COR05, Class XB, IO	0.958(cc)	06/13/52	65,497	4,189,771
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	50,972	51,671,394
Series 2017-C05, Class A4	3.414	03/15/50	34,584	35,407,989
Series 2017-C07, Class A4	3.147	10/15/50	90,000	92,721,843
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	81,842,039
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	23,667	23,722,464
Series 2016-JP03, Class A4	2.627	08/15/49	32,250	32,465,495

LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,664,070
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.333(cc)	08/15/45	33,495	58,824
Series 2013-C07, Class A3	2.655	02/15/46	3,532	3,539,303
Series 2013-C08, Class A3	2.863	12/15/48	2,649	2,657,542
Series 2013-C09, Class A3	2.834	05/15/46	618	622,206
Series 2015-C24, Class A3	3.479	05/15/48	8,292	8,578,212
Series 2016-C31, Class A4	2.840	11/15/49	42,000	42,257,758
Series 2016-C31, Class A5	3.102	11/15/49	11,509	11,936,993
Series 2017-C34, Class A3	3.276	11/15/52	20,000	20,750,954
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	14,346	14,919,601
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	14,535,775
Series 2017-H01, Class A4	3.259	06/15/50	56,175	58,207,456
Series 2018-H03, Class A4	3.914	07/15/51	23,100	24,747,827
Series 2018-H04, Class A3	4.043	12/15/51	33,525	36,322,182
Series 2018-H04, Class A4	4.310	12/15/51	14,120	15,666,284
Series 2019-H06, Class A3	3.158	06/15/52	47,750	49,149,868
Series 2019-H07, Class A3	3.005	07/15/52	72,600	74,456,230
Series 2019-L02, Class A3	3.806	03/15/52	41,900	44,591,304
Series 2019-L03, Class A3	2.874	11/15/52	40,500	41,114,911
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	25,000	23,614,468

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945(cc)	05/10/39	21,000	21,092,390

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021%	09/15/39	35,000	$35,223,667
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	21,955	22,257,946
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	2.731(c)	11/15/38	75,000	74,341,350
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	73,545	75,669,406
Series 2017-C03, Class A3	3.167	08/15/50	78,800	81,354,885
Series 2017-C05, Class A4	3.212	11/15/50	32,275	33,318,799
Series 2017-C06, Class A4	3.320	12/15/50	50,000	52,320,945
Series 2018-C08, Class A3	3.720	02/15/51	13,315	14,246,623
Series 2018-C10, Class A3	4.048	05/15/51	69,500	74,728,520
Series 2018-C11, Class A4	3.977	06/15/51	40,000	42,591,452
Series 2018-C15, Class A3	4.075	12/15/51	48,100	51,562,195
Series 2019-C16, Class A3	3.344	04/15/52	31,500	32,906,097
Series 2019-C16, Class XB, IO	0.858(cc)	04/15/52	96,253	5,494,179
Series 2019-C17, Class A3	2.669	10/15/52	80,675	81,085,676
Series 2019-C18, Class A3	2.782	12/15/52	22,850	23,126,608
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920	03/10/46	1,237	1,244,443
Series 2013-C05, Class XA, IO, 144A	0.899(cc)	03/10/46	10,946	53,111
Series 2013-C05, Class XB, IO, 144A	0.431(cc)	03/10/46	96,528	402,918
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548	08/15/50	4,868	4,931,705
Series 2015-LC20, Class A4	2.925	04/15/50	7,160	7,268,889
Series 2015-NXS02, Class A4	3.498	07/15/58	13,700	14,099,219
Series 2016-C34, Class XB, IO	0.963(cc)	06/15/49	36,018	1,368,630
Series 2016-C35, Class A3	2.674	07/15/48	60,000	60,420,126
Series 2016-C35, Class XB, IO	0.928(cc)	07/15/48	55,952	2,119,484
Series 2016-C36, Class A3	2.807	11/15/59	53,000	53,325,992
Series 2016-NXS06, Class A3	2.642	11/15/49	37,500	38,254,421
Series 2017-C38, Class A4	3.190	07/15/50	80,000	83,519,832
Series 2017-C39, Class A4	3.157	09/15/50	115,000	117,269,732
Series 2017-C40, Class A3	3.317	10/15/50	45,680	47,398,098
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	1,086,434
Series 2018-C44, Class A4	3.948	05/15/51	70,885	75,925,434
Series 2018-C45, Class A3	3.920	06/15/51	48,435	51,518,442
Series 2018-C47, Class A3	4.175	09/15/61	59,016	64,374,080
Series 2018-C48, Class A5	4.302	01/15/52	10,000	11,095,777
Series 2019-C50, Class A4	3.466	05/15/52	35,300	36,744,360
Series 2019-C52, Class A4	2.643	08/15/52	86,325	86,926,513
Series 2019-C53, Class A3	2.787	10/15/52	6,100	6,155,478
Series 2019-C54, Class A3	2.892	12/15/52	44,250	44,879,854

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2020-C55, Class A4	2.474%	02/15/53	58,725	$58,305,028

Total Commercial Mortgage-Backed Securities (cost $6,919,081,172)				7,029,029,558
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $10,773)	7.000	02/16/22(oo)	105	90,606
Corporate Bonds 42.3%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26	1,820	1,292,219
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	50	52,776
				1,344,995
Aerospace & Defense 1.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	10,325	9,467,130
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	18,196,683
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	3.200	03/01/29	15,385	15,458,560
Sr. Unsec’d. Notes	3.600	05/01/34	42,375	42,513,301
Sr. Unsec’d. Notes(a)	3.750	02/01/50	1,850	1,795,902
Sr. Unsec’d. Notes	3.900	05/01/49	10,220	9,977,006
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	14,083,274
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	14,508,198
Sr. Unsec’d. Notes	5.805	05/01/50	69,720	87,667,275
Sr. Unsec’d. Notes	5.930	05/01/60	68,280	86,384,217
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	36,550	35,457,851
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	20,620	20,956,090
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	54,550	56,463,088
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	47,852	48,439,289
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	76,106	77,095,345

General Dynamics Corp., Gtd. Notes	4.250	04/01/40	10,545	12,144,978

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

L3Harris Technologies, Inc., Sr. Unsec’d. Notes(a)	3.832%	04/27/25	2,700	$2,844,698
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	21,320	23,278,991
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	50	51,898
Sr. Sec’d. Notes(a)	3.850	06/15/26	6,000	6,029,932

TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	266	275,665
TransDigm, Inc., Gtd. Notes	6.375	06/15/26	50	50,811
				583,140,182
Agriculture 0.4%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	73,330	63,287,217
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	34,745	32,993,239
Gtd. Notes	3.215	09/06/26	3,440	3,502,044
Gtd. Notes	3.557	08/15/27	40,332	41,229,474
Gtd. Notes	4.390	08/15/37	2,825	2,856,002
Gtd. Notes	4.700	04/02/27	3,555	3,829,842

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	14,740	14,217,536
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.100	05/01/30	30,645	29,263,390
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	21,633	22,946,941
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	28,775	26,652,857
				240,778,542
Airlines 0.6%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	3,696	3,529,893
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	1,939	1,933,799

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.375%	11/01/28	7,995	$7,894,597
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.600	03/22/29	9,262	9,479,672
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	75	75,707
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	586	601,874
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	2.000	12/10/29	27,910	27,280,771
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625	03/15/22	107,488	107,501,836
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	38,315	42,802,902
Sr. Unsec’d. Notes(a)	5.250	05/04/25	45,325	49,493,023

United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	1,716	1,763,591
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	8,163	8,431,316
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	13,035	13,067,755
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.500	09/01/31	10,579	10,955,889
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	9,300	9,125,784
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	38,180	37,910,434
Sr. Sec’d. Notes, 144A(a)	4.625	04/15/29	9,665	9,605,621

US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.625	12/03/26	1,177	1,161,008
				342,615,472

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.1%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.500%	11/01/24	10,000	$10,318,591
VF Corp.,
Sr. Unsec’d. Notes	2.400	04/23/25	17,665	17,931,429
Sr. Unsec’d. Notes(a)	2.950	04/23/30	36,220	36,566,591

William Carter Co. (The), Gtd. Notes, 144A	5.500	05/15/25	50	51,792
				64,868,403
Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	7,175	6,840,559
Sr. Unsec’d. Notes	4.750	01/15/43	20,857	21,327,748
Sr. Unsec’d. Notes(a)	5.291	12/08/46	19,661	21,572,107
Sr. Unsec’d. Notes	7.400	11/01/46	5,000	6,412,923
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	8,275	7,893,447
Sr. Unsec’d. Notes	3.096	05/04/23	750	755,731
Sr. Unsec’d. Notes	3.350	11/01/22	16,355	16,472,058
Sr. Unsec’d. Notes	4.271	01/09/27	32,500	33,480,815
Sr. Unsec’d. Notes	4.375	08/06/23	13,975	14,276,214
Sr. Unsec’d. Notes	5.584	03/18/24	493	515,590
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	225	232,815
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	4,000	4,748,917
Sr. Unsec’d. Notes	6.250	10/02/43	31,595	40,319,365
Sr. Unsec’d. Notes(a)	6.600	04/01/36	7,295	9,376,661
Sr. Unsec’d. Notes	6.750	04/01/46	8,458	11,429,271
Sr. Unsec’d. Notes	6.800	10/01/27	19,355	23,238,005
General Motors Financial Co., Inc.,
Gtd. Notes	3.700	05/09/23	21,265	21,766,858
Gtd. Notes	3.850	01/05/28	20,453	21,488,690
Gtd. Notes	4.000	10/06/26	7,785	8,222,278
Gtd. Notes	4.350	01/17/27	23,775	25,451,894
Gtd. Notes	5.250	03/01/26	2,435	2,676,194
Sr. Unsec’d. Notes	1.700	08/18/23	38,995	39,009,064
Sr. Unsec’d. Notes(a)	2.350	01/08/31	84,135	78,492,387
Sr. Unsec’d. Notes	2.900	02/26/25	46,895	47,778,369
Sr. Unsec’d. Notes	5.650	01/17/29	5,920	6,809,184

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.200%(cc)	10/24/25		6,980	$7,355,819
					477,942,963
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	3.500	08/15/24	EUR	9,692	11,005,478
Gtd. Notes, 144A	4.875	08/15/26		4,025	4,049,024
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26		6,325	6,442,723
Gtd. Notes(a)	6.500	04/01/27		33,622	34,638,146
Gtd. Notes(a)	6.875	07/01/28		4,500	4,727,476

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26		725	543,042
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25		5,513	5,621,894
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		4,100	3,916,636
Sr. Unsec’d. Notes	5.625	06/15/28		50	52,012
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/15/24		3,587	3,727,370
Sr. Unsec’d. Notes	4.150	10/01/25		3,900	4,174,774
					78,898,575
Banks 11.1%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23		2,532	2,608,484
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.358(c)	04/12/23		3,400	3,431,631
Sr. Unsec’d. Notes	1.849	03/25/26		12,800	12,463,564
Sr. Unsec’d. Notes	3.500	04/11/22		6,600	6,636,531
Sub. Notes(a)	2.749	12/03/30		6,400	6,029,224
Bank of America Corp.,
Jr. Sub. Notes, Series FF	5.875(ff)	03/15/28(oo)		31,720	33,729,776
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)		4,865	5,009,302
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		5,370	5,282,918
Sr. Unsec’d. Notes	2.592(ff)	04/29/31		11,505	11,257,403
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		43,680	42,756,158
Sr. Unsec’d. Notes(a)	2.972(ff)	07/21/52		15,635	14,589,099
Sr. Unsec’d. Notes	3.004(ff)	12/20/23		2,293	2,327,773
Sr. Unsec’d. Notes	3.366(ff)	01/23/26		36,535	37,829,348

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.593%(ff)	07/21/28	77,865	$81,636,957
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	25,805	23,908,285
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	213,797,178
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	30,315	30,991,821
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	1,085	1,109,732
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	28,389,239
Sr. Unsec’d. Notes, MTN(a)	3.974(ff)	02/07/30	29,865	31,976,988
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	50,309	56,466,855
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,118,623
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	89,558	103,359,188
Sr. Unsec’d. Notes, Series N(a)	2.651(ff)	03/11/32	40,400	39,523,080
Sub. Notes, MTN	4.000	01/22/25	43,955	46,349,106
Sub. Notes, MTN	4.450	03/03/26	45,640	49,320,273
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	4,360	4,441,440
Sr. Unsec’d. Notes, Series G, MTN	3.000	02/24/25	9,098	9,429,845

Bank Rakyat Indonesia Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes	3.950	03/28/24	1,000	1,038,551
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	15,595	15,283,978
Sr. Unsec’d. Notes(a)	2.645(ff)	06/24/31	10,800	10,426,659
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	112,290	116,600,429
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	23,145	23,172,094
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	18,560	20,583,014
Sub. Notes	4.836	05/09/28	12,120	13,030,761
Sub. Notes	5.088(ff)	06/20/30	19,770	21,711,777
BNP Paribas SA (France),
Gtd. Notes, MTN	3.250	03/03/23	4,525	4,625,124
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	71,690	68,422,584
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	42,805	40,655,212
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	14,750	14,352,496
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	59,970	61,932,525
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	5,857	6,375,242
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	1,435	1,445,748
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	28,142,367
Sub. Notes, 144A, MTN(a)	4.375	05/12/26	8,755	9,321,096
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000	05/22/22	4,005	4,035,170
Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	30,045	29,063,321
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	23,750	22,055,455
Sr. Unsec’d. Notes, 144A, MTN(a)	3.250	01/11/28	20,350	21,185,514

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BPCE SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN(a)	3.500%	10/23/27	4,330	$4,471,290
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	3,177,929
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,648,657
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,093,188
Sub. Notes, 144A, MTN	5.700	10/22/23	21,237	22,569,087
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,270	25,730,687
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	40,750	41,158,762
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	48,265	48,297,409
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	31,162,042
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	32,375	31,393,429
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	177,861,019
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	70,100	65,602,477
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	46,954,636
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	20,751,798
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	24,020	25,099,876
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	13,263,131
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	22,417,897
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,802,457
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	4,520	4,673,196
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	53,328	66,886,364
Sr. Unsec’d. Notes	8.125	07/15/39	885	1,428,910
Sub. Notes	4.300	11/20/26	705	762,946
Sub. Notes	4.400	06/10/25	22,485	23,954,773
Sub. Notes	4.450	09/29/27	470	511,100
Sub. Notes	4.750	05/18/46	42,640	49,351,262

Credit Agricole SA (France), Jr. Sub. Notes	7.875(ff)	01/23/24(oo)	1,000	1,086,858
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN(a)	3.625	09/09/24	6,130	6,401,642
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	3,590	3,738,615
Sr. Unsec’d. Notes	3.800	06/09/23	23,170	23,852,921
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	4,382,968
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	9,073,749
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	30,500	32,429,277
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,754,600

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800	09/15/22	1,930	1,965,566

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	1.621%(ff)	09/11/26		60,295	$58,438,276
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		22,650	23,197,415
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26		27,405	26,785,122
Sr. Unsec’d. Notes	2.222(ff)	09/18/24		10,415	10,457,416
Sr. Unsec’d. Notes	3.950	02/27/23		9,250	9,485,120
Sr. Unsec’d. Notes, Series D	5.000	02/14/22		79,400	79,506,542
Sub. Notes(a)	3.729(ff)	01/14/32		15,400	14,976,383
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23		13,200	13,595,313
Gov’t. Gtd. Notes, EMTN	2.750	09/16/25		6,500	6,733,222
Sr. Unsec’d. Notes, GMTN	2.235	04/28/22		1,000	1,002,356
Sr. Unsec’d. Notes, GMTN	2.868	09/05/23		10,000	10,237,082
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24		5,250	5,272,979
Gov’t. Liquid Gtd. Notes, 144A, MTN(a)	3.250	09/26/23		16,750	17,300,720
Gov’t. Liquid Gtd. Notes, EMTN	1.125	06/15/22	GBP	8,000	10,775,475
Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	90,700	124,333,150
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26		6,525	6,796,878
Sr. Unsec’d. Notes	4.200	08/08/23		9,280	9,649,945
Sr. Unsec’d. Notes	4.250	03/13/26		675	724,238

First Abu Dhabi Bank PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	3.000	03/30/22		3,600	3,611,281
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O(a)	5.300(ff)	11/10/26(oo)		25,010	26,784,448
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		5,965	5,695,811
Sr. Unsec’d. Notes	1.431(ff)	03/09/27		15,995	15,354,416
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		48,415	44,622,048
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		54,500	52,804,985
Sr. Unsec’d. Notes	2.908(ff)	06/05/23		16,250	16,345,104
Sr. Unsec’d. Notes	3.210(ff)	04/22/42		110,085	106,575,235
Sr. Unsec’d. Notes	3.272(ff)	09/29/25		24,791	25,509,666
Sr. Unsec’d. Notes(a)	3.500	01/23/25		24,530	25,502,557
Sr. Unsec’d. Notes	3.500	04/01/25		3,630	3,774,050
Sr. Unsec’d. Notes	3.500	11/16/26		2,841	2,956,941
Sr. Unsec’d. Notes	3.750	02/25/26		31,393	33,156,913
Sr. Unsec’d. Notes(a)	3.814(ff)	04/23/29		16,800	17,752,010
Sr. Unsec’d. Notes	3.850	01/26/27		38,055	40,155,254
Sr. Unsec’d. Notes	4.223(ff)	05/01/29		10,000	10,794,366

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.500% (Cap 4.000%, Floor 0.000%)	0.731%(c)	04/08/22	3,032	$3,027,401
Sr. Unsec’d. Notes, EMTN	2.500(cc)	11/26/22	14,100	14,261,658
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24	95,768	99,995,140
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	9,890	9,967,284
Sub. Notes	5.150	05/22/45	12,240	14,890,876
Sub. Notes	6.750	10/01/37	216	292,316

Grupo Aval Ltd. (Colombia), Gtd. Notes	4.750	09/26/22	454	458,567
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000%	0.132(c)	09/28/24	10,000	9,744,256
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	4,106,534
Sr. Unsec’d. Notes	3.900	05/25/26	3,930	4,157,668
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,722,626
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	40,875	44,576,313

ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, EMTN	3.250	09/09/22	2,200	2,218,652
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.957	11/08/22	3,000	3,032,442
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	2,400	2,487,082
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	11/01/22(oo)	30,100	29,239,252
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	29,225	29,745,233
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	75,460,897
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.769(c)	04/30/22(oo)	2,878	2,886,018
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	87,900,315
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	28,750	27,652,365
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%	3.932(c)	02/01/22(oo)	21,720	21,720,000
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	2,845	2,636,808
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	37,745	36,826,499
Sr. Unsec’d. Notes(a)	2.545(ff)	11/08/32	105,105	101,945,610
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	100,670	100,159,374
Sr. Unsec’d. Notes(a)	3.200	06/15/26	17,085	17,766,569
Sr. Unsec’d. Notes(a)	3.300	04/01/26	15,650	16,342,360
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	38,755	38,887,293
Sr. Unsec’d. Notes(a)	3.509(ff)	01/23/29	61,905	64,662,971

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	3.702%(ff)	05/06/30	91,135	$96,459,438
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	7,985,523
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	56,253,239
Sr. Unsec’d. Notes	4.260(ff)	02/22/48	19,366	22,297,066
Sr. Unsec’d. Notes	4.493(ff)	03/24/31	172,240	192,704,454
Sub. Notes	3.375	05/01/23	2,775	2,845,827
Sub. Notes	3.875	09/10/24	18,575	19,520,373
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.750	01/11/27	16,495	17,428,107
Sr. Unsec’d. Notes	3.900	03/12/24	6,047	6,309,261

Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900	02/06/25	22,225	22,956,592
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170	09/11/27	9,800	10,121,846
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	450	424,753
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	124,435	123,307,172
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	4,690	4,908,575
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	18,090	18,623,192
Sr. Unsec’d. Notes, GMTN(a)	3.772(ff)	01/24/29	50,085	53,146,593
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	11,640,598
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	133,348	187,268,015
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	13,210	12,776,506
Sr. Unsec’d. Notes, MTN(a)	2.802(ff)	01/25/52	21,457	19,721,407
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	50,785,255
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	30,626,457
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	12,045	13,082,255
Sub. Notes, GMTN	4.350	09/08/26	15,545	16,806,795
Sub. Notes, MTN(a)	3.950	04/23/27	16,325	17,427,236
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	26,670	27,506,290
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	55,539	60,319,055
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	25,400	26,323,043
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	5,790	6,508,926

People’s United Bank NA, Sub. Notes	4.000	07/15/24	500	520,635
PNC Bank NA,
Sub. Notes	2.950	01/30/23	10,835	11,025,898
Sub. Notes	4.050	07/26/28	1,200	1,306,979
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,625,877

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes(a)	3.450%	04/23/29	19,895	$21,197,256
Rheinland-Pfalz Bank (Germany),
Sub. Notes	6.875	02/23/28	7,600	9,503,498
Sub. Notes, 144A	6.875	02/23/28	3,463	4,330,344

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373(ff)	01/05/24	23,105	23,502,921
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	47,800	45,564,209
State Street Corp., Sub. Notes	2.200	03/03/31	36,725	35,392,967
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000	01/18/23	5,125	5,223,937
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.724(c)	09/30/24	73,420	73,321,781
Truist Bank, Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,739,677
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	34,643	35,349,060
Sub. Notes, MTN	3.875	03/19/29	7,550	8,135,615
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	11,645	11,527,398
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	17,043,028
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23	10,355	10,454,972
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	14,296,669
Sr. Unsec’d. Notes, 144A	3.491	05/23/23	24,420	24,590,383
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	21,582	22,954,429
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,607,959

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	33,415	32,773,570
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	62,890,986
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	100,840	99,403,430
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	23,086	23,221,172
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	7,985	8,212,761
Sr. Unsec’d. Notes, MTN(a)	4.478(ff)	04/04/31	217,114	243,776,446
				5,978,950,258

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	25,400	$29,188,980
Gtd. Notes	4.900	02/01/46	43,895	52,119,911
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	39,566	48,740,995
Gtd. Notes	5.550	01/23/49	49,910	64,416,869
Gtd. Notes	8.000	11/15/39	1,880	2,911,267
Gtd. Notes	8.200	01/15/39	445	698,510
				198,076,532
Biotechnology 0.0%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44	1,945	2,312,864
Building Materials 0.1%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29	413	428,285
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	2,300	2,427,489
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	3,315	3,456,980
Sr. Unsec’d. Notes	4.300	07/15/47	22,500	24,607,382
Sr. Unsec’d. Notes	4.400	01/30/48	4,370	4,849,671

Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27	300	317,574
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	7,200	7,388,546
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	18,650	16,976,318
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	50	47,874
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	1,325	1,313,588

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	500	516,199
				62,329,906
Chemicals 0.9%
Ashland LLC, Gtd. Notes	6.875	05/15/43	11,140	14,098,814

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes(a)	4.500%	01/10/28		2,600	$2,687,268
Gtd. Notes, 144A	4.500	01/10/28		13,200	13,643,052
Gtd. Notes, 144A	4.500	01/31/30		3,000	3,051,587
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		8,565	9,801,529
Gtd. Notes	5.375	03/15/44		20,115	24,284,130

Chemours Co. (The), Gtd. Notes	5.375	05/15/27		50	51,434
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.125	09/22/24	EUR	4,395	4,950,037
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26		6,040	6,374,817
Sr. Unsec’d. Notes	4.375	11/15/42		75	83,892
Sr. Unsec’d. Notes(a)	4.800	05/15/49		10,718	12,850,513
Sr. Unsec’d. Notes	5.250	11/15/41		8,490	10,425,521
Sr. Unsec’d. Notes	5.550	11/30/48		1,589	2,097,208
Sr. Unsec’d. Notes	9.400	05/15/39		125	215,144

Eastman Chemical Co., Sr. Unsec’d. Notes	3.800	03/15/25		9,781	10,284,303
FMC Corp., Sr. Unsec’d. Notes(a)	4.500	10/01/49		12,925	14,539,527
International Flavors & Fragrances, Inc., Sr. Unsec’d. Notes, 144A	3.268	11/15/40		16,685	16,172,310
LYB International Finance BV, Gtd. Notes(a)	4.875	03/15/44		10,495	12,172,106
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40		14,600	14,179,031
Gtd. Notes(a)	3.625	04/01/51		5,240	5,183,333
Gtd. Notes	4.200	10/15/49		39,600	42,385,666
Gtd. Notes	4.200	05/01/50		45,265	48,576,046
LyondellBasell Industries NV,
Sr. Unsec’d. Notes(a)	4.625	02/26/55		5,900	6,602,296
Sr. Unsec’d. Notes	5.750	04/15/24		2,279	2,446,959
Monitchem HoldCo 2 SA (Luxembourg),
Gtd. Notes	9.500	09/15/26	EUR	1,900	2,266,424
Gtd. Notes, 144A	9.500	09/15/26	EUR	3,700	4,413,563

Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43		3,455	4,364,843
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24		2,589	2,647,252
Sr. Unsec’d. Notes, 144A	5.000	05/01/25		3,190	3,211,977

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125%	03/15/35		1,900	$2,084,996
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	4,022,576
Sr. Unsec’d. Notes(a)	5.000	04/01/49		9,159	11,589,427
Sr. Unsec’d. Notes	5.250	01/15/45		8,000	10,082,994

OCI NV (Netherlands), Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	27,900	32,158,630
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		13,900	14,022,106
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24		47,980	49,471,894
Gtd. Notes	6.500	09/27/28		7,510	7,943,243
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		20,930	21,377,693
Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,295,775
SPCM SA (France),
Sr. Unsec’d. Notes, 144A	2.000	02/01/26	EUR	9,700	10,858,641
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	11,800	13,209,047
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $10,423,375; purchased 07/19/19-06/18/20)(f)	10.500	08/01/24		10,675	7,099,044
Sr. Sec’d. Notes, 144A (original cost $2,578,980; purchased 02/01/21)(f)	10.875	08/01/24		2,631	2,785,663
Sr. Sec’d. Notes, 144A (original cost $1,080,568; purchased 01/31/22)(f)	10.875	08/01/24		1,081	1,080,568

Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30		95	91,723
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A(a)	4.875	06/15/27		7,500	7,464,685
					490,699,287
Commercial Services 1.0%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		3,625	3,571,438
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		3,420	3,513,788
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		31,075	29,521,250
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		50	52,983

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625%	06/01/28		21,390	$20,583,293
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	14,190,699

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		50	50,522
California Institute of Technology,
Sr. Unsec’d. Notes(a)	3.650	09/01/2119		39,775	41,049,747
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	2,800,973

Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	2.849	03/03/22		19,000	19,026,099
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27		6,325	6,772,859
Cleveland Clinic Foundation (The), Unsec’d. Notes(a)	4.858	01/01/2114		2,815	3,846,523
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,509,779
Equifax, Inc., Sr. Unsec’d. Notes	3.950	06/15/23		13,305	13,712,619
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	27,882,620
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,837,704
Gtd. Notes, 144A	3.800	11/01/25		17,535	18,534,852
Gtd. Notes, 144A	4.200	11/01/46		7,890	8,774,219
Gtd. Notes, 144A	4.500	02/15/45		3,720	4,233,224
Gtd. Notes, 144A	6.700	06/01/34		2,355	3,163,660
Gtd. Notes, 144A	7.000	10/15/37		4,090	5,793,927

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	7,952,463
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		7,250	8,368,153
Loxam SAS (France),
Sr. Sec’d. Notes	3.750	07/15/26	EUR	2,325	2,559,859
Sr. Sub. Notes(a)	4.500	04/15/27	EUR	18,600	19,858,519
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	37,550	41,141,599
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	21,109,114
Unsec’d. Notes	4.678	07/01/2114		3,000	4,152,700

Moody’s Corp., Sr. Unsec’d. Notes	2.550	08/18/60		5,855	4,732,042
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		1,630	1,643,584

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
President & Fellows of Harvard College,
Unsec’d. Notes(a)	2.517%	10/15/50		8,950	$8,553,018
Unsec’d. Notes	3.150	07/15/46		9,930	10,521,494
Unsec’d. Notes(a)	3.300	07/15/56		3,840	4,191,060
Unsec’d. Notes	3.619	10/01/37		4,010	4,488,525

Service Corp. International, Sr. Unsec’d. Notes	3.375	08/15/30		1,685	1,575,583
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		1,065	1,167,789
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		5,275	5,093,296
Gtd. Notes(a)	3.875	02/15/31		2,651	2,581,074
Gtd. Notes	4.875	01/15/28		70,980	73,132,884
Gtd. Notes	5.250	01/15/30		25,821	27,123,780
Gtd. Notes	5.500	05/15/27		2,895	2,995,895

University of Chicago (The), Unsec’d. Notes, Series 20B(a)	2.761	04/01/45		6,560	6,490,595
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120		5,210	5,052,626
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	10,721,923
					515,630,353
Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	4.650	02/23/46		1,855	2,291,008
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,500	2,901,643
Booz Allen Hamilton, Inc., Gtd. Notes, 144A	4.000	07/01/29		2,850	2,817,342
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	20,000	28,008,449
Leidos, Inc., Gtd. Notes	2.300	02/15/31		20,140	18,531,852
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27		500	509,841
					55,060,135
Diversified Financial Services 1.2%
Air Lease Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.553(c)	12/15/22		58,000	57,937,677

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100%	03/29/26		2,019	$2,071,272
ALEX Alpha LLC, U.S. Gov’t. Gtd. Notes	1.617	08/15/24		1,196	1,199,612
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39		1,200	1,654,327
Gtd. Notes, 144A	3.150	07/24/24		13,090	13,645,068
Gtd. Notes, 144A	5.600	11/25/39		4,045	5,576,462
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)		31,550	33,766,328
Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)		28,365	27,792,061
Sr. Unsec’d. Notes	3.450	02/13/26		8,855	9,353,554

Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.500(cc)	06/12/24		42,866	45,070,145
Clifford Capital Pte Ltd. (Singapore), Gov’t. Gtd. Notes, EMTN	3.110	08/18/32		32,200	33,768,447
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25		14,835	15,509,484
Eole Finance SPC (France), Gtd. Notes	2.341	02/24/24		11,614	11,720,539
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap 0.000%, Floor 3.030%)^	3.030(c)	02/01/24		73,108	73,107,500
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	2.376(c)	05/31/25		196,680	196,680,000
Jefferies Group LLC,
Sr. Unsec’d. Notes	2.750	10/15/32		44,020	42,017,927
Sr. Unsec’d. Notes	6.500	01/20/43		820	1,083,068

Kane Bidco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	3,500	4,871,954
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		16,055	15,733,809
Gtd. Notes, 144A	6.000	01/15/27		15,935	16,533,163
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		7,950	7,423,593
Gtd. Notes	5.375	11/15/29		202	205,287
Gtd. Notes	6.625	01/15/28		5,050	5,430,320
Gtd. Notes	6.875	03/15/25		550	596,859

PennyMac Financial Services, Inc., Gtd. Notes, 144A(a)	4.250	02/15/29		5,100	4,609,261
Penta Aircraft Leasing LLC, U.S. Gov’t. Gtd. Notes	1.691	04/29/25		1,507	1,512,148

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.923%(s)	06/02/25		3,453	$3,286,891
Postal Square LP,
U.S. Gov’t. Gtd. Notes	6.500	06/15/22		570	580,087
U.S. Gov’t. Gtd. Notes	8.950	06/15/22		1,521	1,562,240

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	3,395,912
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24		10,742	12,394,730
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	0.550	07/30/24		9,000	8,762,580
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24		2,564	2,666,191
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,758,406

VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	6.375	02/01/30		1,925	1,913,239
					667,190,141
Electric 3.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes	3.625	01/12/23		2,254	2,304,343
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,348,518
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	5,954,718
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	7,896,603
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	7,545,508

Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700	12/01/47		18,040	18,876,878
Alexander Funding Trust, Sr. Sec’d. Notes, 144A	1.841	11/15/23		95,000	94,591,966
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25		15,645	16,374,440
Avangrid, Inc., Sr. Unsec’d. Notes(a)	3.800	06/01/29		21,920	23,453,440
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		21,420	20,642,426
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		1,575	1,539,442
Sr. Sec’d. Notes, 144A	5.250	06/01/26		166	169,191

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Calpine Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.625%	02/01/29	23,192	$21,956,598
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/31	41,875	39,675,882
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	48,616	47,419,372

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	7,559,900
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	26,025	26,235,085
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,612,943
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50	23,485	24,944,123
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,806,212
First Mortgage(a)	4.000	03/01/48	4,510	5,000,894
First Mortgage	4.350	11/15/45	2,780	3,201,341
First Mortgage	6.450	01/15/38	690	949,524
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	7,777,872
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	3,266,591
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	23,040	23,502,534
Sr. Unsec’d. Notes	3.900	10/01/25	3,590	3,806,430
Sr. Unsec’d. Notes	4.250	06/01/28	6,200	6,752,723
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,827,275

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	48,508,824
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	7,344,823
First Mortgage	4.250	12/15/41	6,000	6,672,427
First Ref. Mortgage	2.500	03/15/23	11,945	12,112,067
First Ref. Mortgage	3.750	06/01/45	3,045	3,201,696
First Ref. Mortgage	4.000	09/30/42	1,025	1,115,332

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,485	12,736,555
Duke Energy Progress LLC, First Mortgage(a)	4.100	03/15/43	2,410	2,661,986
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	956,745
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	9,810	10,243,458
Gtd. Notes	4.750	06/15/46	12,270	13,725,846

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.875%	07/12/28	2,530	$2,380,978
Gtd. Notes, 144A	3.500	04/06/28	32,040	33,334,902

Entergy Arkansas LLC, First Mortgage	3.050	06/01/23	1,200	1,220,676
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	37,970	38,306,432
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	13,410,176
Collateral Trust	3.250	04/01/28	5,000	5,213,066
Collateral Trust	4.200	09/01/48	73,065	82,365,144
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	13,172,799
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	21,889,138
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,843,130

Evergy Kansas Central, Inc., First Mortgage	3.450	04/15/50	33,000	33,355,170
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,553,642
Exelon Corp., Sr. Unsec’d. Notes(a)	4.700	04/15/50	9,450	11,216,395
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	9,188	9,565,027
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	952,675
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	11,024,648
First Mortgage	3.950	03/01/48	8,210	9,227,401

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	26,308,632
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	1,191,839
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,867,857
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes	8.250	04/15/26	25	31,045
Local Gov’t. Gtd. Notes	8.250	04/15/26	5	6,262
Local Gov’t. Gtd. Notes	8.250	01/15/27	11	14,101
Local Gov’t. Gtd. Notes	8.500	12/01/29	60	85,801
Local Gov’t. Gtd. Notes	8.625	06/15/29	130	183,139
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	590	700,942
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	229,374
Local Gov’t. Gtd. Notes, Series B, MTN	8.400	03/28/25	3,031	3,615,378

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Hydro-Quebec (Canada), (cont’d.)
Local Gov’t. Gtd. Notes, Series GH	8.250%	04/15/26		516	$646,103
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27		4,670	6,007,277
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29		18,767	26,499,895
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		15,025	21,734,371
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		7,800	11,828,441
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30		29,048	45,198,093
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24		1,940	2,225,490

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33		15	19,800
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23		475	482,312
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24		7,850	8,128,895
Sr. Unsec’d. Notes(a)	4.100	09/26/28		3,260	3,537,626

IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30		6,350	6,767,197
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		30,810	33,516,438
Sr. Sec’d. Notes, 144A, Series 6(a)	5.000	11/12/24		6,500	6,990,661

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		18,163	21,677,185
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22		2,000	2,021,084
Landsvirkjun (Iceland), Gov’t. Gtd. Notes, EMTN	0.000	07/24/26	EUR	19,850	22,076,557
Louisville Gas & Electric Co., First Mortgage	4.250	04/01/49		15,000	17,454,483
MidAmerican Energy Co., First Mortgage(a)	4.250	07/15/49		1,865	2,175,676
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40		500	614,817
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.800(ff)	12/01/77		12,235	12,644,202
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		12,825	13,291,861
Gtd. Notes	6.625	01/15/27		3,051	3,152,310
Gtd. Notes, 144A	3.375	02/15/29		875	811,141
Gtd. Notes, 144A	3.625	02/15/31		8,300	7,699,492
Gtd. Notes, 144A	3.875	02/15/32		8,750	8,225,626
Gtd. Notes, 144A(a)	5.250	06/15/29		12,110	12,449,682

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

NTPC Ltd. (India), Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	1,000	$1,169,781
Oglethorpe Power Corp., First Mortgage	3.750	08/01/50		31,000	31,715,403
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25		5,995	6,171,121
Pacific Gas & Electric Co.,
First Mortgage	4.550	07/01/30		22,381	23,319,722
First Mortgage	4.950	07/01/50		5,000	5,100,120
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	10,401,563
First Mortgage	3.300	03/15/51		4,510	4,453,488
First Mortgage(a)	3.350	07/01/25		9,960	10,397,126

PECO Energy Co., First Ref. Mortgage	4.800	10/15/43		6,449	7,739,344
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	2,120	2,199,881
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	8,235,180
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	8,854	9,187,617
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28		50	50,002
Sr. Sec’d. Notes	5.250	07/01/30		50	49,684

PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	10,172,721
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22		4,000	4,008,080
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	3,322,114
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN(a)	3.650	09/01/42		1,990	2,102,686
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650	11/15/22		22,110	22,380,823
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	12,796,436
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,894,797

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	18,270,645
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	12,043,411
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,742,567
Sempra Energy,
Sr. Unsec’d. Notes(a)	3.400	02/01/28		28,195	29,461,278

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Sempra Energy, (cont’d.)
Sr. Unsec’d. Notes	3.800%	02/01/38	20,485	$21,376,923

Southern California Edison Co., First Ref. Mortgage, Series B	2.400	02/01/22	5,165	5,165,000
Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41	725	842,769
State Grid Overseas Investment BVI Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22	7,750	7,775,360
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49	4,755	5,717,211
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27	6,045	6,244,815
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	26,125	26,083,584
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	92,575	96,120,331
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29	26,000	25,061,237
Gtd. Notes, 144A	5.000	07/31/27	37,011	37,546,088
Gtd. Notes, 144A	5.500	09/01/26	500	509,428
Gtd. Notes, 144A	5.625	02/15/27	17,900	18,256,612
Sr. Sec’d. Notes, 144A	3.550	07/15/24	4,000	4,082,977
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,829,033

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.650	04/01/50	5,445	5,817,452
				1,692,229,425
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	7,915	8,286,260
Gtd. Notes, 144A	7.250	06/15/28	7,895	8,465,789
				16,752,049
Electronics 0.1%
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22	2,900	2,963,455
Sensata Technologies BV,
Gtd. Notes, 144A	4.875	10/15/23	295	302,374
Gtd. Notes, 144A	5.000	10/01/25	11,275	11,880,693

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electronics (cont’d.)

Sensata Technologies, Inc., Gtd. Notes, 144A	3.750%	02/15/31		50	$46,998
TD SYNNEX Corp., Sr. Unsec’d. Notes, 144A	1.750	08/09/26		20,000	19,286,212
					34,479,732
Energy-Alternate Sources 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26		100	103,293
Engineering & Construction 0.1%
AECOM, Gtd. Notes(a)	5.125	03/15/27		9,787	10,263,145
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		2,275	2,117,372
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		10,000	9,305,629
Sr. Sec’d. Notes, 144A	3.875	04/30/28		9,000	9,102,178
Sr. Sec’d. Notes, 144A	4.250	10/31/26		4,524	4,710,890
Sr. Sec’d. Notes, 144A	5.500	10/31/46		1,425	1,333,181
Sr. Sec’d. Notes, 144A	5.500	07/31/47		10,000	9,305,629

Promontoria Holding 264 BV (Netherlands), Sr. Sec’d. Notes(a)	6.750	08/15/23	EUR	7,300	8,313,951
					54,451,975
Entertainment 0.3%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		15,720	14,686,621
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		10,120	10,488,962
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		2,995	2,870,458
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	965	1,051,729
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		269	256,933
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	11,048	13,058,410

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Codere Finance 2 Luxembourg SA (Spain), (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%	13.625%	11/30/27(d)		2,645	$2,526,154
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes	4.875	02/28/47	GBP	2,714	3,631,091
Sec’d. Notes	6.500	08/28/26	GBP	1,175	1,639,199
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,411,673

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		8,900	9,237,901
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	511,801
Sr. Sec’d. Notes, 144A	6.250	01/15/27		8,150	8,873,532

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27		9,900	9,980,428
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29		3,400	3,195,775
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29		8,575	8,061,663
Gtd. Notes, 144A(a)	5.875	09/01/31		8,100	7,631,886
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26		17,315	18,094,176
Gtd. Notes, 144A	8.625	07/01/25		3,273	3,462,690
Sr. Sec’d. Notes, 144A	5.000	10/15/25		9,475	9,684,030

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		4,225	4,399,175
					136,754,287
Environmental Control 0.0%
Madison IAQ LLC, Sr. Unsec’d. Notes, 144A	5.875	06/30/29		950	878,596
Foods 1.4%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	22,151,529
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	02/15/23		10,000	10,083,959
Gtd. Notes, 144A	3.500	03/15/29		125	118,152
Gtd. Notes, 144A	5.875	02/15/28		3,935	4,118,532

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

B&G Foods, Inc., Gtd. Notes(a)	5.250%	09/15/27		3,250	$3,292,317
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	257,200	320,105,580
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	4.000	02/16/27	GBP	81,400	99,171,648
Campbell Soup Co., Sr. Unsec’d. Notes(a)	3.125	04/24/50		11,730	10,802,880
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27		3,835	4,050,145
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	5,910	8,979,472
JBS USA Food Co., Gtd. Notes, 144A	5.750	01/15/28		10,500	10,946,355
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		16,300	17,438,674
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		42,853	46,564,991
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		13,075	13,893,302
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		20,540	20,745,400
Gtd. Notes	4.375	06/01/46		27,652	28,994,540
Gtd. Notes	4.625	10/01/39		11,930	13,053,072
Gtd. Notes	4.875	10/01/49		9,966	11,372,804
Gtd. Notes(a)	5.000	07/15/35		2,308	2,633,145
Gtd. Notes	5.200	07/15/45		11,095	12,873,243
Kroger Co. (The),
Sr. Unsec’d. Notes	3.875	10/15/46		5,820	6,114,100
Sr. Unsec’d. Notes	4.450	02/01/47		800	905,122
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	16,327,204
Gtd. Notes, 144A	4.200	04/01/59		12,865	15,236,924
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	4.250	04/15/31		13,000	12,859,528
Gtd. Notes, 144A	5.875	09/30/27		6,575	6,865,610
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		50	48,189
Gtd. Notes, 144A	5.500	12/15/29		58	59,572
Gtd. Notes, 144A	5.625	01/15/28		500	513,277
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		19,520	18,573,963

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.100%	09/28/48		21,758	$27,456,364
Sr. Unsec’d. Notes	5.150	08/15/44		2,615	3,254,280
					769,603,873
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		3,697	4,386,274
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		1,320	1,905,506
Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A(a)	4.500	04/25/22		6,200	6,194,168
					12,485,948
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		3,748	3,871,452
Sr. Unsec’d. Notes	5.625	05/20/24		5,440	5,617,096
Sr. Unsec’d. Notes	5.750	05/20/27		19,968	21,148,123
Sr. Unsec’d. Notes	5.875	08/20/26		13,975	14,776,276

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes(a)	5.850	01/15/41		1,130	1,469,892
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	11,749,293
Sr. Unsec’d. Notes	4.375	05/15/47		12,940	14,596,205
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	4,442,055

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	15,912,340
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		9,350	10,954,745
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	5,950,655

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,943,774
					113,431,906
Healthcare-Products 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46		458	585,791
Avantor Funding, Inc., Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	13,350	15,114,107

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
DH Europe Finance II Sarl, Gtd. Notes	1.350%	09/18/39	EUR	50,715	$54,243,640
Medtronic Global Holdings SCA,
Gtd. Notes	1.375	10/15/40	EUR	26,375	28,161,900
Gtd. Notes	1.625	03/07/31	EUR	2,720	3,217,825
Gtd. Notes	1.625	10/15/50	EUR	24,085	25,555,384
Gtd. Notes	2.250	03/07/39	EUR	10,445	12,793,373

Medtronic, Inc., Gtd. Notes	3.500	03/15/25		3,722	3,910,779
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		41,385	39,872,534
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		14,175	13,785,188

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	19,317,282
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	27,269,811
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	18,575,095

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	41,990,963
					304,393,672
Healthcare-Services 1.6%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	9,165,512
Sr. Unsec’d. Notes(a)	4.272	08/15/48		12,775	15,259,290
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	13,636,820
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	23,019,080
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24		13,570	14,099,940
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	5,099,284
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	7,485,158
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		10,600	10,721,997
Sr. Unsec’d. Notes	3.650	12/01/27		4,825	5,135,447
Sr. Unsec’d. Notes	4.101	03/01/28		7,840	8,503,084
Sr. Unsec’d. Notes	4.650	01/15/43		1,650	1,925,677
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		3,020	3,495,524
Sr. Unsec’d. Notes, Series B	2.532	11/15/29		29,625	29,907,287
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	4,757,018

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831%	11/15/50		14,365	$16,241,333
Centene Corp., Sr. Unsec’d. Notes(a)	4.250	12/15/27		1,610	1,655,878
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		50	45,927
Gtd. Notes, 144A	4.625	06/01/30		6,845	6,661,306

Hackensack Meridian Health, Inc., Sec’d. Notes, Series 2020(a)	2.675	09/01/41		40,545	38,086,805
HCA, Inc.,
Gtd. Notes	3.500	09/01/30		13,975	13,945,857
Gtd. Notes	5.375	02/01/25		8,675	9,244,046
Gtd. Notes(a)	5.375	09/01/26		2,483	2,693,606
Gtd. Notes	5.875	02/15/26		323	352,196
Gtd. Notes	7.500	11/06/33		20,412	28,159,536
Gtd. Notes, MTN	7.750	07/15/36		20,400	27,233,721
Sr. Sec’d. Notes	4.750	05/01/23		2,204	2,287,998
Sr. Sec’d. Notes	5.125	06/15/39		16,905	19,525,395
Sr. Sec’d. Notes	5.250	06/15/49		15,455	18,224,360
Humana, Inc.,
Sr. Unsec’d. Notes	3.950	03/15/27		6,745	7,191,205
Sr. Unsec’d. Notes	4.875	04/01/30		75,000	85,393,523

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		10,475	12,306,955
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	25,700	28,223,030
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		15,275	17,917,212
Gtd. Notes, Series 2019	3.266	11/01/49		21,296	21,650,900
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.250	09/01/24		14,680	15,143,419
Sr. Unsec’d. Notes(a)	3.600	09/01/27		9,765	10,335,557

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25		5,437	5,630,637
Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52		8,312	10,080,822
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27		22,411	23,422,789
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		675	806,058
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50		32,095	29,880,954

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

MidMichigan Health, Sec’d. Notes, Series 2020	3.409%	06/01/50	17,745	$18,120,974
Montefiore Obligated Group, Unsec’d. Notes	4.287	09/01/50	8,570	8,070,867
New York & Presbyterian Hospital (The),
Unsec’d. Notes(a)	4.763	08/01/2116	3,615	4,572,900
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	16,538,636

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44	6,375	7,789,599
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50	9,850	9,926,768
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	17,845	17,642,832
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	3,220,366
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes(a)	2.950	06/30/30	13,180	13,280,207
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	8,346,579
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	22,874	22,980,600
Sec’d. Notes, 144A	6.250	02/01/27	23,070	23,636,710
Sr. Sec’d. Notes, 144A	4.375	01/15/30	4,700	4,534,986
Sr. Sec’d. Notes, 144A	4.625	06/15/28	1,730	1,717,154
Sr. Sec’d. Notes, 144A	4.875	01/01/26	6,465	6,495,203
Sr. Sec’d. Notes, 144A	5.125	11/01/27	35,759	35,847,303
Sr. Unsec’d. Notes	6.750	06/15/23	2,275	2,383,646
Sr. Unsec’d. Notes	6.875	11/15/31	16,000	17,406,877
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	3,450	4,340,088
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	2,381,391
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes(a)	2.750	05/15/40	14,785	14,000,057
Sr. Unsec’d. Notes	4.375	03/15/42	615	706,814
Sr. Unsec’d. Notes	4.625	07/15/35	5,475	6,463,371
Sr. Unsec’d. Notes	4.625	11/15/41	1,725	2,037,585
Sr. Unsec’d. Notes	5.700	10/15/40	185	243,506
Sr. Unsec’d. Notes	5.800	03/15/36	669	873,344

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,939,194
				860,049,700

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Holding Companies-Diversified 0.0%
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800%	01/17/23	1,800	$1,883,850
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22	14,200	14,239,056
				16,122,906
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,675	4,615,724
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,750,760
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	2,000	2,049,431
Gtd. Notes	6.750	03/15/25	59	60,236
Gtd. Notes	7.250	10/15/29	1,400	1,499,119
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	969,952
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,571,763
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	5,996,712
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	5,575	5,805,730
Gtd. Notes, 144A	3.875	08/15/29	1,150	1,100,826
KB Home,
Gtd. Notes(a)	4.000	06/15/31	3,200	3,165,238
Gtd. Notes	4.800	11/15/29	50	52,186

Lennar Corp., Gtd. Notes	5.250	06/01/26	50	55,244
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	49,306
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	4,300	4,666,069
PulteGroup, Inc., Gtd. Notes(a)	5.500	03/01/26	7,476	8,339,872
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	500	526,012
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,683	7,143,371
Gtd. Notes, 144A	5.875	06/15/27	8,150	8,746,668

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc., (cont’d.)
Gtd. Notes, 144A	6.625%	07/15/27		12,490	$13,018,532
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30		2,855	2,964,612
					74,147,363
Household Products/Wares 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24		44,410	45,392,354
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25		43	43,897
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	17,091,182
					62,527,433
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26		20,095	21,065,692
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32		1,800	1,745,685
Gtd. Notes	5.250	12/15/26		52	53,305
					22,864,682
Insurance 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	54,581,694
Sr. Unsec’d. Notes	3.875	01/15/35		500	535,192
Sr. Unsec’d. Notes	3.900	04/01/26		26,880	28,570,965
Sr. Unsec’d. Notes	4.125	02/15/24		280	294,007
Sr. Unsec’d. Notes	4.375	01/15/55		4,360	5,008,359
Sr. Unsec’d. Notes	4.500	07/16/44		2,449	2,843,130

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	7,836,614
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,773,074
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	8,617,193
Gtd. Notes	4.300	05/15/43		4,365	5,001,399
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	17,932,020
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	19,222,155

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
CNA Financial Corp., (cont’d.)
Sr. Unsec’d. Notes	4.500%	03/01/26		12,000	$13,002,054

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	26,861,841
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	532,740
Sr. Unsec’d. Notes	5.950	10/15/36		755	973,769
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,336,221

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	18,209,474
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	27,167,703
Gtd. Notes, 144A	3.951	10/15/50		13,748	14,408,487
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,883,590
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30		10,985	11,170,279
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	5,231,629
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	9,684,773
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	348,816
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	8,990,823
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	17,222,965

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625	09/30/59		758	766,605
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	8,528,044
Gtd. Notes	4.350	05/15/43		3,100	3,599,979
Gtd. Notes	4.625	09/15/42		275	326,906

Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375(ff)	03/15/23(oo)		15,110	15,187,356
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34		525	695,620
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		16,598	20,171,322
Sub. Notes, 144A	6.850	12/16/39		325	466,321

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22		2,675	2,685,775
Willis North America, Inc., Gtd. Notes	3.600	05/15/24		20,670	21,439,548
					384,108,442

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Internet 0.1%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875%	09/15/27		200	$187,716
Expedia Group, Inc., Gtd. Notes	2.950	03/15/31		27,000	26,007,315
United Group BV (Netherlands), Sr. Sec’d. Notes	4.875	07/01/24	EUR	7,900	8,926,731
					35,121,762
Investment Companies 0.0%
Codere New Holdco SA (Spain), Sr. Sec’d. Notes, 144A^	0.000	11/30/27	EUR	4,370	4,910,002
Iron/Steel 0.0%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		40	42,475
Lodging 0.2%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32		22,150	21,038,631
Gtd. Notes, 144A(a)	3.750	05/01/29		6,100	5,939,547
Gtd. Notes, 144A	5.750	05/01/28		25	26,288

Las Vegas Sands Corp., Sr. Unsec’d. Notes(a)	3.900	08/08/29		2,250	2,234,022
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG(a)	3.500	10/15/32		17,030	17,189,519
Sr. Unsec’d. Notes, Series R	3.125	06/15/26		37,700	38,657,060
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		500	507,445
Gtd. Notes	4.750	10/15/28		6,300	6,240,311
Gtd. Notes(a)	5.500	04/15/27		2,732	2,824,642
Gtd. Notes	6.750	05/01/25		3,050	3,161,929

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25		10,815	11,112,112
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		13,500	12,715,399
					121,646,905
Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes(a)	2.600	04/09/30		15,115	15,380,670

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified 0.3%
TK Elevator Holdco GmbH (Germany),
Sr. Unsec’d. Notes	6.625%	07/15/28	EUR	28,716	$33,148,514
Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	24,930	28,777,818
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap 0.000%, Floor 4.750%)	4.750(c)	07/15/27	EUR	24,306	27,355,962
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	49,341,965

Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28		11,817	13,191,200
					151,815,459
Media 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		18,200	17,540,596
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		12,250	11,700,597
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		3,975	3,684,905
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		7,175	6,824,562
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		11,025	10,946,327
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		22,933	23,638,471
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		17,056	17,465,691
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51		91,756	81,443,447
Sr. Sec’d. Notes	3.900	06/01/52		15,490	14,203,362
Sr. Sec’d. Notes	4.800	03/01/50		28,253	28,978,006
Sr. Sec’d. Notes	5.125	07/01/49		40,050	42,600,853
Sr. Sec’d. Notes	5.375	04/01/38		6,070	6,703,939
Sr. Sec’d. Notes	5.375	05/01/47		26,899	29,690,079
Sr. Sec’d. Notes	5.750	04/01/48		27,908	32,116,372
Sr. Sec’d. Notes	6.384	10/23/35		7,110	8,708,684
Sr. Sec’d. Notes	6.484	10/23/45		4,326	5,444,634
Sr. Sec’d. Notes	6.834	10/23/55		7,580	10,084,751
Comcast Corp.,
Gtd. Notes(a)	3.450	02/01/50		18,790	18,680,501
Gtd. Notes	3.969	11/01/47		16	17,286
Gtd. Notes	4.150	10/15/28		25,692	28,269,552
Gtd. Notes	4.250	10/15/30		21,595	24,117,169

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15,505	16,122,708
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		6,510	5,682,575

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Gtd. Notes, 144A(a)	4.500%	11/15/31		2,500	$2,330,167
Gtd. Notes, 144A	5.375	02/01/28		208	208,709
Gtd. Notes, 144A	5.500	04/15/27		10,500	10,732,127
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30		8,450	7,522,751
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		11,500	10,834,815
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		6,465	6,690,745
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		35,072	9,236,727
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26		14,145	6,541,181
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55		22,175	21,570,393
Gtd. Notes(a)	5.200	09/20/47		22,906	26,401,938
Gtd. Notes	5.300	05/15/49		13,607	15,944,855
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23		50	50,780
Gtd. Notes	5.125	06/01/29		17,000	14,833,969
Gtd. Notes	5.875	11/15/24		6,035	6,075,632
Gtd. Notes(a)	7.375	07/01/28		1,345	1,301,256
Gtd. Notes(a)	7.750	07/01/26		43,472	44,790,417

Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26		50	51,212
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26		197	204,133
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.500	09/15/28		367	353,814
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26		5,170	5,228,891
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37		3,690	4,572,493
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25		10,700	10,793,964
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	52,802
ViacomCBS, Inc.,
Sr. Unsec’d. Notes(a)	4.375	03/15/43		9,107	9,690,321
Sr. Unsec’d. Notes	5.850	09/01/43		7,535	9,585,338
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	8,400	10,597,522
Sr. Sec’d. Notes	5.000	04/15/27	GBP	23,479	32,057,459

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Virgin Media Vendor Financing Notes III DAC (United Kingdom), Gtd. Notes	4.875%	07/15/28	GBP	10,800	$14,079,589
Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	4,748	5,062,828
					732,061,895
Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		14,510	18,784,996
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24		4,000	4,050,417
Gtd. Notes, 144A	7.500	04/01/25		500	511,251

Freeport-McMoRan, Inc., Gtd. Notes	4.550	11/14/24		50	52,463
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25		59	60,299
Novelis Corp., Gtd. Notes, 144A	4.750	01/30/30		50	49,897
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes(a)	3.500	11/08/22		3,108	3,162,688
Sr. Unsec’d. Notes(a)	6.750	04/16/40		6,498	8,780,397
Sr. Unsec’d. Notes	7.500	07/27/35		260	359,337
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42		3,050	3,429,253
Sr. Unsec’d. Notes	5.400	02/01/43		1,000	1,155,552
Sr. Unsec’d. Notes	6.000	08/15/40		9,014	10,976,588
Sr. Unsec’d. Notes	6.125	10/01/35		23,727	29,578,871
Sr. Unsec’d. Notes(a)	6.250	07/15/41		1,162	1,459,340
					82,411,349
Miscellaneous Manufacturing 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27		500	512,610
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		347	350,921

GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418	11/15/35		11,711	13,360,561
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		1,300	1,431,241

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing (cont’d.)

Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250%	05/27/25	24,400	$25,472,828
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26	3,775	4,014,380
				45,142,541
Multi-National 0.6%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23	5,396	5,788,422
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	33,585	41,573,259
Sr. Unsec’d. Notes	6.220	08/15/27	4,120	5,038,485
Sr. Unsec’d. Notes	6.375	10/01/28	2,560	3,266,206
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750	01/06/23	17,745	17,996,215
Sr. Unsec’d. Notes	3.250	02/11/22	8,405	8,408,904
Sr. Unsec’d. Notes	3.750	11/23/23	10,400	10,794,158
Sr. Unsec’d. Notes	4.375	06/15/22	16,587	16,782,248

European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500	12/19/22	1,000	993,267
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor 0.000%)	0.220(c)	12/29/26	3,500	3,369,199
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250% (Cap 2.000%, Floor 0.000%)	0.405(c)	02/16/24	6,838	6,808,956
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	14,240	16,795,332
Sr. Unsec’d. Notes	7.000	06/15/25	4,414	5,195,444
Sr. Unsec’d. Notes, EMTN	0.500	04/17/23	2,000	1,978,987
Unsec’d. Notes	6.950	08/01/26	2,000	2,414,339
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	3,327,909
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	16,741,352
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500	12/05/22	60,500	60,152,922
Notes, EMTN	0.500	02/07/23	9,000	8,928,309
Notes, MTN	1.237(s)	10/31/30	3,739	3,040,136
Sr. Unsec’d. Notes	0.072(cc)	06/30/34	8,591	6,568,314
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	3,626,279

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
International Bank for Reconstruction & Development (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes, MTN	0.490%(cc)	11/28/34	273	$214,246
Sr. Unsec’d. Notes, MTN	2.277(cc)	08/28/34	853	673,780
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,188	27,357,702
Unsec’d. Notes, MTN	3.448(s)	09/17/30	2,250	1,856,037

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400	10/26/22	16,376	16,481,342
				296,171,749
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	50	47,629
Gtd. Notes	4.125	05/01/25	228	230,901
				278,530
Oil & Gas 2.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	14,625	15,433,907
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A(a)	2.875	01/15/26	3,834	3,917,606
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	12,810	12,981,141
Gtd. Notes, 144A	8.375	07/15/26	9,701	10,824,284
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	15,411	15,393,261
Gtd. Notes, 144A	9.000	11/01/27	12,152	16,135,008
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	10,775	11,184,469
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	4.400	04/15/29	15,850	17,164,359
Sr. Unsec’d. Notes	5.250	06/15/37	29,438	33,803,198
Sr. Unsec’d. Notes(a)	5.400	06/15/47	14,665	17,649,528
Sr. Unsec’d. Notes	6.750	11/15/39	23,573	31,022,528
Sr. Unsec’d. Notes	6.800	09/15/37	6,150	8,112,340
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	2,950	3,045,022
Gtd. Notes, 144A(a)	5.875	02/01/29	4,900	5,111,826

Chevron USA, Inc., Gtd. Notes(a)	3.900	11/15/24	3,700	3,909,379

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250%	08/01/24	2,675	$2,677,686
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	3,600	3,626,512
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	18,725	19,654,291
ConocoPhillips,
Gtd. Notes, 144A(a)	3.750	10/01/27	8,965	9,577,716
Gtd. Notes, 144A(a)	4.300	08/15/28	8,889	9,758,287
Gtd. Notes, 144A	4.850	08/15/48	7,865	9,722,216
Gtd. Notes, 144A	4.875	10/01/47	8,894	11,079,868
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	12,160	12,522,142
Gtd. Notes(a)	4.500	04/15/23	3,915	4,016,817

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	500	503,803
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24	50	53,659
Sr. Unsec’d. Notes	5.250	10/15/27	113	118,357
Sr. Unsec’d. Notes(a)	5.600	07/15/41	14,172	17,185,720
Sr. Unsec’d. Notes	5.875	06/15/28	32	34,385
Sr. Unsec’d. Notes	8.250	08/01/23	500	541,897
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	51,435	53,197,227
Gtd. Notes(a)	3.500	12/01/29	20,265	20,894,432
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes(a)	5.375	06/26/26	3,434	3,553,191
Sr. Unsec’d. Notes	5.875	09/18/23	71,841	75,530,825
Sr. Unsec’d. Notes	6.875	04/29/30	26,440	28,392,172
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	10,493	10,855,366
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	50	52,265
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	4.500	03/30/24	33,234	33,300,646
Sr. Sec’d. Notes, 144A	4.875	03/30/26	13,471	13,236,562
Sr. Sec’d. Notes, 144A	5.375	03/30/28	8,300	8,081,635

Eni SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/12/23	4,275	4,430,781
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27	50	50,415
Sr. Unsec’d. Notes	7.500	02/01/30	50	59,512

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Equinor ASA (Norway),
Gtd. Notes	3.700%	04/06/50		20,155	$21,784,510
Gtd. Notes	4.250	11/23/41		9,026	10,377,058

Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.452	04/15/51		57,465	59,484,581
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		500	503,353
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		8,157	8,183,872
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	6,193,557
Sr. Unsec’d. Notes, 144A(a)	6.000	02/01/31		3,200	3,266,716
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,481,470
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		14,525	15,385,745
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	3,194,109

Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45		9,983	11,945,927
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,850	1,880,684
Gtd. Notes, 144A	7.125	02/01/27		8,860	9,191,811
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	4.920(s)	10/10/36		161,399	86,992,395
Sr. Unsec’d. Notes	6.200	03/15/40		4,200	4,865,273
Sr. Unsec’d. Notes(a)	6.450	09/15/36		12,600	15,246,183
Sr. Unsec’d. Notes	6.625	09/01/30		50	58,690
Sr. Unsec’d. Notes	6.950	07/01/24		1,541	1,681,214
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	2,053,246
Ovintiv Exploration, Inc.,
Gtd. Notes	5.375	01/01/26		35,890	39,205,558
Gtd. Notes	5.625	07/01/24		26,621	28,699,465
Ovintiv, Inc.,
Gtd. Notes(a)	6.500	08/15/34		9,845	12,236,779
Gtd. Notes	6.625	08/15/37		2,720	3,430,188
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		10,861	10,958,510
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,373,157
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.750	02/01/29		6,534	6,903,097
Gtd. Notes	6.625	01/16/34	GBP	22,380	32,541,110
Gtd. Notes	7.250	03/17/44		2,400	2,559,285
Gtd. Notes	7.375	01/17/27		18,600	21,212,513
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,449,998

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500%	11/24/22	EUR	14,500	$16,434,380
Gtd. Notes	3.500	01/30/23		8,103	8,175,145
Gtd. Notes	4.750	02/26/29	EUR	14,826	16,342,584
Gtd. Notes	5.350	02/12/28		8,849	8,668,076
Gtd. Notes	6.350	02/12/48		40,644	33,607,416
Gtd. Notes	6.490	01/23/27		22,735	23,770,277
Gtd. Notes	6.500	03/13/27		38,109	39,801,308
Gtd. Notes(a)	6.500	01/23/29		19,625	20,024,022
Gtd. Notes	6.625	06/15/35		2,920	2,718,187
Gtd. Notes	6.625	06/15/38		10,676	9,476,239
Gtd. Notes	6.840	01/23/30		13,189	13,457,757
Gtd. Notes	9.500	09/15/27		1,590	1,799,098
Gtd. Notes, EMTN	1.875	04/21/22	EUR	5,800	6,526,411
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,000	2,085,985
Gtd. Notes, EMTN	3.750	02/21/24	EUR	29,100	33,598,866
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	5,333,344
Gtd. Notes, EMTN	4.875	02/21/28	EUR	40,310	45,354,452
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	1,866,511
Gtd. Notes, EMTN	8.250	06/02/22	GBP	2,753	3,763,786
Gtd. Notes, MTN(a)	4.625	09/21/23		5,650	5,793,565
Gtd. Notes, MTN	6.750	09/21/47		42,343	36,314,944
Gtd. Notes, MTN	6.875	08/04/26		9,235	9,898,674
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	0.585(c)	02/15/24		4,950	4,950,000
U.S. Gov’t. Gtd. Notes	1.950	12/20/22		1,254	1,229,105
Phillips 66,
Gtd. Notes(a)	2.150	12/15/30		2,150	2,011,729
Gtd. Notes	4.650	11/15/34		2,965	3,374,561

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30		17,245	15,893,028
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		22,400	21,631,979
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		22,410	21,762,548

Range Resources Corp., Gtd. Notes	9.250	02/01/26		13,320	14,244,142
Reliance Industries Ltd. (India), Sr. Unsec’d. Notes, 144A	5.400	02/14/22		4,773	4,778,797
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		4,450	3,397,120
Gtd. Notes, 144A	8.000	02/01/27		4,275	3,225,399

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Valero Energy Corp.,
Sr. Unsec’d. Notes	3.400%	09/15/26		26,215	$27,282,099
Sr. Unsec’d. Notes(a)	4.000	04/01/29		7,585	8,039,283
					1,463,367,112
Oil & Gas Services 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes(a)	4.486	05/01/30		15,000	16,784,449
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,363,043
					20,147,492
Packaging & Containers 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	16,152	18,344,489
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	30,836	35,021,297
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26		500	496,129
Sr. Unsec’d. Notes, 144A	5.250	08/15/27		365	356,255

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		120	121,802
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25		1,200	1,275,095
Gtd. Notes, 144A	6.625	05/13/27		500	524,758
					56,139,825
Pharmaceuticals 2.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/06/22		1,112	1,126,162
Sr. Unsec’d. Notes	3.600	05/14/25		14,395	15,057,674
Sr. Unsec’d. Notes	4.050	11/21/39		73,565	79,508,244
Sr. Unsec’d. Notes	4.250	11/21/49		90,515	100,888,970
Sr. Unsec’d. Notes	4.400	11/06/42		25,402	28,543,529
Sr. Unsec’d. Notes(a)	4.450	05/14/46		20,136	22,698,077
Sr. Unsec’d. Notes	4.500	05/14/35		20,670	23,488,838
Sr. Unsec’d. Notes	4.550	03/15/35		74,564	84,916,935

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.700%	05/14/45	37,711	$43,622,120
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	11,963,562
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	11,495,982
Sr. Unsec’d. Notes	4.875	11/14/48	6,981	8,408,383

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	1,000	956,535
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	4,017,981
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	3,850	3,244,738
Gtd. Notes, 144A	5.000	02/15/29	10,965	8,828,037
Gtd. Notes, 144A	5.250	01/30/30	12,357	9,959,611
Gtd. Notes, 144A(a)	5.250	02/15/31	29,094	23,208,174
Gtd. Notes, 144A	6.125	04/15/25	8,149	8,311,753
Gtd. Notes, 144A	6.250	02/15/29	48,869	41,418,163
Gtd. Notes, 144A	7.000	01/15/28	9,675	8,671,530
Gtd. Notes, 144A(a)	7.250	05/30/29	4,978	4,466,742
Sr. Sec’d. Notes, 144A(a)	4.875	06/01/28	12,850	12,215,832
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.363	06/06/24	14,836	15,336,279
Sr. Unsec’d. Notes	3.700	06/06/27	5,463	5,801,816
Sr. Unsec’d. Notes(a)	3.734	12/15/24	1,082	1,132,574
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	11,360	12,788,085
Sr. Unsec’d. Notes	4.250	10/26/49	8,055	9,295,045
Sr. Unsec’d. Notes	4.350	11/15/47	16,595	19,301,238
Sr. Unsec’d. Notes	4.625	05/15/44	5,340	6,401,585
Sr. Unsec’d. Notes	5.000	08/15/45	14,124	17,664,583
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	20,520	21,291,523
Gtd. Notes	3.400	03/01/27	2,035	2,126,018
Gtd. Notes	4.375	10/15/28	31,225	34,354,922
Gtd. Notes	4.500	02/25/26	6,005	6,511,589
Gtd. Notes	4.800	08/15/38	15,870	18,259,892
Gtd. Notes	4.800	07/15/46	26,110	30,501,413
Gtd. Notes	4.900	12/15/48	37,870	44,826,097
Sr. Unsec’d. Notes(a)	2.375	03/15/31	11,495	11,017,749
Sr. Unsec’d. Notes	3.400	03/15/50	48,875	46,505,146
Sr. Unsec’d. Notes	3.400	03/15/51	17,140	16,406,048
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.875	02/28/31	59,410	55,060,721

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	2.700%	08/21/40	25,540	$22,906,660
Sr. Unsec’d. Notes	4.300	03/25/28	2,453	2,675,791
Sr. Unsec’d. Notes(a)	5.050	03/25/48	35,998	44,107,702
Sr. Unsec’d. Notes	5.125	07/20/45	3,879	4,721,886
Sr. Unsec’d. Notes	5.300	12/05/43	7,440	9,237,225
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	02/01/25	2	1,336
Gtd. Notes, 144A(a)	6.000	06/30/28	14,825	10,043,241

Johnson & Johnson, Sr. Unsec’d. Notes	2.450	09/01/60	51,120	44,211,387
Mylan, Inc.,
Gtd. Notes(a)	5.400	11/29/43	38,126	44,669,027
Gtd. Notes, 144A	3.125	01/15/23	16,635	16,924,793
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	22,295	22,735,373
Gtd. Notes(a)	3.200	09/23/26	79,545	82,483,656

Utah Acquisition Sub, Inc., Gtd. Notes(a)	5.250	06/15/46	94,061	108,284,963
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	37,725	37,816,311
Gtd. Notes	4.000	06/22/50	18,558	18,318,871
				1,400,738,117
Pipelines 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,279,496
Gtd. Notes, 144A	5.750	01/15/28	630	639,124
Gtd. Notes, 144A	7.875	05/15/26	14,960	16,065,457

Cheniere Energy, Inc., Sr. Sec’d. Notes	4.625	10/15/28	50	50,753
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	26,512,825
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	52,950
Gtd. Notes	5.625	07/15/27	50	54,039

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes, 144A	4.600	12/15/44	245	277,390

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP,
Gtd. Notes	5.350%	05/15/45	2,545	$2,765,645
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	66,792,776
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	20,280,135
Sr. Unsec’d. Notes	5.000	05/15/50	7,845	8,514,489
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,313,671
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	4,454,196
Sr. Unsec’d. Notes(a)	5.300	04/15/47	6,095	6,677,803
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	17,042,997
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,926,962
Sr. Unsec’d. Notes	6.125	12/15/45	9,430	11,141,408
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	46,568,737

Energy Transfer LP/Regency Energy Finance Corp., Sr. Unsec’d. Notes	5.000	10/01/22	535	543,818
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600	04/01/44	1,325	1,203,988
Enterprise Products Operating LLC,
Gtd. Notes(a)	3.200	02/15/52	49,075	44,437,710
Gtd. Notes	3.700	01/31/51	2,665	2,619,737
Gtd. Notes	3.950	01/31/60	23,145	23,067,462
Gtd. Notes	4.200	01/31/50	5,910	6,236,835
Gtd. Notes	4.900	05/15/46	28,296	32,420,941
Gtd. Notes	4.950	10/15/54	5,000	5,850,857
Gtd. Notes	5.100	02/15/45	8,450	9,836,155
Gtd. Notes, Series D	4.875(ff)	08/16/77	19,000	17,419,815
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.750	07/15/23	2,119	2,142,606
Sr. Unsec’d. Notes	5.500	07/15/28	50	50,622
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	50	51,747

Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,432	5,064,538
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	8,469,605
Gtd. Notes	5.000	03/01/43	1,958	2,157,145
Gtd. Notes	6.500	09/01/39	1,260	1,585,813
Kinder Morgan, Inc.,
Gtd. Notes(a)	2.000	02/15/31	46,190	42,205,398
Gtd. Notes(a)	3.250	08/01/50	14,950	13,248,997
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.950	03/01/50	13,250	13,165,846
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,588,151
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,785,971

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP, (cont’d.)
Sr. Unsec’d. Notes	4.200%	10/03/47	6,504	$6,740,386
Sr. Unsec’d. Notes	4.250	09/15/46	5,540	5,836,947
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	17,050,927
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A(a)	3.625	04/01/22	11,925	11,944,534
Gtd. Notes, 144A	3.900	04/01/24	20,820	21,485,241
Gtd. Notes, 144A	4.625	04/01/29	5,980	6,342,389
MPLX LP,
Sr. Unsec’d. Notes(a)	1.750	03/01/26	10,440	10,178,280
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,865,759
Sr. Unsec’d. Notes	4.500	04/15/38	26,290	28,164,338
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	2,362,322

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,279,081
ONEOK, Inc.,
Gtd. Notes(a)	3.400	09/01/29	35,605	35,862,512
Gtd. Notes(a)	4.450	09/01/49	36,667	38,126,537
Gtd. Notes	4.950	07/13/47	59,765	65,778,351
Gtd. Notes(a)	5.200	07/15/48	4,950	5,655,064
Gtd. Notes	6.000	06/15/35	4,200	4,949,181
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	9,369,008
Sr. Unsec’d. Notes	4.300	01/31/43	5,000	4,794,205
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,578,774
Sr. Unsec’d. Notes(a)	4.700	06/15/44	1,090	1,088,286
Sr. Unsec’d. Notes(a)	4.900	02/15/45	11,823	12,104,476
Sr. Unsec’d. Notes	5.150	06/01/42	700	736,819
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,918,089
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	6,500	6,889,430

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	5,760	5,994,887
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	9,742	9,310,245
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,484,477
Gtd. Notes, 144A	6.000	12/31/30	3,975	3,814,674
Gtd. Notes, 144A	7.500	10/01/25	5,375	5,653,291
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	50	51,155

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., (cont’d.)
Gtd. Notes	5.875%	04/15/26		50	$51,637

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48		835	902,365
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48		20,015	22,853,815
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28		7,970	8,612,496
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A(a)	3.875	08/15/29		9,205	9,201,651
Sr. Sec’d. Notes, 144A	4.125	08/15/31		3,205	3,228,897
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25		8,815	9,025,536
Sr. Unsec’d. Notes	4.000	07/01/22		700	700,598
Sr. Unsec’d. Notes	4.350(cc)	02/01/25		230	232,860
Sr. Unsec’d. Notes(a)	4.750	08/15/28		3,250	3,448,768
Sr. Unsec’d. Notes	5.300(cc)	02/01/30		50	52,325
Sr. Unsec’d. Notes	5.450	04/01/44		875	968,240
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27		48,036	50,610,390
Sr. Unsec’d. Notes	3.900	01/15/25		18,356	19,313,344
Sr. Unsec’d. Notes	4.000	09/15/25		8,625	9,129,003
Sr. Unsec’d. Notes	4.300	03/04/24		9,550	9,992,742
Sr. Unsec’d. Notes	4.850	03/01/48		11,950	13,625,664
Sr. Unsec’d. Notes	4.900	01/15/45		5,902	6,645,653
					983,570,259
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25		50	51,585
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		3,517	3,382,978
Gtd. Notes, 144A	4.375	02/01/31		2,500	2,385,551
Gtd. Notes, 144A	5.375	08/01/28		500	509,678
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22		8,720	8,738,582
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		14,600	15,637,439

Sinochem Offshore Capital Co. Ltd. (China), Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	2,210,310
					32,916,123

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875%	02/01/33		9,640	$8,704,326
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		14,830	15,375,745
Sr. Unsec’d. Notes(a)	4.125	05/15/29		22,019	23,715,577
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		13,046	11,786,305
Gtd. Notes	9.750	06/15/25		20,545	21,835,129
Sr. Unsec’d. Notes	4.750	05/01/24		2,498	2,503,340
Sr. Unsec’d. Notes(a)	4.750	02/15/28		18,845	17,745,701
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24		1,260	1,289,267
Gtd. Notes	5.375	11/01/23		2,555	2,692,726
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.400	02/01/25		537	557,416
Sr. Unsec’d. Notes	3.500	07/15/29		1,490	1,566,553

Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27		5,885	6,295,226
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30		36,393	36,179,817
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22		9,340	9,473,443
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.625	06/15/25		2,190	2,303,364
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.692	06/05/28	GBP	3,000	4,133,097
Gtd. Notes(a)	5.000	10/15/27		1,866	1,917,292
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28		6,275	6,416,800
Sr. Sec’d. Notes, 144A	7.500	06/01/25		5,000	5,235,858

Realty Income Corp., Sr. Unsec’d. Notes	2.850	12/15/32		19,830	19,792,424
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		30,000	28,650,000
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		50,460	52,546,341
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25		5,000	5,193,679
Gtd. Notes	3.850	04/01/27		31,660	33,774,516

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP, (cont’d.)
Gtd. Notes	4.400%	01/15/29		4,765	$5,262,915
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	25,135
Gtd. Notes, 144A	4.250	12/01/26		13,075	13,206,892
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27		2,640	2,700,350
Sr. Unsec’d. Notes	2.750	01/15/31		2,250	2,223,301
Sr. Unsec’d. Notes	4.000	06/01/25		6,960	7,381,035
Sr. Unsec’d. Notes(a)	4.125	03/15/29		1,050	1,141,355
Sr. Unsec’d. Notes	4.250	04/01/26		14,095	15,200,536

WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31		12,425	11,896,392
					378,721,853
Retail 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		25,025	23,232,080
At Home Group, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28		1,300	1,244,516
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	18,647,638
Dollar General Corp., Sr. Unsec’d. Notes	4.125	04/03/50		21,425	23,348,047
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.375	02/07/25	EUR	29,200	32,198,754
Sr. Sec’d. Notes	6.250	10/30/25	EUR	74,133	83,590,816
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	12,500	13,783,713

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A(a)	4.625	01/15/29		6,200	6,039,226
Gap, Inc. (The), Gtd. Notes, 144A(a)	3.875	10/01/31		13,000	12,075,294
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24		29,072	29,080,201
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.800	09/14/27		1,180	1,222,760
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31		6,856	6,279,073
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		39,699	40,353,405

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.250%	07/31/25	GBP	17,000	$23,594,356
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes(a)	4.100	04/15/50		22,315	23,405,967
					338,095,846
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		3,225	3,267,052
Semiconductors 0.7%
Broadcom, Inc.,
Gtd. Notes	4.110	09/15/28		12,832	13,694,484
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		47,591	45,187,515
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		295,962	280,861,409

Microchip Technology, Inc., Gtd. Notes	4.250	09/01/25		50	51,524
NXP BV/NXP Funding LLC (China), Gtd. Notes, 144A	4.625	06/01/23		16,600	17,244,396
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A(a)	3.150	05/01/27		7,190	7,399,645
Gtd. Notes, 144A	3.400	05/01/30		9,130	9,409,873
					373,848,846
Software 0.4%
Activision Blizzard, Inc., Sr. Unsec’d. Notes	2.500	09/15/50		2,035	1,753,948
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28		50	47,931
Boxer Parent Co., Inc., Sec’d. Notes, 144A	9.125	03/01/26		14,859	15,500,477
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50		1,535	1,390,668
Sr. Unsec’d. Notes	2.675	06/01/60		8,698	7,886,516
Sr. Unsec’d. Notes	2.921	03/17/52		12,025	11,750,427
Sr. Unsec’d. Notes	3.041	03/17/62		4,748	4,645,195
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.950	11/15/24		1,580	1,615,931
Sr. Unsec’d. Notes(a)	2.950	05/15/25		52,350	53,383,541
Sr. Unsec’d. Notes	3.600	04/01/50		58,375	51,833,915

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software (cont’d.)
Oracle Corp., (cont’d.)
Sr. Unsec’d. Notes	3.800%	11/15/37		18,135	$17,657,134
Sr. Unsec’d. Notes	3.850	04/01/60		58,385	52,219,122
					219,684,805
Telecommunications 2.7%
Altice France Holding SA (Luxembourg), Sr. Sec’d. Notes	8.000	05/15/27	EUR	14,000	16,477,231
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27		10,202	10,794,402
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/27		3,300	3,276,113
Sr. Unsec’d. Notes	2.550	12/01/33		21,058	19,806,773
Sr. Unsec’d. Notes(a)	3.100	02/01/43		58,525	53,590,235
Sr. Unsec’d. Notes(a)	3.300	02/01/52		55,985	51,453,393
Sr. Unsec’d. Notes	3.500	09/15/53		117,222	111,337,743
Sr. Unsec’d. Notes	3.550	09/15/55		19,994	18,870,507
Sr. Unsec’d. Notes	3.650	09/15/59		83,421	78,920,232
Sr. Unsec’d. Notes	3.800	12/01/57		7,661	7,497,671
Sr. Unsec’d. Notes	4.050	12/15/23		13,350	13,973,870
Sr. Unsec’d. Notes	4.300	02/15/30		15,455	16,983,318
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24		2,022	2,027,149
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		629	584,828
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A(a)	8.000	12/31/26		14,640	14,338,419
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		27,385	28,000,075
Sr. Sec’d. Notes, 144A	8.750	05/25/24		68,274	69,976,234

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		36,750	35,795,547
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		15,350	15,567,579
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28		9,175	9,300,316
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)		2,000	875,399
Gtd. Notes, 144A	8.500	10/15/24(d)		2,400	1,087,225
Gtd. Notes, 144A(a)	9.750	07/15/25(d)		2,625	1,161,835
Sr. Sec’d. Notes, 144A	6.500	03/15/30		83,590	81,500,250

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes	5.250%	03/15/26		50	$50,945
Sr. Sec’d. Notes, 144A	3.400	03/01/27		31,986	32,408,078
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		1,550	1,553,720
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		50	50,142
Sr. Unsec’d. Notes, Series W	6.750	12/01/23		11,050	11,728,776
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28		10,000	10,983,306
Sr. Unsec’d. Notes	4.600	05/23/29		25,980	28,729,097

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		29,300	40,931,370
Sprint Communications, Inc., Gtd. Notes	6.000	11/15/22		19,917	20,517,528
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		39,580	43,148,810
Gtd. Notes	7.625	02/15/25		24,159	26,878,944
Gtd. Notes	7.875	09/15/23		99,334	107,277,356

TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes(a)	3.875	02/20/25	GBP	7,700	9,315,377
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29		14,375	13,517,281
Sr. Sec’d. Notes	2.550	02/15/31		19,800	18,856,150
Sr. Sec’d. Notes	3.000	02/15/41		40,760	36,834,004
Sr. Sec’d. Notes	3.300	02/15/51		18,414	16,644,956
Sr. Sec’d. Notes	3.875	04/15/30		13,050	13,706,835
Sr. Sec’d. Notes	4.375	04/15/40		19,890	21,405,734
Sr. Sec’d. Notes	4.500	04/15/50		31,495	34,470,274
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40		121,425	108,600,612
Sr. Unsec’d. Notes	3.150	03/22/30		125,000	128,475,430
Sr. Unsec’d. Notes	3.400	03/22/41		57,405	56,844,013
Sr. Unsec’d. Notes	4.750	11/01/41		5,605	6,542,827
Sr. Unsec’d. Notes	4.862	08/21/46		495	605,131

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,600	2,004,781
Zayo Group Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/01/28		500	473,745
					1,455,751,566

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		673	$686,315
Transportation 0.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	3,297,094
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	4,130,857

CP - Comboios de Portugal EPE (Portugal), Sr. Unsec’d. Notes	5.700	03/05/30	EUR	48,150	72,694,585
FedEx Corp., Gtd. Notes	4.550	04/01/46		2,854	3,205,202
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		7,820	7,816,303
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		4,924	5,551,337
Societe Nationale SNCF SA (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	37,291	59,041,939
Union Pacific Corp.,
Sr. Unsec’d. Notes(a)	2.950	03/10/52		8,960	8,434,836
Sr. Unsec’d. Notes	3.250	02/05/50		130,133	130,093,416
Sr. Unsec’d. Notes	3.550	05/20/61		13,750	14,021,443

XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25		50	51,797
					308,338,809
Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30		3,975	4,014,419
Sr. Unsec’d. Notes	3.750	09/01/47		4,795	5,045,794
					9,060,213

Total Corporate Bonds (cost $22,572,895,427)					22,844,541,460
Municipal Bonds 0.9%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	19,610,216
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	895,797

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582%	05/15/39	5,045	$6,393,792
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40	4,300	6,783,424
Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	8,475	11,442,630
Los Angeles Department of Water & Power, Water System Revenue, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	6,200	7,962,067
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,263,538
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	438,919
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,565,585
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,316,886
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	6,612,632
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,619,877
				68,905,363
Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,421,419
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	4,977,590
				6,399,009
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	22,167,203
Illinois 0.2%
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	6,643,164
State of Illinois,
General Obligation Unlimited, Series D	5.000	11/01/22	79,600	82,074,267
General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	19,045	21,192,497
				109,909,928

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky 0.0%
Kentucky State Property & Building Commission, Revenue Bonds, BABs, Series C	5.373%	11/01/25	1,900	$2,058,102
Michigan 0.1%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	11,112,551
Taxable, Revenue Bonds	3.384	12/01/40	13,895	14,726,867
				25,839,418
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A(a)	7.102	01/01/41	15,953	24,294,742
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	20,247,222

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,759,915
				46,301,879
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	927,776
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725	11/01/23	1,400	1,480,287
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,195,103

New York City Water & Sewer System, Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	1,346,345
New York State Urban Development Corp., Taxable, Revenue Bonds, BABs, Series ST	5.770	03/15/39	18,800	22,261,819
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds	4.031	09/01/48	4,000	4,518,374
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	11,272,034
Revenue Bonds	4.458	10/01/62	2,600	3,261,351
				46,263,089
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	11,066,938
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	379,711
				11,446,649

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450%	08/15/28	5,000	$5,485,549
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	894,766
Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	550,349
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	7,283,669

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	22,900	24,907,361
				32,741,379
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,461,868
Revenue Bonds, Series A-1	5.000	07/01/58	27,600	30,708,312
				33,170,180
Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,351,793
Taxable, Revenue Bonds	4.427	02/01/42	6,480	7,647,392

Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50	5,755	5,607,917
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	20,905	21,957,540
				36,564,642
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	9,850	12,440,746

Total Municipal Bonds (cost $422,245,717)				460,587,902

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 6.0%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%	09/25/19	3	$3,298
American Home Mortgage Investment Trust, Series 2004-04, Class 4A, 6 Month LIBOR + 2.000% (Cap 11.000%, Floor 2.000%)	2.345(c)	02/25/45	6	5,597
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	0.252(c)	07/27/57	2,570	2,552,196
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.298(c)	03/27/36	2,071	2,063,447
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)	0.238(c)	02/27/37	5,628	5,585,861
Banc of America Funding Trust,
Series 2005-D, Class A1	2.722(cc)	05/25/35	26	27,123
Series 2006-I, Class 4A1	3.064(cc)	10/20/46	30	25,981
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.836(c)	09/26/45	443	445,034
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.000%)	0.273(c)	09/29/36	2,628	2,616,024

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	2.801(cc)	06/25/34	168	171,287
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	2.500(cc)	02/25/33	2	2,175
Series 2005-04, Class 3A1	2.802(cc)	08/25/35	109	108,033
Series 2007-03, Class 1A1	3.164(cc)	05/25/47	153	151,399
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	2.581(cc)	05/25/35	75	75,544
Series 2005-04, Class 23A2	2.581(cc)	05/25/35	25	25,226
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.708(c)	04/25/28	1,051	1,050,544
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.958(c)	10/25/28	18,058	18,057,914
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.558(c)	04/25/29	9,040	9,040,153
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.108(c)	10/25/29	51,969	52,015,065
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.108(c)	08/26/30	11,249	11,328,413
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.108(c)	10/25/30	2,390	2,389,723
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.958(c)	10/25/30	10,375	10,410,615

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	3.808%(c)	10/25/30	13,505	$13,900,109
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.800(c)	03/25/31	45,104	45,103,527
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.000(c)	03/25/31	9,400	9,642,195
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	1.450(c)	09/25/31	10,950	10,910,470
Central Park Funding Trust,
Series 2021-02, Class PT, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.102(c)	10/27/22	63,724	63,416,620
Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)	3.052(c)	03/01/23	131,160	130,675,547
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	2.470(cc)	02/19/34	6,838	7,036,025
Series 2005-29, Class A1	5.750	12/25/35	407	286,441
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)	1.985(c)	02/20/36	12	10,902

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.929(cc)	09/25/47	3,543	3,407,404
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.258(c)	09/25/31	1,836	1,843,314
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	1.600(c)	10/25/41	11,730	11,752,024

Credit Suisse Mortgage Trust, Series 2018-RPL09, Class PT, 144A	4.512(cc)	09/25/57	21,582	20,739,614
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.808(c)	11/25/28	18,411	18,410,875
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.908(c)	04/25/29	9,866	9,865,658
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.608(c)	10/25/30	3,795	3,795,134
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	2.200(c)	10/25/33	29,465	29,464,982

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd. (Bermuda), (cont’d.)
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.750%(c)	10/25/33	45,665	$46,193,705
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	3.500(c)	04/25/34	40,750	41,047,752
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.508(c)	05/25/30	10,105	10,259,974
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.258(c)	10/25/30	16,770	16,972,231
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.050(c)	11/25/41	12,930	12,849,949
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	0.556(c)	10/18/30	—(r)	484
Series 2001-29, Class Z	6.500	07/25/31	17	18,741
Series 2012-132, Class KI, IO	3.000	12/25/32	6,659	705,129
Series 2013-57, Class MI, IO	3.000	06/25/28	1,881	113,094
Series 2014-05, Class AI, IO	4.500	04/25/43	2,882	459,075
Series 2015-51, Class CI, IO	4.000	07/25/45	4,234	696,269
Series 2016-30, Class CI, IO	3.000	05/25/36	3,475	341,361
Series 2016-74, Class GM	2.500	09/25/43	15,661	15,803,368
Series 2017-83, Class IO, IO	4.000	10/25/47	3,015	464,025
Series 2018-16, Class MB	3.500	07/25/46	5,088	5,134,219
Series 2018-24, Class BH	3.500	04/25/48	6,310	6,511,882
Series 2018-58, Class BI, IO	4.000	08/25/48	2,264	243,817
Series 2019-08, Class Z	3.500	03/25/49	2,525	2,674,112
Series 2019-13, Class LZ	4.000	04/25/49	12,604	13,436,965
Series 2019-13, Class VA	4.000	02/25/32	4,115	4,142,570
FHLMC REMICS,
Series 1628, Class LZ	6.500	12/15/23	3	3,092
Series 1935, Class JZ	7.000	02/15/27	33	35,788
Series 2241, Class PH	7.500	07/15/30	17	19,835
Series 3795, Class VZ	4.000	01/15/41	2,827	2,994,613
Series 3889, Class DZ	4.000	01/15/41	2,870	3,015,772
Series 4135, Class AI, IO	3.500	11/15/42	8,527	1,250,850
Series 4372, Class GI, IO	4.500	08/15/44	5,097	807,981
Series 4456, Class BI, IO	4.000	05/15/44	1,001	126,664
Series 4468, Class IO, IO	4.500	05/15/45	5,648	886,917
Series 4500, Class ZX	4.000	07/15/45	1,938	2,080,129
Series 4735, Class IM, IO	4.000	12/15/47	9,617	1,556,619
Series 4736, Class IP, IO	4.000	08/15/47	2,388	287,692

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC REMICS, (cont’d.)
Series 4751, Class PI, IO	4.000%	11/15/47	1,678	$215,327
Series 4795, Class WQ	4.000	07/15/46	3,448	3,500,916
Series 4801, Class ZD	4.000	06/15/48	4,631	5,107,750
Series 4802, Class EZ	4.000	06/15/48	5,821	6,066,033
Series 4831, Class BA	3.500	10/15/44	2,929	3,000,619
Series 4868, Class KL	4.000	12/15/45	7,193	7,237,885
Series 4870, Class K	4.000	04/15/49	23,605	24,825,083
Series 4903, Class ED	2.750	09/15/48	6,181	6,247,617
Series 4903, Class IP, IO	4.500	07/25/49	11,022	2,351,328
Series 4946, Class KB	3.000	12/15/48	11,009	11,232,761

FHLMC Structured Agency Credit Risk Debt Notes, Series 2020-DNA06, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	2.050(c)	12/25/50	3,000	3,015,298
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	1.808(c)	01/25/50	5,484	5,506,643
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.958(c)	02/25/50	15,729	15,817,651
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.208(c)	06/25/50	9,440	9,819,954
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.108(c)	06/25/50	1,728	1,729,914
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.108(c)	08/25/50	25,210	26,684,082
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.858(c)	08/25/50	8,325	8,365,755
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.850(c)	10/25/50	10,705	11,402,605
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850(c)	10/25/50	16,066	16,222,643
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.208(c)	03/25/50	2,574	2,606,380
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.708(c)	07/25/50	19,452	19,526,484
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.358(c)	09/25/50	15,495	16,310,956
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)	3.258(c)	09/25/50	2,870	2,881,705
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.700(c)	01/25/51	6,000	5,939,978

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.550%(c)	10/25/33	43,850	$45,166,052
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34	27,900	28,037,003
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700(c)	01/25/34	18,020	18,076,505
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450(c)	10/25/41	45,750	45,721,420
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.200(c)	12/25/33	12,900	12,941,259
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	2.100(c)	12/25/33	13,960	13,990,214
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.400(c)	09/25/41	24,730	24,513,469
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	09/25/41	46,910	46,323,184
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	3.800(c)	12/25/41	12,640	12,639,979
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	2.400(c)	12/25/41	30,400	30,132,140
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.858(c)	09/25/48	91	91,124
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.758(c)	01/25/49	1,552	1,571,147
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.058(c)	10/25/49	1,055	1,058,377

FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.487(c)	07/25/44	74	76,207

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	1.283%(c)	02/25/45	8	$7,952
Freddie Mac REMICS, Series 4939, Class KT	3.000	07/15/48	22,898	23,363,085
Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	3,103	360,122
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	1,485	1,528,602
Series 2015-064, Class IA, IO	4.000	05/20/45	10,780	1,541,927
Series 2015-165, Class IB, IO	3.500	11/20/42	5,006	473,773
Series 2016-01, Class ZP	3.000	01/20/46	6,727	7,079,518
Series 2016-161, Class PI, IO	3.500	06/20/46	24,764	3,508,062
Series 2016-69, Class B	3.000	05/20/46	15,973	16,401,293
Series 2017-134, Class ZK	3.000	08/20/47	5,987	6,313,029
Series 2018-05, Class IB, IO	4.000	01/20/48	13,250	2,387,843
Series 2018-21, Class IH, IO	4.500	02/20/48	4,883	851,917
Series 2018-59, Class PZ	3.000	09/20/46	6,268	6,608,878
Series 2019-159, Class IJ, IO	3.500	12/20/49	13,989	2,413,805
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.248(c)	01/26/37	686	683,581
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.248(c)	10/26/36	57	56,379
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.248(c)	10/26/36	5,200	5,116,677
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.708(c)	10/25/28	4,741	4,740,878
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.758(c)	05/25/29	6,453	6,454,747
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)	3.358(c)	10/25/30	12,280	12,307,602
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.258(c)	10/25/30	11,507	11,620,579
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	1.650(c)	01/25/34	26,185	26,137,558
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850(c)	01/25/34	41,170	40,922,383

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.520%)	0.628%(c)	04/25/35		914	$899,872
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	1.686(cc)	01/25/32		1	1,276
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	0.288(c)	07/25/37		2,406	2,414,066
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	2.745(cc)	03/25/36		96	84,656
Jupiter Mortgage PLC (United Kingdom), Series 1A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.492(c)	07/20/60	GBP	48,400	65,341,784
Loan Revolving Advance Investment Trust,
Series 2021-01, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.854(c)	12/31/22		81,102	80,279,083
Series 2021-01, Class A1Y, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.854(c)	12/31/22		57,200	56,619,597
Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.840(c)	06/30/23		140,300	138,876,965
Series 2021-02, Class A1Y, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.840(c)	06/30/23		71,000	70,279,854
Mortgage Repurchase Agreement Financing Trust,
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.104(c)	08/10/23		14,185	14,185,427
Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.604(c)	09/10/22		145,100	145,073,911
MRA Issuance Trust,
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.849(c)	03/31/23		108,560	108,572,734
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.849(c)	03/31/23		125,340	125,352,283
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.702(c)	02/16/22		203,878	203,528,084
MSG III Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.858(c)	06/25/54		54,834	54,796,559
Series 2021-01, Class B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.008(c)	06/25/54		8,892	8,893,656
Series 2021-01, Class C, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.208(c)	06/25/54		7,760	7,761,887
Series 2021-01, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.408(c)	06/25/54		3,331	3,331,690

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.858%(c)	01/25/48	17,424	$17,381,378
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.658(c)	07/25/28	6,407	6,407,276
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.508(c)	07/25/29	372	372,014
Oaktown Re V Ltd. (Bermuda), Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.708(c)	10/25/30	9,883	9,905,896
Oaktown Re VI Ltd. (Bermuda),
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.700(c)	10/25/33	28,079	28,078,992
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	2.100(c)	10/25/33	19,887	20,020,312

Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.950(c)	04/25/34	44,200	44,028,791
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.923(c)	12/25/22	126,585	126,841,545
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	3.008(c)	02/27/24	21,873	22,215,670
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.958(c)	02/25/23	49,679	49,762,610
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.758(c)	08/25/25	45,300	45,369,400

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	0.508(c)	02/25/34	6	6,325
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.508(c)	03/25/28	1,367	1,367,278
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.808(c)	03/25/28	18,290	18,289,984
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.058(c)	01/25/30	6,250	6,230,629

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Radnor Re Ltd. (Bermuda), (cont’d.)
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.558%(c)	01/25/30	24,000	$23,912,273
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	1.700(c)	12/27/33	40,620	40,619,988
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	1.900(c)	11/25/31	35,810	35,856,560
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.750(c)	11/25/31	42,300	43,254,106

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	1.725(c)	09/29/31	6	6,187
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32	7	6,783
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.009(c)	04/11/22	60,300	60,235,654
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.909(c)	06/20/22	158,250	158,367,263
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	2.424(cc)	02/25/34	59	59,985
Series 2004-18, Class 3A1	2.414(cc)	12/25/34	5,482	5,512,136

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	0.763(c)	09/19/32	7	6,799
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750	10/15/41	3,063	3,165,919
Washington Mutual Mortgage Pass-Through Certificates Series Trust, Series 2005-AR05, Class A6	2.860(cc)	05/25/35	526	540,996
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)	0.948(c)	06/25/44	790	781,465
Series 2004-AR10, Class A3, 1 Month LIBOR + 1.100% (Cap 10.500%, Floor 1.100%)	1.208(c)	07/25/44	1,286	1,284,287

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR01, Class 2A	2.800(cc)	02/25/33	—(r)	357

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

ZH Trust, Series 2021-01, Class A, 144A	2.253%	02/18/27		18,930	$18,692,268

Total Residential Mortgage-Backed Securities (cost $3,240,914,514)					3,241,254,314
Sovereign Bonds 7.1%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		46,900	46,941,420
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		37,030	37,431,564
Albania Government International Bond (Albania), Bonds	2.708(s)	08/31/25		91,274	84,690,849
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	760,253
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		16,218	16,566,457
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		115,773	117,830,023
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.500	05/30/29		1,600	1,594,616
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	24,450	24,951,617
Chile Government International Bond (Chile), Sr. Unsec’d. Notes(a)	1.750	01/20/26	EUR	30,000	35,428,281
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes(a)	4.500	01/28/26		6,000	6,188,558
Sr. Unsec’d. Notes(a)	7.375	09/18/37		1,015	1,126,407
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,108,722
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500	04/04/23		33,934	35,457,737
Sr. Unsec’d. Notes(a)	6.000	01/26/24		83,845	90,628,820
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		9,000	9,385,805
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	6,420,212
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	6,989,262

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	10,855	11,605,686
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,686,911
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	12,409,667

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%	02/15/26		34,303	$40,967,817
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375	06/04/25		2,400	2,461,931
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		12,400	12,719,977
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	279,065,937
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	189,539,819

Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		22,500	23,052,564
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes(a)	5.375	02/21/23		61,526	64,251,786
Sr. Unsec’d. Notes	5.375	03/25/24		10,612	11,424,515
Sr. Unsec’d. Notes	5.750	11/22/23		58,412	62,773,227
Sr. Unsec’d. Notes, 144A	3.125	09/21/51		19,035	17,706,873

Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	59,841	67,626,555
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	25,663,555
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	22,436,803
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	13,515	15,536,949
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	337,204
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	68,102,708
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	4,333,818
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,611,515
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	1,750	2,049,594
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	39,398,783
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	37,444,652
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26		2,000	2,083,722
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	11,874,131
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	42,450	50,461,953

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	8,900,481
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	2.125	02/10/25		15,000	15,239,170
Gov’t. Gtd. Notes	2.375	11/16/22		850	860,273
Gov’t. Gtd. Notes	2.500	06/01/22		21,500	21,638,906
Gov’t. Gtd. Notes	2.500	05/23/24		7,800	7,988,859
Gov’t. Gtd. Notes	3.375	07/31/23		2,800	2,890,113

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan Bank for International Cooperation (Japan), (cont’d.)
Gov’t. Gtd. Notes	3.375%	10/31/23		2,600	$2,694,738
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,403,907
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		17,200	17,301,250
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	21,277,632
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/13/25		44,000	44,959,250
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,636,752
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		4,000	4,126,903
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,590,376
Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	44,300,090

Kingdom of Belgium Government International Bond (Belgium), Notes, 144A	8.875	12/01/24		6,830	8,163,382
Korea International Bond (South Korea), Sr. Unsec’d. Notes	2.125	06/10/24	EUR	25,900	30,619,033
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		100,000	100,212,449
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.625	02/01/22		195,634	195,649,670
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	3,858,357
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	11,465,793

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	48,211,419
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500	5,234,140
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	5,000	5,620,437
Province of Alberta (Canada),
Sr. Unsec’d. Notes(a)	1.300	07/22/30		21,630	20,192,941
Sr. Unsec’d. Notes	3.300	03/15/28		13,210	14,187,303
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		17,530	27,513,401
Sr. Unsec’d. Notes(a)	6.500	01/15/26		24,696	28,978,059
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26		2,700	2,737,427
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		1,790	1,836,550
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		6,400	6,625,506
Debentures	8.750	04/01/22		1,990	2,015,458

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series NJ	7.500%	07/15/23		705	$768,770
Sr. Unsec’d. Notes, Series PD	7.500	09/15/29		5,020	6,868,732
Unsec’d. Notes, MTN	7.295	07/22/26		474	577,047
Unsec’d. Notes, MTN	7.365	03/06/26		82	98,908
Unsec’d. Notes, MTN	7.380	04/09/26		100	121,284
Unsec’d. Notes, Series A, MTN	6.350	01/30/26		3,683	4,293,326
Unsec’d. Notes, Series A, MTN	7.140	02/27/26		6,050	7,282,820
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		11,700	14,254,268

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		6,055	6,258,120
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	6.400	01/20/40		1,950	2,750,687
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		13,010	16,260,953
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		10,705	13,825,602
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	1.689(s)	02/20/31	EUR	23,219	23,328,284
Sr. Unsec’d. Notes	3.486(s)	03/27/23		4,000	3,958,560

Republic of Austria Government International Bond (Austria), Sr. Unsec’d. Notes	0.000	06/22/22	EUR	2,231	2,498,613
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	1.250	02/17/26		68,690	65,936,151
Sr. Unsec’d. Notes	2.875	10/17/29		119,300	119,331,966
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	5,460	6,290,622
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	162,065	266,227,259
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		73,614	88,702,037

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	723,158
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		5,000	5,573,756
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	7,654,573
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	26,965	30,690,375
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	7,339	8,677,175
Sr. Unsec’d. Notes, 144A, MTN(a)	4.875	01/22/24		2,044	2,157,859
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	21,800	24,811,800
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	21,690	24,662,508
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		43,320	45,168,159
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	900	1,064,104
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		106,090	106,089,905

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000%	04/17/25		18,785	$19,913,294
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	15,055	16,028,120
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	43,067	51,647,599
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	30,245	30,563,120
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		30,258	27,243,293
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		111,849	120,686,184
Sr. Unsec’d. Notes(a)	5.500	10/26/22		1,600	1,655,908
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	2,013,008
Sr. Unsec’d. Notes	2.625	05/29/24		1,300	1,331,254
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,623,415
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		11,100	11,366,863
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		6,200	6,361,906
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN	2.250	08/09/22	GBP	1,000	1,352,622
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	89,400	148,420,241
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/23		4,000	3,683,455
Sr. Unsec’d. Notes	8.994	02/01/24		4,635	4,269,458
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	48,655	42,005,957
Sr. Unsec’d. Notes, 144A	7.375	09/25/32		3,000	2,543,409
Sr. Unsec’d. Notes, 144A(a)	7.750	09/01/22		43,190	41,532,574
Sr. Unsec’d. Notes, 144A(a)	7.750	09/01/23		10,000	9,208,638
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		7,697	7,089,971
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		23,600	22,313,894

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes(a)	4.975	04/20/55		9,466	11,726,345

Total Sovereign Bonds (cost $3,761,974,632)					3,845,547,189
U.S. Government Agency Obligations 2.7%
Fannie Mae Interest Strips	1.758(s)	08/06/38		621	387,577
Fannie Mae Interest Strips	2.967(s)	05/15/30		1,507	1,241,019
Fannie Mae Interest Strips	3.010(s)	11/15/29		237	197,472
Fannie Mae Interest Strips	3.017(s)	07/15/30		1,355	1,107,861
Fannie Mae Principal Strips	1.823(s)	01/15/30		9,967	8,510,827
Fannie Mae Principal Strips	3.522(s)	07/15/37		6,895	4,728,758
Fannie Mae Principal Strips, MTN	3.335(s)	05/15/30		4,336	3,681,068
Federal Farm Credit Bank	3.000	01/14/30		541	579,427
Federal Home Loan Bank	3.200	11/29/32		22,500	22,768,689

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Bank	3.250%	11/16/28	4,395	$4,800,778
Federal Home Loan Mortgage Corp.,
MTN	1.749(s)	12/14/29	16,075	13,762,540
MTN	2.054(s)	11/15/38	10,000	6,570,426
MTN	2.662(s)	12/17/29	893	763,771

Federal Home Loan Mortgage Corp.(h)	2.500	11/01/49	6,160	6,186,732
Federal Home Loan Mortgage Corp.	3.500	02/01/47	1,182	1,241,345
Federal Home Loan Mortgage Corp.	4.500	09/01/39	408	448,318
Federal Home Loan Mortgage Corp.	5.000	01/01/39	45	50,143
Federal Home Loan Mortgage Corp.	5.500	06/01/31	1	1,197
Federal Home Loan Mortgage Corp.	5.500	10/01/33	254	288,815
Federal Home Loan Mortgage Corp.	5.500	07/01/34	3	2,972
Federal Home Loan Mortgage Corp.	6.000	10/01/32	8	8,710
Federal Home Loan Mortgage Corp.	6.000	12/01/32	6	7,222
Federal Home Loan Mortgage Corp.	6.000	02/01/33	6	7,117
Federal Home Loan Mortgage Corp.	6.000	11/01/33	40	44,327
Federal Home Loan Mortgage Corp.	6.000	01/01/34	31	35,782
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1	1,417
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	49,948	69,959,395
Federal Home Loan Mortgage Corp.	6.500	07/01/32	1	1,079
Federal Home Loan Mortgage Corp.	6.500	07/01/32	2	1,817
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	1,054
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,577
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,650
Federal Home Loan Mortgage Corp.	6.500	08/01/32	3	2,854
Federal Home Loan Mortgage Corp.	6.500	09/01/32	12	13,322
Federal Home Loan Mortgage Corp.	6.500	11/01/33	21	22,717
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	52,373	73,302,247
Federal Home Loan Mortgage Corp.	7.000	09/01/32	26	26,791
Federal Home Loan Mortgage Corp.	8.500	08/01/24	1	780
Federal Home Loan Mortgage Corp.	8.500	11/01/24	—(r)	318
Federal Judiciary Office Building Trust, Notes	2.135(s)	08/15/22	5	4,975
Federal Judiciary Office Building Trust	2.094(s)	02/15/24	325	314,476
Federal National Mortgage Assoc.,
Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 11.565%, Floor 2.941%)	2.961(c)	05/01/36	6	6,322
Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 12.735%, Floor 4.485%)	4.485(c)	01/01/28	1	1,397
Cost of Funds for the 11th District of San Francisco + 1.251% (Cap 12.927%, Floor 3.086%)	3.184(c)	05/01/36	2	2,558

Federal National Mortgage Assoc.(k)	1.875	09/24/26	25,255	25,528,844

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.(k)	2.125%	04/24/26		13,022	$13,334,547
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31		794	639,151
Federal National Mortgage Assoc.	2.500	TBA		294,500	293,267,765
Federal National Mortgage Assoc.	3.000	TBA		290,500	296,763,906
Federal National Mortgage Assoc.	3.000	TBA		313,000	318,966,562
Federal National Mortgage Assoc.	4.000	12/01/40		132	143,960
Federal National Mortgage Assoc.	4.500	01/01/25		20	20,793
Federal National Mortgage Assoc.	4.500	02/01/33		6	5,920
Federal National Mortgage Assoc.	4.500	08/01/33		3	2,954
Federal National Mortgage Assoc.(h)	4.500	08/01/40		5,197	5,698,437
Federal National Mortgage Assoc.	5.000	03/01/34		409	458,401
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	11,098	18,461,911
Federal National Mortgage Assoc.	5.500	07/01/33		15	16,403
Federal National Mortgage Assoc.	5.500	08/01/33		—(r)	243
Federal National Mortgage Assoc.	5.500	10/01/33		39	43,972
Federal National Mortgage Assoc.	5.500	11/01/33		6	6,308
Federal National Mortgage Assoc.	5.500	01/01/34		3	3,211
Federal National Mortgage Assoc.	5.500	04/01/34		3	3,167
Federal National Mortgage Assoc.	5.500	04/01/34		15	16,471
Federal National Mortgage Assoc.	5.500	04/01/34		66	73,355
Federal National Mortgage Assoc.	5.500	05/01/34		4	4,723
Federal National Mortgage Assoc.	5.500	05/01/34		19	21,024
Federal National Mortgage Assoc.	5.500	05/01/34		64	70,331
Federal National Mortgage Assoc.	5.500	03/01/35		706	792,949
Federal National Mortgage Assoc.	6.000	09/01/32		—(r)	95
Federal National Mortgage Assoc.	6.000	11/01/32		2	2,695
Federal National Mortgage Assoc.	6.000	03/01/33		1	1,564
Federal National Mortgage Assoc.	6.000	10/01/33		2	2,576
Federal National Mortgage Assoc.	6.000	11/01/33		141	157,214
Federal National Mortgage Assoc.	6.000	02/01/34		93	104,100
Federal National Mortgage Assoc.	6.000	11/01/34		16	17,842
Federal National Mortgage Assoc.	6.000	11/01/34		30	33,754
Federal National Mortgage Assoc.	6.000	01/01/35		11	12,017
Federal National Mortgage Assoc.	6.000	04/01/36		1	1,354
Federal National Mortgage Assoc.	6.000	04/01/36		3	3,569
Federal National Mortgage Assoc.	6.000	04/01/36		5	5,156
Federal National Mortgage Assoc.	6.000	06/01/37		10	11,503
Federal National Mortgage Assoc.	6.250	05/15/29		8,803	11,449,287
Federal National Mortgage Assoc.	6.500	07/01/32		8	8,573
Federal National Mortgage Assoc.	6.500	08/01/32		7	8,098
Federal National Mortgage Assoc.	6.500	09/01/32		1	1,013
Federal National Mortgage Assoc.	6.500	09/01/32		24	26,494
Federal National Mortgage Assoc.	6.500	09/01/32		25	27,688
Federal National Mortgage Assoc.	6.500	09/01/32		40	45,175
Federal National Mortgage Assoc.	6.500	10/01/32		18	20,302

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	6.500%	04/01/33	25	$28,709
Federal National Mortgage Assoc.(h)(k)	6.625	11/15/30	56,974	78,523,581
Federal National Mortgage Assoc.	7.000	05/01/32	16	16,729
Federal National Mortgage Assoc.	7.000	06/01/32	4	4,640
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	10,084,674
Freddie Mac Coupon Strips	1.346(s)	01/15/31	415	337,046
Freddie Mac Coupon Strips	1.386(s)	07/15/31	1,140	922,517
Freddie Mac Coupon Strips	1.388(s)	01/15/30	22	18,390
Freddie Mac Coupon Strips	1.440(s)	03/15/31	15,704	12,875,941
Freddie Mac Coupon Strips	1.947(s)	01/15/32	5,600	4,398,679
Freddie Mac Coupon Strips	1.977(s)	07/15/32	9,085	7,195,540
Freddie Mac Coupon Strips	2.731(s)	07/15/32	1,881	1,457,863
Government National Mortgage Assoc.	3.000	01/15/45	81	84,042
Government National Mortgage Assoc.	3.000	03/15/45	16	16,723
Government National Mortgage Assoc.	3.000	03/15/45	135	139,443
Government National Mortgage Assoc.	3.500	10/15/40	143	150,725
Government National Mortgage Assoc.	3.500	12/20/47	5,286	5,523,069
Government National Mortgage Assoc.	4.000	11/20/48	474	498,612
Government National Mortgage Assoc.	4.500	02/20/41	1,172	1,297,509
Government National Mortgage Assoc.	5.000	08/20/39	364	411,733
Government National Mortgage Assoc.	6.000	01/15/33	12	13,162
Government National Mortgage Assoc.	6.000	03/15/33	4	4,309
Government National Mortgage Assoc.	6.000	05/15/33	5	5,289
Government National Mortgage Assoc.	6.000	06/15/33	4	4,629
Government National Mortgage Assoc.	6.000	12/15/33	14	15,208
Government National Mortgage Assoc.	6.500	09/15/32	28	30,729
Government National Mortgage Assoc.	6.500	09/15/32	58	62,888
Government National Mortgage Assoc.	6.500	11/15/33	27	29,693
Government National Mortgage Assoc.	6.500	11/15/33	53	58,129
Government National Mortgage Assoc.	6.500	07/15/38	1	882
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	170
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	169
Government National Mortgage Assoc.	8.500	08/20/30	1	1,530
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	13,284	15,890,775
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	21,469	28,889,767
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000(s)	07/17/25	7,400	8,532,084
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	0.000(s)	01/24/29	16,600	17,536,824
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	2.090	05/15/28	1,883	1,894,953
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.000	10/05/34	6,405	6,787,501

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.190%	10/05/34	2,745	$2,946,722
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.490	12/20/29	136	144,208
Overseas Private Investment Corp., U.S. Gov’t. Gtd. Notes	3.820	12/20/32	95	104,199
Resolution Funding Corp., Unsec’d. Notes	8.625	01/15/30	429	634,434
Resolution Funding Corp. Interest Strips, Bonds	2.449(s)	01/15/30	1,519	1,277,016
Resolution Funding Corp. Interest Strips, Bonds	3.463(s)	04/15/30	20,677	17,378,271
Resolution Funding Corp. Principal Strips, Bonds	1.394(s)	01/15/30	3,889	3,314,718
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	4,560	4,813,035
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	1,117,569
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	2,459	2,914,576
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	575	344,865
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,648,937
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24	475	453,025
Tennessee Valley Authority Principal Strips, Bonds	2.950(s)	05/01/30	15,733	12,814,242
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	900,416
United States International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	6,513	7,076,116

Total U.S. Government Agency Obligations (cost $1,451,670,603)				1,469,004,221
U.S. Treasury Obligations 5.7%
U.S. Treasury Bonds(h)(v)	1.375	11/15/40	698,305	612,217,087
U.S. Treasury Bonds	1.750	08/15/41	5,290	4,927,139
U.S. Treasury Bonds(h)	2.000	11/15/41	7,205	7,004,611
U.S. Treasury Bonds(h)	2.000	08/15/51	20,940	20,429,587
U.S. Treasury Bonds(h)(k)(v)	2.250	05/15/41	1,112,745	1,125,784,980
U.S. Treasury Bonds(k)	2.375	05/15/51	14,290	15,125,072
U.S. Treasury Bonds(v)	2.500	02/15/45	15,000	15,810,938
U.S. Treasury Bonds(k)(v)	2.500	02/15/46	220,980	233,962,575
U.S. Treasury Bonds(v)	2.500	05/15/46	20,130	21,322,073
U.S. Treasury Bonds(k)	2.750	11/15/47	14,280	15,944,513
U.S. Treasury Bonds(h)(k)(v)	2.875	05/15/43	111,225	124,224,422
U.S. Treasury Bonds(k)	2.875	08/15/45	505	568,914
U.S. Treasury Bonds(k)	3.125	02/15/43	5,930	6,871,388
U.S. Treasury Bonds(v)	3.375	11/15/48	41,435	52,013,873
U.S. Treasury Bonds(k)	3.750	11/15/43	10,670	13,569,239
U.S. Treasury Notes	1.000	12/15/24	6,690	6,622,055
U.S. Treasury Notes	1.375	11/15/31	295	284,260
U.S. Treasury Notes	1.500	01/31/27	5,695	5,664,745
U.S. Treasury Notes	1.750	01/31/29	23,750	23,757,422

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Notes(k)	2.125%	05/15/25	16,820	$17,189,252
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	8,095,120
U.S. Treasury Strips Coupon	1.565(s)	11/15/41	35,820	22,628,166
U.S. Treasury Strips Coupon(k)	1.872(s)	05/15/31	3,800	3,185,320
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	23,310	14,935,700
U.S. Treasury Strips Coupon(k)	2.010(s)	11/15/29	20,000	17,358,594
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	37,610	25,997,912
U.S. Treasury Strips Coupon(k)(v)	2.059(s)	02/15/39	220,490	151,087,328
U.S. Treasury Strips Coupon(k)	2.060(s)	11/15/30	6,650	5,646,525
U.S. Treasury Strips Coupon	2.071(s)	08/15/41	6,495	4,129,399
U.S. Treasury Strips Coupon(k)	2.132(s)	11/15/28	760	673,491
U.S. Treasury Strips Coupon(k)	2.162(s)	05/15/29	9,725	8,529,889
U.S. Treasury Strips Coupon(h)(k)	2.172(s)	05/15/39	206,540	140,874,802
U.S. Treasury Strips Coupon(h)(k)	2.211(s)	11/15/40	44,875	29,172,256
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	27,600	18,090,937
U.S. Treasury Strips Coupon	2.363(s)	11/15/44	17,805	10,531,379
U.S. Treasury Strips Coupon(h)	2.364(s)	05/15/45	32,250	18,862,471
U.S. Treasury Strips Coupon	2.377(s)	08/15/45	12,525	7,288,474
U.S. Treasury Strips Coupon(k)	2.379(s)	08/15/44	82,650	49,170,293
U.S. Treasury Strips Coupon	2.387(s)	05/15/43	39,035	23,822,024
U.S. Treasury Strips Coupon(h)	2.394(s)	11/15/43	124,950	75,443,443
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	3,255	2,031,451
U.S. Treasury Strips Coupon	2.429(s)	02/15/43	11,305	6,939,327
U.S. Treasury Strips Coupon(h)	2.441(s)	05/15/44	53,520	31,994,925
U.S. Treasury Strips Coupon(h)	2.494(s)	02/15/45	48,225	28,354,793
U.S. Treasury Strips Coupon(k)	2.602(s)	11/15/26	8,730	8,073,886
U.S. Treasury Strips Principal	2.280(s)	11/15/44	11,280	6,806,775

Total U.S. Treasury Obligations (cost $3,118,952,145)				3,043,018,825

Shares
Common Stocks 0.2%
Entertainment 0.0%
Codere New Topco SA (Spain)^	162,877	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp.	1,575,545	$107,404,903
Chesapeake Energy Corp. Backstop Commitment	9,060	617,620
		108,022,523

Total Common Stocks (cost $27,536,673)		108,022,523
Exchange-Traded Fund 0.0%
PGIM Ultra Short Bond ETF(a)(g) (cost $14,940,410)	300,000	14,838,000
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 6.499%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	592,240
Capital Markets 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(a)(oo)	315,000	8,716,050

Total Preferred Stocks (cost $8,425,000)		9,308,290

	Units
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24 (original cost $1; purchased 02/02/21)^(f) (cost $1)	7,478,572	35,149

Total Long-Term Investments (cost $55,978,106,977)		56,284,590,773

Shares
Short-Term Investments 2.6%
Affiliated Mutual Fund 1.8%
PGIM Institutional Money Market Fund (cost $984,775,002; includes $984,723,884 of cash collateral for securities on loan)(b)(we)	986,465,251	985,774,725

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Fund 0.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $302,509,848)	302,509,848	$302,509,848
Options Purchased*~ 0.2%
(cost $158,685,038)		137,538,025

Total Short-Term Investments (cost $1,445,969,888)		1,425,822,598

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.8% (cost $57,424,076,865)		57,710,413,371
Options Written*~ (0.6)%
(premiums received $344,682,922)		(314,024,003)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 106.2% (cost $57,079,393,943)		57,396,389,368
Liabilities in excess of other assets(z) (6.2)%		(3,356,902,012)

Net Assets 100.0%		$54,039,487,356

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
CMT—Constant Maturity Treasury
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $446,909,132 and 0.8% of net assets.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $960,489,687; cash collateral of $984,723,884 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $69,388,219. The aggregate value of $66,268,419 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at January 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 4.750%, 5.750%(c), Maturity Date 07/13/22 (cost $2,482,491)	2,500	$2,500,000	$17,509	$—
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
PGB^	Call	Deutsche Bank AG	02/18/22	127.00		—	EUR	500,000	$—
(cost $5,674)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 10/04/25	Call	Deutsche Bank AG	10/02/23	2.35%	2.35%(A)	3 Month SAIBOR(Q)	SAR	375,000	$191,107
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		686,540	27
CDX.NA.IG.37.V1, 12/20/26	Call	Deutsche Bank AG	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		729,630	29
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		697,170	28
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.45%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		1,500,000	26,565
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	03/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		697,160	1,727
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	03/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		697,170	1,727
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		628,020	6,363
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		579,110	5,868
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		579,110	5,867
iTraxx.EUR.36.V1, 12/20/26	Call	Barclays Bank PLC	04/20/22	0.40%	1.00%(Q)	iTraxx.EUR.36. V1(Q)	EUR	2,200,000	123,400
iTraxx.XO.36.V1, 12/20/26	Call	Barclays Bank PLC	04/20/22	4.50%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	1,500,000	114,116,580
2- Year Interest Rate Swap, 10/04/25	Put	Deutsche Bank AG	10/02/23	2.35%	3 Month SAIBOR(Q)	2.35%(A)	SAR	375,000	506,543
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	$100.50	CDX.NA.HY.37. V1(Q)	5.00%(Q)		162,580	81,200
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	02/16/22	0.55%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		729,630	2,143,949
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.55%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		697,170	2,048,568

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	02/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		686,540	$1,507,956
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	03/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		697,160	2,244,623
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	03/16/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		697,170	2,244,655
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.58%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		579,110	2,391,407
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.60%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		628,020	2,305,509
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.60%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		579,110	2,125,957
iTraxx.EUR.36.V1, 12/20/26	Put	Barclays Bank PLC	04/20/22	1.00%	iTraxx.EUR.36. V1(Q)	1.00%(Q)	EUR	2,200,000	2,144,311
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	04/20/22	6.00%	iTraxx.XO.36. V1(Q)	5.00%(Q)	EUR	1,500,000	3,314,059
Total OTC Swaptions (cost $158,679,364)									$137,538,025
Total Options Purchased (cost $158,685,038)									$137,538,025
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	6.86%		—		410,942	$(291,402)
PGB^	Call	Deutsche Bank AG	02/18/22	115.00		—	EUR	500,000	—
Total OTC Traded (premiums received $2,322,596)									$(291,402)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 10/04/25	Call	Deutsche Bank AG	10/02/23	1.08%	1 Day SOFR(A)	1.08%(A)	100,000	$(148,170)
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	686,540	(32,770)
CDX.NA.IG.37.V1, 12/20/26	Call	Deutsche Bank AG	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)	729,630	(34,827)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.50%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		697,170	$(33,278)
CDX.NA.IG.37.V1, 12/20/26	Call	Barclays Bank PLC	03/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		697,160	(275,394)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	03/16/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		697,170	(275,397)
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		628,020	(421,906)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		579,110	(389,048)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37. V1(Q)	1.00%(Q)		579,110	(389,048)
iTraxx.EUR.36.V1, 12/20/26	Call	Barclays Bank PLC	04/20/22	1.00%	iTraxx.EUR.36. V1(Q)	1.00%(Q)	EUR	2,200,000	(45,745,095)
iTraxx.XO.36.V1, 12/20/26	Call	Barclays Bank PLC	04/20/22	6.00%	iTraxx.XO.36. V1(Q)	5.00%(Q)	EUR	1,500,000	(205,046,756)
2- Year Interest Rate Swap, 10/04/25	Put	Deutsche Bank AG	10/02/23	1.08%	1.08%(A)	1 Day SOFR(A)		100,000	(2,523,373)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	04/20/22	$103.50	5.00%(Q)	CDX.NA.HY.37. V1(Q)		162,580	(1,680,456)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	06/15/22	3.00%	1.00%(Q)	CDX.NA.IG.36. V1(Q)		1,000,000	(94,139)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.45%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		1,500,000	(11,003,822)
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	02/16/22	0.70%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		729,630	(383,660)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.70%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		697,170	(366,592)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		686,540	(220,333)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	03/16/22	0.78%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		697,160	(727,697)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	03/16/22	0.78%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		697,170	(727,707)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.73%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		579,110	$(1,294,362)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.75%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		628,020	(1,283,427)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.78%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		579,110	(1,085,512)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	09/21/22	3.00%	1.00%(Q)	CDX.NA.IG.37. V1(Q)		1,000,000	(887,212)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		363,870	(18,359)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		701,420	(31,067)
iTraxx.EUR.35.V1, 06/20/26	Put	Goldman Sachs International	06/15/22	3.00%	1.00%(Q)	iTraxx.EUR.35. V1(Q)	EUR	500,000	(20,501)
iTraxx.EUR.36.V1, 12/20/26	Put	Barclays Bank PLC	04/20/22	0.40%	1.00%(Q)	iTraxx.EUR.36. V1(Q)	EUR	2,200,000	(25,769,861)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	7.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	326,830	(943,754)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	9.00%	5.00%(Q)	iTraxx.XO.35. V1(Q)	EUR	328,080	(526,486)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	03/16/22	8.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	300,000	(70,741)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	03/16/22	8.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	200,000	(47,161)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	04/20/22	4.50%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	1,500,000	(7,903,009)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	365,000	(1,909,148)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36. V1(Q)	EUR	260,550	(1,422,533)
Total OTC Swaptions (premiums received $342,360,326)									$(313,732,601)
Total Options Written (premiums received $344,682,922)									$(314,024,003)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
87,357	5 Year U.S. Treasury Notes	Mar. 2022	$10,413,227,827	$(116,949,723)
10,762	10 Year U.S. Treasury Notes	Mar. 2022	1,377,199,688	191,394
8,642	10 Year U.S. Ultra Treasury Notes	Mar. 2022	1,234,320,699	(22,255,039)
6,578	20 Year U.S. Treasury Bonds	Mar. 2022	1,023,701,250	(8,689,415)
16,622	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	3,140,519,125	(79,951,923)
				(227,654,706)
Short Positions:
299	30 Day Federal Funds	Feb. 2022	124,487,396	142,822
580	30 Day Federal Funds	Mar. 2022	241,142,207	611,031
305	30 Day Federal Funds	Apr. 2022	126,616,899	518,759
1	30 Day Federal Funds	May 2022	414,387	2,478
526	3 Month CME SOFR	Jun. 2022	130,941,125	571,387
70,564	2 Year U.S. Treasury Notes	Mar. 2022	15,288,131,625	115,745,486
4,626	5 Year Euro-Bobl	Mar. 2022	687,261,820	11,065,830
6,407	10 Year Euro-Bund	Mar. 2022	1,217,244,335	36,687,491
4,650	Euro Schatz Index	Mar. 2022	584,439,755	1,751,593
				167,096,877
				$(60,557,829)
Forward foreign currency exchange contracts outstanding at January 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	23,217	$16,540,000	$16,422,741	$—	$(117,259)
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	1,318,842	233,086,124	248,230,599	15,144,475	—
Expiring 02/02/22	JPMorgan Chase Bank, N.A.	BRL	104,125	18,132,000	19,598,330	1,466,330	—
Expiring 02/02/22	JPMorgan Chase Bank, N.A.	BRL	68,913	12,132,000	12,970,783	838,783	—
Expiring 03/03/22	Credit Suisse International	BRL	1,319,519	243,098,221	246,563,675	3,465,454	—
British Pound,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	GBP	6,220	8,471,740	8,361,332	—	(110,408)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	17,626,336	$20,655,460	$21,880,485	$1,225,025	$—
Chinese Renminbi,
Expiring 02/18/22	HSBC Bank PLC	CNH	198,883	31,025,000	31,172,121	147,121	—
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	242,440	37,752,000	37,999,127	247,127	—
Expiring 02/18/22	Standard Chartered Bank	CNH	149,178	23,546,000	23,381,605	—	(164,395)
Colombian Peso,
Expiring 03/16/22	UBS AG	COP	74,830,953	18,669,000	18,852,490	183,490	—
Czech Koruna,
Expiring 04/19/22	Barclays Bank PLC	CZK	772,312	35,599,454	35,351,550	—	(247,904)
Expiring 04/19/22	Barclays Bank PLC	CZK	403,757	18,726,000	18,481,424	—	(244,576)
Expiring 04/19/22	Citibank, N.A.	CZK	477,300	21,734,000	21,847,777	113,777	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	643,193	29,568,000	29,441,273	—	(126,727)
Expiring 04/19/22	UBS AG	CZK	403,279	18,305,000	18,459,562	154,562	—
Expiring 04/19/22	UBS AG	CZK	399,233	18,244,000	18,274,369	30,369	—
Euro,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	20,192	22,917,756	22,728,477	—	(189,279)
Expiring 04/19/22	UBS AG	EUR	272,959	310,024,460	307,247,927	—	(2,776,533)
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	26,178,746	82,820,545	82,082,386	—	(738,159)
Indian Rupee,
Expiring 03/16/22	Citibank, N.A.	INR	2,188,703	29,338,000	29,175,934	—	(162,066)
Expiring 03/16/22	Goldman Sachs International	INR	1,249,903	16,807,000	16,661,507	—	(145,493)
Expiring 03/16/22	HSBC Bank PLC	INR	1,443,208	19,215,000	19,238,308	23,308	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	15,779,638	207,607,689	210,346,359	2,738,670	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	1,657,188	22,149,000	22,090,716	—	(58,284)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	1,630,958	21,813,000	21,741,062	—	(71,938)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/16/22	Standard Chartered Bank	INR	3,458,842	$46,261,000	$46,107,200	$—	$(153,800)
Expiring 03/16/22	UBS AG	INR	1,510,391	20,125,000	20,133,879	8,879	—
Indonesian Rupiah,
Expiring 03/16/22	Bank of America, N.A.	IDR	271,946,334	18,799,000	18,911,572	112,572	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	949,472,150	65,332,151	66,027,774	695,623	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	269,777,932	18,706,000	18,760,778	54,778	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	IDR	197,944,251	13,709,000	13,765,352	56,352	—
Expiring 03/16/22	Standard Chartered Bank	IDR	328,983,150	22,767,000	22,878,001	111,001	—
Expiring 03/16/22	Standard Chartered Bank	IDR	321,199,227	22,153,000	22,336,695	183,695	—
Expiring 03/16/22	Standard Chartered Bank	IDR	271,315,712	18,758,000	18,867,718	109,718	—
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	57,283	18,502,000	18,113,316	—	(388,684)
Japanese Yen,
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	4,040,341	35,050,624	35,142,669	92,045	—
Mexican Peso,
Expiring 03/16/22	BNP Paribas S.A.	MXN	343,791	16,493,000	16,538,509	45,509	—
Expiring 03/16/22	HSBC Bank PLC	MXN	404,265	18,839,000	19,447,723	608,723	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	948,930	43,729,492	45,649,563	1,920,071	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	948,930	43,773,871	45,649,563	1,875,692	—
New Taiwanese Dollar,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	TWD	713,786	25,722,000	25,754,213	32,213	—
New Zealand Dollar,
Expiring 04/19/22	Citibank, N.A.	NZD	32,598	21,771,000	21,417,406	—	(353,594)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	29,404	19,894,672	19,319,139	—	(575,533)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 03/16/22	Goldman Sachs International	PEN	66,172	$17,160,000	$17,132,733	$—	$(27,267)
Philippine Peso,
Expiring 03/16/22	Citibank, N.A.	PHP	892,415	17,180,000	17,401,833	221,833	—
Expiring 03/16/22	HSBC Bank PLC	PHP	860,264	16,739,000	16,774,897	35,897	—
Expiring 03/16/22	HSBC Bank PLC	PHP	289,000	5,577,000	5,635,418	58,418	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	2,742,373	53,251,000	53,475,474	224,474	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	1,909,433	36,846,000	37,233,392	387,392	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	1,894,371	36,585,000	36,939,685	354,685	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	1,890,737	36,386,000	36,868,810	482,810	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	1,796,719	34,539,000	35,035,489	496,489	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	1,203,675	23,355,864	23,471,306	115,442	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	PHP	1,495,506	29,471,000	29,161,926	—	(309,074)
Expiring 03/16/22	Standard Chartered Bank	PHP	1,481,676	28,718,000	28,892,257	174,257	—
Expiring 03/16/22	Standard Chartered Bank	PHP	1,119,825	22,120,000	21,836,259	—	(283,741)
Expiring 03/16/22	Standard Chartered Bank	PHP	1,110,916	21,484,000	21,662,539	178,539	—
Polish Zloty,
Expiring 04/19/22	HSBC Bank PLC	PLN	935,967	235,671,004	227,988,180	—	(7,682,824)
Russian Ruble,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	6,816,315	88,861,129	87,050,597	—	(1,810,532)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	1,390,200	18,413,000	17,754,128	—	(658,872)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	1,116,699	14,796,000	14,261,265	—	(534,735)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	1,087,451	14,028,000	13,887,741	—	(140,259)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	44,450	$33,005,000	$32,896,998	$—	$(108,002)
Expiring 03/16/22	HSBC Bank PLC	SGD	37,277	27,723,000	27,588,272	—	(134,728)
Expiring 03/16/22	Standard Chartered Bank	SGD	37,079	27,518,000	27,442,087	—	(75,913)
South African Rand,
Expiring 03/16/22	Barclays Bank PLC	ZAR	293,717	18,301,000	18,988,883	687,883	—
Expiring 03/16/22	Barclays Bank PLC	ZAR	274,240	17,005,000	17,729,647	724,647	—
Expiring 03/16/22	Barclays Bank PLC	ZAR	233,227	14,459,000	15,078,144	619,144	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	282,016	17,218,000	18,232,415	1,014,415	—
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	362,676	22,366,000	23,447,067	1,081,067	—
South Korean Won,
Expiring 03/16/22	Citibank, N.A.	KRW	25,340,843	21,028,000	20,994,478	—	(33,522)
Expiring 03/16/22	Credit Suisse International	KRW	24,243,388	20,245,000	20,085,254	—	(159,746)
Expiring 03/16/22	Credit Suisse International	KRW	16,973,450	14,267,000	14,062,228	—	(204,772)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	KRW	26,984,852	22,493,000	22,356,513	—	(136,487)
Thai Baht,
Expiring 03/16/22	Citibank, N.A.	THB	552,897	16,646,000	16,603,772	—	(42,228)
Expiring 03/16/22	HSBC Bank PLC	THB	1,557,388	46,620,000	46,769,136	149,136	—
Expiring 03/16/22	HSBC Bank PLC	THB	937,425	28,164,000	28,151,334	—	(12,666)
Expiring 03/16/22	HSBC Bank PLC	THB	754,939	22,577,000	22,671,190	94,190	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	951,100	28,442,000	28,562,026	120,026	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	744,385	22,401,000	22,354,263	—	(46,737)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	619,370	18,576,000	18,600,001	24,001	—
Expiring 03/16/22	Standard Chartered Bank	THB	624,562	18,533,000	18,755,914	222,914	—
				$3,237,130,256	$3,257,256,540	39,153,021	(19,026,737)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	89,729	$64,766,105	$63,471,437	$1,294,668	$—
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	1,319,519	244,808,703	248,357,991	—	(3,549,288)
Expiring 02/02/22	Credit Suisse International	BRL	90,902	16,555,000	17,109,356	—	(554,356)
Expiring 02/02/22	Credit Suisse International	BRL	81,460	14,373,000	15,332,365	—	(959,365)
Expiring 03/03/22	Citibank, N.A.	BRL	159,583	29,411,000	29,819,575	—	(408,575)
British Pound,
Expiring 04/19/22	Barclays Bank PLC	GBP	9,486	12,692,693	12,752,284	—	(59,591)
Expiring 04/19/22	Standard Chartered Bank	GBP	1,127,498	1,537,281,021	1,515,726,681	21,554,340	—
Chilean Peso,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	13,425,326	16,354,000	16,665,553	—	(311,553)
Expiring 03/16/22	UBS AG	CLP	13,231,090	16,348,000	16,424,438	—	(76,438)
Chinese Renminbi,
Expiring 02/18/22	Citibank, N.A.	CNH	186,453	29,182,000	29,223,964	—	(41,964)
Expiring 02/18/22	Deutsche Bank AG	CNH	727,007	113,228,635	113,948,362	—	(719,727)
Expiring 02/18/22	HSBC Bank PLC	CNH	192,097	30,073,000	30,108,610	—	(35,610)
Expiring 02/18/22	HSBC Bank PLC	CNH	191,350	29,853,000	29,991,522	—	(138,522)
Expiring 02/18/22	HSBC Bank PLC	CNH	145,904	22,751,000	22,868,514	—	(117,514)
Expiring 02/18/22	HSBC Bank PLC	CNH	140,442	21,966,000	22,012,323	—	(46,323)
Expiring 02/18/22	HSBC Bank PLC	CNH	122,855	19,121,000	19,255,877	—	(134,877)
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	195,804	30,619,000	30,689,570	—	(70,570)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	148,420	$23,176,000	$23,262,835	$—	$(86,835)
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	143,012	22,237,000	22,415,222	—	(178,222)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	232,480	36,308,000	36,438,061	—	(130,061)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	191,034	29,889,000	29,941,959	—	(52,959)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	186,024	29,148,000	29,156,702	—	(8,702)
Expiring 02/18/22	Standard Chartered Bank	CNH	184,559	28,866,000	28,927,100	—	(61,100)
Colombian Peso,
Expiring 03/16/22	BNP Paribas S.A.	COP	94,923,342	23,844,993	23,914,453	—	(69,460)
Expiring 03/16/22	Goldman Sachs International	COP	133,462,786	33,537,577	33,623,864	—	(86,287)
Czech Koruna,
Expiring 04/19/22	Citibank, N.A.	CZK	460,387	20,991,000	21,073,599	—	(82,599)
Expiring 04/19/22	Citibank, N.A.	CZK	380,381	17,238,000	17,411,406	—	(173,406)
Euro,
Expiring 04/19/22	BNP Paribas S.A.	EUR	2,011,619	2,290,608,996	2,264,315,188	26,293,808	—
Expiring 04/19/22	Standard Chartered Bank	EUR	2,306,623	2,650,909,535	2,596,376,435	54,533,100	—
Expiring 04/19/22	UBS AG	EUR	1,354,683	1,554,222,780	1,524,856,002	29,366,778	—
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	8,310,193	26,315,150	26,056,269	258,881	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	7,309,735	23,123,000	22,919,376	203,624	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 04/19/22	BNP Paribas S.A.	HUF	4,762,626	$14,815,840	$14,933,018	$—	$(117,178)
Expiring 04/19/22	HSBC Bank PLC	HUF	5,686,468	17,849,000	17,829,688	19,312	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	4,435,589	13,676,160	13,907,608	—	(231,448)
Indian Rupee,
Expiring 03/16/22	Credit Suisse International	INR	1,641,732	21,515,000	21,884,684	—	(369,684)
Expiring 03/16/22	Goldman Sachs International	INR	2,426,176	31,866,344	32,341,508	—	(475,164)
Expiring 03/16/22	HSBC Bank PLC	INR	3,321,549	43,490,000	44,277,042	—	(787,042)
Expiring 03/16/22	HSBC Bank PLC	INR	1,377,087	18,063,000	18,356,900	—	(293,900)
Expiring 03/16/22	HSBC Bank PLC	INR	1,245,038	16,739,000	16,596,662	142,338	—
Expiring 03/16/22	HSBC Bank PLC	INR	419,112	5,577,000	5,586,858	—	(9,858)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	1,246,632	16,623,000	16,617,903	5,097	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	INR	1,246,052	16,738,000	16,610,173	127,827	—
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	411,699,888	28,638,000	28,630,252	7,748	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	410,284,645	28,563,000	28,531,834	31,166	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	308,804,795	21,515,000	21,474,767	40,233	—
Expiring 03/16/22	Standard Chartered Bank	IDR	511,245,380	35,395,000	35,552,801	—	(157,801)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/16/22	Standard Chartered Bank	IDR	340,315,009	$23,704,000	$23,666,037	$37,963	$—
Expiring 03/16/22	Standard Chartered Bank	IDR	311,100,077	21,591,000	21,634,385	—	(43,385)
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	195,260	61,938,158	61,742,369	195,789	—
Expiring 03/16/22	Citibank, N.A.	ILS	53,508	17,134,000	16,919,470	214,530	—
Mexican Peso,
Expiring 03/16/22	Bank of America, N.A.	MXN	717,782	34,903,000	34,529,856	373,144	—
Expiring 03/16/22	Goldman Sachs International	MXN	511,779	24,686,000	24,619,817	66,183	—
New Taiwanese Dollar,
Expiring 03/16/22	Barclays Bank PLC	TWD	541,386	19,619,000	19,533,849	85,151	—
Expiring 03/16/22	Citibank, N.A.	TWD	4,698,588	170,633,905	169,530,529	1,103,376	—
Expiring 03/16/22	Citibank, N.A.	TWD	379,551	13,875,000	13,694,629	180,371	—
Expiring 03/16/22	Credit Suisse International	TWD	2,013,681	73,107,773	72,655,941	451,832	—
Expiring 03/16/22	Credit Suisse International	TWD	862,555	31,286,000	31,121,991	164,009	—
Expiring 03/16/22	Credit Suisse International	TWD	796,840	28,956,000	28,750,923	205,077	—
Expiring 03/16/22	Credit Suisse International	TWD	795,066	28,825,000	28,686,893	138,107	—
Expiring 03/16/22	Credit Suisse International	TWD	493,743	17,938,000	17,814,840	123,160	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	TWD	609,660	22,120,000	21,997,258	122,742	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	TWD	577,344	20,916,000	20,831,257	84,743	—
Peruvian Nuevo Sol,
Expiring 03/16/22	Goldman Sachs International	PEN	57,621	14,501,000	14,918,732	—	(417,732)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 03/16/22	Standard Chartered Bank	PEN	74,923	$18,671,000	$19,398,356	$—	$(727,356)
Philippine Peso,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	7,809,997	153,892,482	152,292,657	1,599,825	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	1,100,070	21,512,000	21,451,040	60,960	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	990,913	19,510,000	19,322,511	187,489	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	847,952	16,430,000	16,534,821	—	(104,821)
Expiring 03/16/22	Standard Chartered Bank	PHP	909,709	17,926,000	17,739,052	186,948	—
Polish Zloty,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	PLN	41,644	10,380,000	10,143,762	236,238	—
Expiring 04/19/22	UBS AG	PLN	72,117	17,684,000	17,566,731	117,269	—
Russian Ruble,
Expiring 03/16/22	Barclays Bank PLC	RUB	1,666,203	21,982,000	21,278,936	703,064	—
Expiring 03/16/22	Barclays Bank PLC	RUB	1,153,022	14,817,000	14,725,148	91,852	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	RUB	1,140,937	14,879,000	14,570,807	308,193	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	1,931,866	25,451,000	24,671,699	779,301	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	1,688,572	22,122,000	21,564,617	557,383	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	1,338,185	$17,818,000	$17,089,853	$728,147	$—
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	507,744	371,578,771	375,779,056	—	(4,200,285)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	SGD	28,265	20,722,000	20,918,819	—	(196,819)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	SGD	26,331	19,341,000	19,487,628	—	(146,628)
Expiring 03/16/22	The Toronto-Dominion Bank	SGD	40,815	30,121,000	30,207,351	—	(86,351)
South African Rand,
Expiring 03/16/22	Bank of America, N.A.	ZAR	277,259	17,247,000	17,924,870	—	(677,870)
Expiring 03/16/22	Barclays Bank PLC	ZAR	2,612,739	163,195,332	168,914,116	—	(5,718,784)
Expiring 03/16/22	Barclays Bank PLC	ZAR	310,401	18,882,000	20,067,499	—	(1,185,499)
Expiring 03/16/22	Goldman Sachs International	ZAR	304,977	18,896,000	19,716,815	—	(820,815)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	259,476	16,726,000	16,775,205	—	(49,205)
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	1,803,656	111,802,618	116,606,701	—	(4,804,083)
South Korean Won,
Expiring 03/16/22	BNP Paribas S.A.	KRW	40,017,085	33,916,521	33,153,507	763,014	—
Expiring 03/16/22	Credit Suisse International	KRW	33,082,401	27,770,000	27,408,234	361,766	—
Expiring 03/16/22	Credit Suisse International	KRW	26,682,349	22,441,000	22,105,894	335,106	—
Expiring 03/16/22	HSBC Bank PLC	KRW	35,030,364	29,053,000	29,022,090	30,910	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/16/22	HSBC Bank PLC	KRW	26,596,701	$22,066,000	$22,034,936	$31,064	$—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	35,369,197	29,821,000	29,302,807	518,193	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	26,088,286	21,762,000	21,613,722	148,278	—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	KRW	23,227,090	19,591,000	19,243,268	347,732	—
Expiring 03/16/22	Standard Chartered Bank	KRW	44,826,376	37,374,000	37,137,926	236,074	—
Expiring 03/16/22	Standard Chartered Bank	KRW	37,239,279	31,095,000	30,852,139	242,861	—
Expiring 03/16/22	The Toronto-Dominion Bank	KRW	27,027,697	22,764,000	22,392,009	371,991	—
Thai Baht,
Expiring 03/16/22	HSBC Bank PLC	THB	618,735	18,412,000	18,580,931	—	(168,931)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	THB	7,212,940	212,426,454	216,608,222	—	(4,181,768)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	2,373,636	70,491,837	71,281,494	—	(789,657)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	946,653	28,434,000	28,428,470	5,530	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	580,275	17,562,000	17,425,945	136,055	—
Expiring 03/16/22	Standard Chartered Bank	THB	795,589	24,160,000	23,891,932	268,068	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/16/22	Standard Chartered Bank	THB	698,024	$21,047,000	$20,962,004	$84,996	$—
Expiring 03/16/22	Standard Chartered Bank	THB	545,879	16,430,000	16,393,007	36,993	—
				$11,904,798,383	$11,792,813,954	146,900,397	(34,915,968)
						$186,053,418	$(53,942,705)
Cross currency exchange contracts outstanding at January 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/22	Buy	AUD	23,406	CAD	20,904	$114,212	$—	Morgan Stanley & Co. International PLC
04/19/22	Buy	EUR	4,181	GBP	3,500	1,251	—	The Toronto-Dominion Bank
04/19/22	Buy	EUR	14,584	PLN	66,578	198,607	—	HSBC Bank PLC
04/19/22	Buy	EUR	14,600	PLN	66,783	166,632	—	UBS AG
						$480,702	$—
Credit default swap agreements outstanding at January 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D14)	12/20/24	1.000%(Q)	1,000	$(20,945)	$560	$(21,505)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D14)	12/20/24	1.000%(Q)	2,000	(38,904)	1,120	(40,024)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D14)	12/20/24	1.000%(Q)	6,000	88,369	3,359	85,010	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D14)	12/20/24	1.000%(Q)	1,000	(19,788)	560	(20,348)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
People’s Republic of China (D14)	12/20/24	1.000%(Q)	4,500	$(96,592)	$2,519	$(99,111)	Morgan Stanley & Co. International PLC
Republic of Chile (D14)	12/20/24	1.000%(Q)	1,000	(15,521)	560	(16,081)	Morgan Stanley & Co. International PLC
Republic of Colombia (D14)	12/20/24	1.000%(Q)	2,500	34,101	1,400	32,701	Morgan Stanley & Co. International PLC
Republic of Indonesia (D14)	12/20/24	1.000%(Q)	4,000	(60,987)	2,239	(63,226)	Morgan Stanley & Co. International PLC
Republic of Panama (D14)	12/20/24	1.000%(Q)	1,000	(13,162)	560	(13,722)	Morgan Stanley & Co. International PLC
Republic of Peru (D14)	12/20/24	1.000%(Q)	1,000	(16,960)	560	(17,520)	Morgan Stanley & Co. International PLC
Republic of Philippines (D14)	12/20/24	1.000%(Q)	1,000	(17,063)	560	(17,623)	Morgan Stanley & Co. International PLC
Republic of South Africa (D14)	12/20/24	1.000%(Q)	4,500	47,842	2,519	45,323	Morgan Stanley & Co. International PLC
Republic of Turkey (D14)	12/20/24	1.000%(Q)	6,000	641,983	3,359	638,624	Morgan Stanley & Co. International PLC
Russian Federation (D14)	12/20/24	1.000%(Q)	4,000	118,867	2,239	116,628	Morgan Stanley & Co. International PLC
State of Qatar (D14)	12/20/24	1.000%(Q)	1,000	(20,798)	560	(21,358)	Morgan Stanley & Co. International PLC
United Mexican States (D14)	12/20/24	1.000%(Q)	6,000	(74,154)	3,359	(77,513)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D17)	06/20/26	1.000%(Q)	2,000	(47,723)	1,653	(49,376)	Citibank, N.A.
Federation of Malaysia (D17)	06/20/26	1.000%(Q)	4,000	(82,152)	3,306	(85,458)	Citibank, N.A.
Federative Republic of Brazil (D17)	06/20/26	1.000%(Q)	12,000	538,605	9,919	528,686	Citibank, N.A.
Kingdom of Saudi Arabia (D17)	06/20/26	1.000%(Q)	2,000	(45,961)	1,653	(47,614)	Citibank, N.A.
People’s Republic of China (D17)	06/20/26	1.000%(Q)	12,000	(295,546)	9,919	(305,465)	Citibank, N.A.
Republic of Argentina (D17)	06/20/26	1.000%(Q)	2,000	1,239,479	1,653	1,237,826	Citibank, N.A.
Republic of Chile (D17)	06/20/26	1.000%(Q)	2,000	(24,591)	1,653	(26,244)	Citibank, N.A.
Republic of Colombia (D17)	06/20/26	1.000%(Q)	5,000	200,808	4,133	196,675	Citibank, N.A.
Republic of Indonesia (D17)	06/20/26	1.000%(Q)	9,000	(80,331)	7,440	(87,771)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Panama (D17)	06/20/26	1.000%(Q)	2,000	$(15,281)	$1,653	$(16,934)	Citibank, N.A.
Republic of Peru (D17)	06/20/26	1.000%(Q)	2,000	(24,056)	1,653	(25,709)	Citibank, N.A.
Republic of Philippines (D17)	06/20/26	1.000%(Q)	2,000	(31,167)	1,653	(32,820)	Citibank, N.A.
Republic of South Africa (D17)	06/20/26	1.000%(Q)	10,000	379,794	8,266	371,528	Citibank, N.A.
Republic of Turkey (D17)	06/20/26	1.000%(Q)	12,000	1,897,179	9,919	1,887,260	Citibank, N.A.
Republic of Ukraine (D17)	06/20/26	1.000%(Q)	2,000	480,743	1,653	479,090	Citibank, N.A.
Russian Federation (D17)	06/20/26	1.000%(Q)	6,000	284,416	4,960	279,456	Citibank, N.A.
State of Qatar (D17)	06/20/26	1.000%(Q)	2,000	(47,722)	1,653	(49,375)	Citibank, N.A.
United Mexican States (D17)	06/20/26	1.000%(Q)	12,000	(37,227)	9,919	(47,146)	Citibank, N.A.
Federation of Malaysia (D18)	06/20/24	1.000%(Q)	2,000	(36,844)	1,642	(38,486)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D18)	06/20/24	1.000%(Q)	6,500	57,441	5,337	52,104	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D18)	06/20/24	1.000%(Q)	1,500	(25,862)	1,232	(27,094)	Morgan Stanley & Co. International PLC
People’s Republic of China (D18)	06/20/24	1.000%(Q)	4,500	(85,342)	3,695	(89,037)	Morgan Stanley & Co. International PLC
Republic of Chile (D18)	06/20/24	1.000%(Q)	1,500	(21,172)	1,232	(22,404)	Morgan Stanley & Co. International PLC
Republic of Colombia (D18)	06/20/24	1.000%(Q)	2,000	15,698	1,642	14,056	Morgan Stanley & Co. International PLC
Republic of Indonesia (D18)	06/20/24	1.000%(Q)	3,500	(49,590)	2,874	(52,464)	Morgan Stanley & Co. International PLC
Republic of Peru (D18)	06/20/24	1.000%(Q)	1,500	(23,190)	1,232	(24,422)	Morgan Stanley & Co. International PLC
Republic of Philippines (D18)	06/20/24	1.000%(Q)	1,500	(23,803)	1,232	(25,035)	Morgan Stanley & Co. International PLC
Republic of South Africa (D18)	06/20/24	1.000%(Q)	4,000	21,093	3,284	17,809	Morgan Stanley & Co. International PLC
Republic of Turkey (D18)	06/20/24	1.000%(Q)	6,500	578,575	5,337	573,238	Morgan Stanley & Co. International PLC
Russian Federation (D18)	06/20/24	1.000%(Q)	4,000	96,284	3,284	93,000	Morgan Stanley & Co. International PLC
State of Qatar (D18)	06/20/24	1.000%(Q)	1,500	(27,229)	1,232	(28,461)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
United Mexican States (D18)	06/20/24	1.000%(Q)	6,500	$(77,978)	$5,337	$(83,315)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D19)	06/20/26	1.000%(Q)	1,000	(23,861)	1,024	(24,885)	Bank of America, N.A.
Federation of Malaysia (D19)	06/20/26	1.000%(Q)	2,000	(41,075)	2,048	(43,123)	Bank of America, N.A.
Federative Republic of Brazil (D19)	06/20/26	1.000%(Q)	6,000	269,303	6,144	263,159	Bank of America, N.A.
Kingdom of Saudi Arabia (D19)	06/20/26	1.000%(Q)	1,000	(22,980)	1,024	(24,004)	Bank of America, N.A.
People’s Republic of China (D19)	06/20/26	1.000%(Q)	6,000	(147,772)	6,144	(153,916)	Bank of America, N.A.
Republic of Argentina (D19)	06/20/26	1.000%(Q)	1,000	619,740	1,024	618,716	Bank of America, N.A.
Republic of Chile (D19)	06/20/26	1.000%(Q)	1,000	(12,295)	1,024	(13,319)	Bank of America, N.A.
Republic of Colombia (D19)	06/20/26	1.000%(Q)	2,500	100,404	2,560	97,844	Bank of America, N.A.
Republic of Indonesia (D19)	06/20/26	1.000%(Q)	4,500	(40,165)	4,608	(44,773)	Bank of America, N.A.
Republic of Panama (D19)	06/20/26	1.000%(Q)	1,000	(7,640)	1,024	(8,664)	Bank of America, N.A.
Republic of Peru (D19)	06/20/26	1.000%(Q)	1,000	(12,028)	1,024	(13,052)	Bank of America, N.A.
Republic of Philippines (D19)	06/20/26	1.000%(Q)	1,000	(15,583)	1,024	(16,607)	Bank of America, N.A.
Republic of South Africa (D19)	06/20/26	1.000%(Q)	5,000	189,898	5,120	184,778	Bank of America, N.A.
Republic of Turkey (D19)	06/20/26	1.000%(Q)	6,000	948,590	6,144	942,446	Bank of America, N.A.
Republic of Ukraine (D19)	06/20/26	1.000%(Q)	1,000	240,372	1,024	239,348	Bank of America, N.A.
Russian Federation (D19)	06/20/26	1.000%(Q)	3,000	142,208	3,072	139,136	Bank of America, N.A.
State of Qatar (D19)	06/20/26	1.000%(Q)	1,000	(23,861)	1,024	(24,885)	Bank of America, N.A.
United Mexican States (D19)	06/20/26	1.000%(Q)	6,000	(18,613)	6,144	(24,757)	Bank of America, N.A.
Emirate of Abu Dhabi (D20)	06/20/26	1.000%(Q)	1,000	(23,861)	1,081	(24,942)	Bank of America, N.A.
Federation of Malaysia (D20)	06/20/26	1.000%(Q)	2,000	(41,076)	2,161	(43,237)	Bank of America, N.A.
Federative Republic of Brazil (D20)	06/20/26	1.000%(Q)	6,000	269,303	6,484	262,819	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Saudi Arabia (D20)	06/20/26	1.000%(Q)	1,000	$(22,980)	$1,081	$(24,061)	Bank of America, N.A.
People’s Republic of China (D20)	06/20/26	1.000%(Q)	6,000	(147,772)	6,484	(154,256)	Bank of America, N.A.
Republic of Argentina (D20)	06/20/26	1.000%(Q)	1,000	619,740	1,081	618,659	Bank of America, N.A.
Republic of Chile (D20)	06/20/26	1.000%(Q)	1,000	(12,295)	1,081	(13,376)	Bank of America, N.A.
Republic of Colombia (D20)	06/20/26	1.000%(Q)	2,500	100,404	2,702	97,702	Bank of America, N.A.
Republic of Indonesia (D20)	06/20/26	1.000%(Q)	4,500	(40,166)	4,863	(45,029)	Bank of America, N.A.
Republic of Panama (D20)	06/20/26	1.000%(Q)	1,000	(7,640)	1,081	(8,721)	Bank of America, N.A.
Republic of Peru (D20)	06/20/26	1.000%(Q)	1,000	(12,027)	1,081	(13,108)	Bank of America, N.A.
Republic of Philippines (D20)	06/20/26	1.000%(Q)	1,000	(15,583)	1,081	(16,664)	Bank of America, N.A.
Republic of South Africa (D20)	06/20/26	1.000%(Q)	5,000	189,897	5,403	184,494	Bank of America, N.A.
Republic of Turkey (D20)	06/20/26	1.000%(Q)	6,000	948,590	6,484	942,106	Bank of America, N.A.
Republic of Ukraine (D20)	06/20/26	1.000%(Q)	1,000	240,372	1,081	239,291	Bank of America, N.A.
Russian Federation (D20)	06/20/26	1.000%(Q)	3,000	142,208	3,242	138,966	Bank of America, N.A.
State of Qatar (D20)	06/20/26	1.000%(Q)	1,000	(23,861)	1,081	(24,942)	Bank of America, N.A.
United Mexican States (D20)	06/20/26	1.000%(Q)	6,000	(18,613)	6,484	(25,097)	Bank of America, N.A.
Emirate of Abu Dhabi (D21)	06/20/26	1.000%(Q)	500	(11,930)	555	(12,485)	Bank of America, N.A.
Federation of Malaysia (D21)	06/20/26	1.000%(Q)	1,000	(20,538)	1,109	(21,647)	Bank of America, N.A.
Federative Republic of Brazil (D21)	06/20/26	1.000%(Q)	3,000	134,651	3,327	131,324	Bank of America, N.A.
Kingdom of Saudi Arabia (D21)	06/20/26	1.000%(Q)	500	(11,490)	555	(12,045)	Bank of America, N.A.
People’s Republic of China (D21)	06/20/26	1.000%(Q)	3,000	(73,886)	3,327	(77,213)	Bank of America, N.A.
Republic of Argentina (D21)	06/20/26	1.000%(Q)	500	309,870	555	309,315	Bank of America, N.A.
Republic of Chile (D21)	06/20/26	1.000%(Q)	500	(6,147)	555	(6,702)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Colombia (D21)	06/20/26	1.000%(Q)	1,250	$50,202	$1,386	$48,816	Bank of America, N.A.
Republic of Indonesia (D21)	06/20/26	1.000%(Q)	2,250	(20,083)	2,495	(22,578)	Bank of America, N.A.
Republic of Panama (D21)	06/20/26	1.000%(Q)	500	(3,820)	555	(4,375)	Bank of America, N.A.
Republic of Peru (D21)	06/20/26	1.000%(Q)	500	(6,013)	555	(6,568)	Bank of America, N.A.
Republic of Philippines (D21)	06/20/26	1.000%(Q)	500	(7,791)	555	(8,346)	Bank of America, N.A.
Republic of South Africa (D21)	06/20/26	1.000%(Q)	2,500	94,949	2,773	92,176	Bank of America, N.A.
Republic of Turkey (D21)	06/20/26	1.000%(Q)	3,000	474,295	3,327	470,968	Bank of America, N.A.
Republic of Ukraine (D21)	06/20/26	1.000%(Q)	500	120,186	555	119,631	Bank of America, N.A.
Russian Federation (D21)	06/20/26	1.000%(Q)	1,500	71,104	1,664	69,440	Bank of America, N.A.
State of Qatar (D21)	06/20/26	1.000%(Q)	500	(11,930)	555	(12,485)	Bank of America, N.A.
United Mexican States (D21)	06/20/26	1.000%(Q)	3,000	(9,307)	3,327	(12,634)	Bank of America, N.A.
Emirate of Abu Dhabi (D22)	06/20/26	1.000%(Q)	500	(11,930)	555	(12,485)	Bank of America, N.A.
Federation of Malaysia (D22)	06/20/26	1.000%(Q)	1,000	(20,538)	1,109	(21,647)	Bank of America, N.A.
Federative Republic of Brazil (D22)	06/20/26	1.000%(Q)	3,000	134,651	3,327	131,324	Bank of America, N.A.
Kingdom of Saudi Arabia (D22)	06/20/26	1.000%(Q)	500	(11,490)	555	(12,045)	Bank of America, N.A.
People’s Republic of China (D22)	06/20/26	1.000%(Q)	3,000	(73,886)	3,327	(77,213)	Bank of America, N.A.
Republic of Argentina (D22)	06/20/26	1.000%(Q)	500	309,870	555	309,315	Bank of America, N.A.
Republic of Chile (D22)	06/20/26	1.000%(Q)	500	(6,147)	555	(6,702)	Bank of America, N.A.
Republic of Colombia (D22)	06/20/26	1.000%(Q)	1,250	50,202	1,386	48,816	Bank of America, N.A.
Republic of Indonesia (D22)	06/20/26	1.000%(Q)	2,250	(20,083)	2,495	(22,578)	Bank of America, N.A.
Republic of Panama (D22)	06/20/26	1.000%(Q)	500	(3,820)	555	(4,375)	Bank of America, N.A.
Republic of Peru (D22)	06/20/26	1.000%(Q)	500	(6,013)	555	(6,568)	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Philippines (D22)	06/20/26	1.000%(Q)	500	$(7,791)	$555	$(8,346)	Bank of America, N.A.
Republic of South Africa (D22)	06/20/26	1.000%(Q)	2,500	94,949	2,773	92,176	Bank of America, N.A.
Republic of Turkey (D22)	06/20/26	1.000%(Q)	3,000	474,295	3,327	470,968	Bank of America, N.A.
Republic of Ukraine (D22)	06/20/26	1.000%(Q)	500	120,186	555	119,631	Bank of America, N.A.
Russian Federation (D22)	06/20/26	1.000%(Q)	1,500	71,104	1,664	69,440	Bank of America, N.A.
State of Qatar (D22)	06/20/26	1.000%(Q)	500	(11,930)	555	(12,485)	Bank of America, N.A.
United Mexican States (D22)	06/20/26	1.000%(Q)	3,000	(9,307)	3,327	(12,634)	Bank of America, N.A.
Emirate of Abu Dhabi (D23)	06/20/26	1.000%(Q)	2,000	(47,723)	2,218	(49,941)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D23)	06/20/26	1.000%(Q)	4,000	(82,151)	4,436	(86,587)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D23)	06/20/26	1.000%(Q)	12,000	538,605	13,308	525,297	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D23)	06/20/26	1.000%(Q)	2,000	(45,961)	2,218	(48,179)	Morgan Stanley & Co. International PLC
People’s Republic of China (D23)	06/20/26	1.000%(Q)	12,000	(295,546)	13,308	(308,854)	Morgan Stanley & Co. International PLC
Republic of Argentina (D23)	06/20/26	1.000%(Q)	2,000	1,239,479	2,218	1,237,261	Morgan Stanley & Co. International PLC
Republic of Chile (D23)	06/20/26	1.000%(Q)	2,000	(24,591)	2,218	(26,809)	Morgan Stanley & Co. International PLC
Republic of Colombia (D23)	06/20/26	1.000%(Q)	5,000	200,808	5,545	195,263	Morgan Stanley & Co. International PLC
Republic of Indonesia (D23)	06/20/26	1.000%(Q)	9,000	(80,332)	9,981	(90,313)	Morgan Stanley & Co. International PLC
Republic of Panama (D23)	06/20/26	1.000%(Q)	2,000	(15,281)	2,218	(17,499)	Morgan Stanley & Co. International PLC
Republic of Peru (D23)	06/20/26	1.000%(Q)	2,000	(24,056)	2,218	(26,274)	Morgan Stanley & Co. International PLC
Republic of Philippines (D23)	06/20/26	1.000%(Q)	2,000	(31,167)	2,218	(33,385)	Morgan Stanley & Co. International PLC
Republic of South Africa (D23)	06/20/26	1.000%(Q)	10,000	379,794	11,090	368,704	Morgan Stanley & Co. International PLC
Republic of Turkey (D23)	06/20/26	1.000%(Q)	12,000	1,897,179	13,308	1,883,871	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Ukraine (D23)	06/20/26	1.000%(Q)	2,000	$480,743	$2,218	$478,525	Morgan Stanley & Co. International PLC
Russian Federation (D23)	06/20/26	1.000%(Q)	6,000	284,416	6,654	277,762	Morgan Stanley & Co. International PLC
State of Qatar (D23)	06/20/26	1.000%(Q)	2,000	(47,722)	2,218	(49,940)	Morgan Stanley & Co. International PLC
United Mexican States (D23)	06/20/26	1.000%(Q)	12,000	(37,227)	13,308	(50,535)	Morgan Stanley & Co. International PLC
				$15,946,829	$418,879	$15,527,950

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/23	1.000%(Q)	2,550	0.256%	$38,837	$(527)	$39,364	Barclays Bank PLC
Federative Republic of Brazil (D01)	12/20/23	1.000%(Q)	12,750	1.214%	(35,760)	(2,633)	(33,127)	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	8,500	0.193%	139,687	(1,755)	141,442	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	2,550	0.390%	32,361	(527)	32,888	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	3,400	1.167%	(6,528)	(702)	(5,826)	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	3,400	0.369%	44,454	(702)	45,156	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	2,550	0.440%	29,927	(527)	30,454	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	2,550	0.324%	35,549	(527)	36,076	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D01)	12/20/23	1.000%(Q)	2,550	0.286%	$37,374	$(527)	$37,901	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	7,650	1.053%	1,597	(1,580)	3,177	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	12,750	5.006%	(895,052)	(2,633)	(892,419)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	7,650	2.055%	(139,925)	(1,580)	(138,345)	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	11,050	0.446%	128,501	(2,282)	130,783	Barclays Bank PLC
Federation of Malaysia (D02)	12/20/23	1.000%(Q)	10,500	0.256%	159,920	(3,195)	163,115	Barclays Bank PLC
Federative Republic of Brazil (D02)	12/20/23	1.000%(Q)	52,500	1.214%	(147,244)	(15,975)	(131,269)	Barclays Bank PLC
People’s Republic of China (D02)	12/20/23	1.000%(Q)	35,000	0.193%	575,181	(10,650)	585,831	Barclays Bank PLC
Republic of Chile (D02)	12/20/23	1.000%(Q)	10,500	0.390%	133,252	(3,195)	136,447	Barclays Bank PLC
Republic of Colombia (D02)	12/20/23	1.000%(Q)	14,000	1.167%	(26,879)	(4,260)	(22,619)	Barclays Bank PLC
Republic of Indonesia (D02)	12/20/23	1.000%(Q)	14,000	0.369%	183,044	(4,260)	187,304	Barclays Bank PLC
Republic of Panama (D02)	12/20/23	1.000%(Q)	10,500	0.440%	123,232	(3,195)	126,427	Barclays Bank PLC
Republic of Peru (D02)	12/20/23	1.000%(Q)	10,500	0.324%	146,380	(3,195)	149,575	Barclays Bank PLC
Republic of Philippines (D02)	12/20/23	1.000%(Q)	10,500	0.286%	153,896	(3,195)	157,091	Barclays Bank PLC
Republic of South Africa (D02)	12/20/23	1.000%(Q)	31,500	1.053%	6,579	(9,585)	16,164	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D02)	12/20/23	1.000%(Q)	52,500	5.006%	$(3,685,506)	$(15,975)	$(3,669,531)	Barclays Bank PLC
Russian Federation (D02)	12/20/23	1.000%(Q)	31,500	2.055%	(576,160)	(9,585)	(566,575)	Barclays Bank PLC
United Mexican States (D02)	12/20/23	1.000%(Q)	45,500	0.446%	529,122	(13,845)	542,967	Barclays Bank PLC
Federation of Malaysia (D03)	12/20/23	1.000%(Q)	4,500	0.256%	68,538	(3,374)	71,912	Barclays Bank PLC
Federative Republic of Brazil (D03)	12/20/23	1.000%(Q)	22,500	1.214%	(63,105)	(16,872)	(46,233)	Barclays Bank PLC
People’s Republic of China (D03)	12/20/23	1.000%(Q)	15,000	0.193%	246,506	(11,248)	257,754	Barclays Bank PLC
Republic of Chile (D03)	12/20/23	1.000%(Q)	4,500	0.390%	57,108	(3,374)	60,482	Barclays Bank PLC
Republic of Colombia (D03)	12/20/23	1.000%(Q)	6,000	1.167%	(11,519)	(4,499)	(7,020)	Barclays Bank PLC
Republic of Indonesia (D03)	12/20/23	1.000%(Q)	6,000	0.369%	78,448	(4,499)	82,947	Barclays Bank PLC
Republic of Panama (D03)	12/20/23	1.000%(Q)	4,500	0.440%	52,814	(3,374)	56,188	Barclays Bank PLC
Republic of Peru (D03)	12/20/23	1.000%(Q)	4,500	0.324%	62,735	(3,374)	66,109	Barclays Bank PLC
Republic of Philippines (D03)	12/20/23	1.000%(Q)	4,500	0.286%	65,956	(3,374)	69,330	Barclays Bank PLC
Republic of South Africa (D03)	12/20/23	1.000%(Q)	13,500	1.053%	2,820	(10,123)	12,943	Barclays Bank PLC
Republic of Turkey (D03)	12/20/23	1.000%(Q)	22,500	5.006%	(1,579,503)	(16,872)	(1,562,631)	Barclays Bank PLC
Russian Federation (D03)	12/20/23	1.000%(Q)	13,500	2.055%	(246,926)	(10,123)	(236,803)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D03)	12/20/23	1.000%(Q)	19,500	0.446%	$226,767	$(14,622)	$241,389	Barclays Bank PLC
Federation of Malaysia (D04)	12/20/23	1.000%(Q)	3,000	0.214%	48,113	(2,692)	50,805	Citibank, N.A.
Federative Republic of Brazil (D04)	12/20/23	1.000%(Q)	15,000	1.214%	(42,070)	(13,459)	(28,611)	Citibank, N.A.
People’s Republic of China (D04)	12/20/23	1.000%(Q)	10,000	0.193%	164,337	(8,973)	173,310	Citibank, N.A.
Republic of Chile (D04)	12/20/23	1.000%(Q)	3,000	0.390%	38,072	(2,692)	40,764	Citibank, N.A.
Republic of Colombia (D04)	12/20/23	1.000%(Q)	4,000	1.167%	(7,680)	(3,589)	(4,091)	Citibank, N.A.
Republic of Indonesia (D04)	12/20/23	1.000%(Q)	4,000	0.369%	52,298	(3,589)	55,887	Citibank, N.A.
Republic of Panama (D04)	12/20/23	1.000%(Q)	3,000	0.440%	35,209	(2,692)	37,901	Citibank, N.A.
Republic of Peru (D04)	12/20/23	1.000%(Q)	3,000	0.324%	41,823	(2,726)	44,549	Citibank, N.A.
Republic of Philippines (D04)	12/20/23	1.000%(Q)	3,000	0.286%	43,970	(2,692)	46,662	Citibank, N.A.
Republic of South Africa (D04)	12/20/23	1.000%(Q)	9,000	1.053%	1,880	(8,075)	9,955	Citibank, N.A.
Republic of Turkey (D04)	12/20/23	1.000%(Q)	15,000	5.006%	(1,053,002)	(13,459)	(1,039,543)	Citibank, N.A.
Russian Federation (D04)	12/20/23	1.000%(Q)	9,000	2.055%	(164,617)	(8,075)	(156,542)	Citibank, N.A.
United Mexican States (D04)	12/20/23	1.000%(Q)	13,000	0.446%	151,178	(11,664)	162,842	Citibank, N.A.
Federation of Malaysia (D05)	12/20/23	1.000%(Q)	3,000	0.256%	45,692	(2,933)	48,625	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D05)	12/20/23	1.000%(Q)	15,000	1.214%	$(42,070)	$(14,667)	$(27,403)	Citibank, N.A.
People’s Republic of China (D05)	12/20/23	1.000%(Q)	10,000	0.193%	164,337	(9,778)	174,115	Citibank, N.A.
Republic of Chile (D05)	12/20/23	1.000%(Q)	3,000	0.390%	38,072	(2,933)	41,005	Citibank, N.A.
Republic of Colombia (D05)	12/20/23	1.000%(Q)	4,000	1.167%	(7,680)	(3,911)	(3,769)	Citibank, N.A.
Republic of Indonesia (D05)	12/20/23	1.000%(Q)	4,000	0.369%	52,298	(3,911)	56,209	Citibank, N.A.
Republic of Panama (D05)	12/20/23	1.000%(Q)	3,000	0.440%	35,210	(2,933)	38,143	Citibank, N.A.
Republic of Peru (D05)	12/20/23	1.000%(Q)	3,000	0.324%	41,823	(2,933)	44,756	Citibank, N.A.
Republic of Philippines (D05)	12/20/23	1.000%(Q)	3,000	0.286%	43,971	(2,933)	46,904	Citibank, N.A.
Republic of South Africa (D05)	12/20/23	1.000%(Q)	9,000	1.053%	1,880	(8,800)	10,680	Citibank, N.A.
Republic of Turkey (D05)	12/20/23	1.000%(Q)	15,000	5.006%	(1,053,002)	(14,667)	(1,038,335)	Citibank, N.A.
Russian Federation (D05)	12/20/23	1.000%(Q)	9,000	2.055%	(164,617)	(8,800)	(155,817)	Citibank, N.A.
United Mexican States (D05)	12/20/23	1.000%(Q)	13,000	0.446%	151,178	(12,711)	163,889	Citibank, N.A.
Emirate of Abu Dhabi (D06)	12/20/25	1.000%(Q)	4,000	0.409%	94,998	(91)	95,089	Goldman Sachs International
Federation of Malaysia (D06)	12/20/25	1.000%(Q)	6,000	0.476%	126,629	(136)	126,765	Goldman Sachs International
Federative Republic of Brazil (D06)	12/20/25	1.000%(Q)	24,000	1.930%	(796,678)	(545)	(796,133)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D06)	12/20/25	1.000%(Q)	4,000	0.438%	$90,491	$(91)	$90,582	Goldman Sachs International
People’s Republic of China (D06)	12/20/25	1.000%(Q)	24,000	0.388%	588,169	(545)	588,714	Goldman Sachs International
Republic of Argentina (D06)	12/20/25	1.000%(Q)	10,000	*	(6,002,289)	(227)	(6,002,062)	Goldman Sachs International
Republic of Chile (D06)	12/20/25	1.000%(Q)	4,000	0.646%	58,449	(91)	58,540	Goldman Sachs International
Republic of Colombia (D06)	12/20/25	1.000%(Q)	10,000	1.832%	(296,090)	(227)	(295,863)	Goldman Sachs International
Republic of Indonesia (D06)	12/20/25	1.000%(Q)	16,000	0.702%	199,485	(364)	199,849	Goldman Sachs International
Republic of Panama (D06)	12/20/25	1.000%(Q)	4,000	0.746%	43,200	(91)	43,291	Goldman Sachs International
Republic of Peru (D06)	12/20/25	1.000%(Q)	4,000	0.638%	59,847	(91)	59,938	Goldman Sachs International
Republic of Philippines (D06)	12/20/25	1.000%(Q)	4,000	0.579%	68,606	(91)	68,697	Goldman Sachs International
Republic of South Africa (D06)	12/20/25	1.000%(Q)	18,000	1.774%	(496,101)	(409)	(495,692)	Goldman Sachs International
Republic of Turkey (D06)	12/20/25	1.000%(Q)	24,000	5.207%	(3,384,226)	(545)	(3,383,681)	Goldman Sachs International
Republic of Ukraine (D06)	12/20/25	1.000%(Q)	4,000	8.246%	(890,043)	(91)	(889,952)	Goldman Sachs International
Russian Federation (D06)	12/20/25	1.000%(Q)	12,000	2.159%	(492,252)	(273)	(491,979)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D06)	12/20/25	1.000%(Q)	4,000	0.414%	$94,139	$(273)	$94,412	Goldman Sachs International
United Mexican States (D06)	12/20/25	1.000%(Q)	24,000	0.832%	180,909	(545)	181,454	Goldman Sachs International
Emirate of Abu Dhabi (D07)	12/20/25	1.000%(Q)	2,000	0.409%	47,499	(91)	47,590	Citibank, N.A.
Federation of Malaysia (D07)	12/20/25	1.000%(Q)	3,000	0.476%	63,315	(136)	63,451	Citibank, N.A.
Federative Republic of Brazil (D07)	12/20/25	1.000%(Q)	12,000	1.930%	(398,340)	(546)	(397,794)	Citibank, N.A.
Kingdom of Saudi Arabia (D07)	12/20/25	1.000%(Q)	2,000	0.438%	45,245	(91)	45,336	Citibank, N.A.
People’s Republic of China (D07)	12/20/25	1.000%(Q)	12,000	0.388%	294,084	(546)	294,630	Citibank, N.A.
Republic of Argentina (D07)	12/20/25	1.000%(Q)	5,000	*	(3,001,144)	(227)	(3,000,917)	Citibank, N.A.
Republic of Chile (D07)	12/20/25	1.000%(Q)	2,000	0.646%	29,225	(91)	29,316	Citibank, N.A.
Republic of Colombia (D07)	12/20/25	1.000%(Q)	5,000	1.832%	(148,045)	(227)	(147,818)	Citibank, N.A.
Republic of Indonesia (D07)	12/20/25	1.000%(Q)	8,000	0.702%	99,742	(364)	100,106	Citibank, N.A.
Republic of Panama (D07)	12/20/25	1.000%(Q)	2,000	0.746%	21,600	(91)	21,691	Citibank, N.A.
Republic of Peru (D07)	12/20/25	1.000%(Q)	2,000	0.638%	29,923	(91)	30,014	Citibank, N.A.
Republic of Philippines (D07)	12/20/25	1.000%(Q)	2,000	0.579%	34,303	(91)	34,394	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D07)	12/20/25	1.000%(Q)	9,000	1.774%	$(248,050)	$(409)	$(247,641)	Citibank, N.A.
Republic of Turkey (D07)	12/20/25	1.000%(Q)	12,000	5.207%	(1,692,114)	(546)	(1,691,568)	Citibank, N.A.
Republic of Ukraine (D07)	12/20/25	1.000%(Q)	2,000	8.246%	(445,021)	(91)	(444,930)	Citibank, N.A.
Russian Federation (D07)	12/20/25	1.000%(Q)	6,000	2.159%	(246,126)	(273)	(245,853)	Citibank, N.A.
State of Qatar (D07)	12/20/25	1.000%(Q)	2,000	0.414%	47,069	(91)	47,160	Citibank, N.A.
United Mexican States (D07)	12/20/25	1.000%(Q)	12,000	0.832%	90,454	(546)	91,000	Citibank, N.A.
Emirate of Abu Dhabi (D08)	12/20/25	1.000%(Q)	2,000	0.409%	47,499	(365)	47,864	Morgan Stanley & Co. International PLC
Federation of Malaysia (D08)	12/20/25	1.000%(Q)	3,000	0.476%	63,314	(548)	63,862	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D08)	12/20/25	1.000%(Q)	12,000	1.930%	(398,340)	(2,191)	(396,149)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D08)	12/20/25	1.000%(Q)	2,000	0.438%	45,246	(365)	45,611	Morgan Stanley & Co. International PLC
People’s Republic of China (D08)	12/20/25	1.000%(Q)	12,000	0.388%	294,084	(2,191)	296,275	Morgan Stanley & Co. International PLC
Republic of Argentina (D08)	12/20/25	1.000%(Q)	5,000	*	(3,001,145)	(913)	(3,000,232)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D08)	12/20/25	1.000%(Q)	2,000	0.646%	$29,225	$(365)	$29,590	Morgan Stanley & Co. International PLC
Republic of Colombia (D08)	12/20/25	1.000%(Q)	5,000	1.832%	(148,045)	(913)	(147,132)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D08)	12/20/25	1.000%(Q)	8,000	0.702%	99,742	(1,461)	101,203	Morgan Stanley & Co. International PLC
Republic of Panama (D08)	12/20/25	1.000%(Q)	2,000	0.746%	21,600	(365)	21,965	Morgan Stanley & Co. International PLC
Republic of Peru (D08)	12/20/25	1.000%(Q)	2,000	0.638%	29,923	(365)	30,288	Morgan Stanley & Co. International PLC
Republic of Philippines (D08)	12/20/25	1.000%(Q)	2,000	0.579%	34,303	(365)	34,668	Morgan Stanley & Co. International PLC
Republic of South Africa (D08)	12/20/25	1.000%(Q)	9,000	1.774%	(248,050)	(1,643)	(246,407)	Morgan Stanley & Co. International PLC
Republic of Turkey (D08)	12/20/25	1.000%(Q)	12,000	5.207%	(1,692,114)	(2,191)	(1,689,923)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D08)	12/20/25	1.000%(Q)	2,000	8.246%	(445,021)	(365)	(444,656)	Morgan Stanley & Co. International PLC
Russian Federation (D08)	12/20/25	1.000%(Q)	6,000	2.159%	(246,126)	(1,095)	(245,031)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D08)	12/20/25	1.000%(Q)	2,000	0.414%	$47,070	$(456)	$47,526	Morgan Stanley & Co. International PLC
United Mexican States (D08)	12/20/25	1.000%(Q)	12,000	0.832%	90,454	(2,191)	92,645	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D09)	12/20/25	1.000%(Q)	2,000	0.409%	47,499	(734)	48,233	Citibank, N.A.
Federation of Malaysia (D09)	12/20/25	1.000%(Q)	3,000	0.476%	63,314	(1,101)	64,415	Citibank, N.A.
Federative Republic of Brazil (D09)	12/20/25	1.000%(Q)	12,000	1.930%	(398,339)	(4,402)	(393,937)	Citibank, N.A.
Kingdom of Saudi Arabia (D09)	12/20/25	1.000%(Q)	2,000	0.438%	45,245	(734)	45,979	Citibank, N.A.
People’s Republic of China (D09)	12/20/25	1.000%(Q)	12,000	0.388%	294,084	(4,402)	298,486	Citibank, N.A.
Republic of Argentina (D09)	12/20/25	1.000%(Q)	5,000	*	(3,001,144)	(1,834)	(2,999,310)	Citibank, N.A.
Republic of Chile (D09)	12/20/25	1.000%(Q)	2,000	0.646%	29,224	(734)	29,958	Citibank, N.A.
Republic of Colombia (D09)	12/20/25	1.000%(Q)	5,000	1.832%	(148,045)	(1,834)	(146,211)	Citibank, N.A.
Republic of Indonesia (D09)	12/20/25	1.000%(Q)	8,000	0.702%	99,742	(2,935)	102,677	Citibank, N.A.
Republic of Panama (D09)	12/20/25	1.000%(Q)	2,000	0.746%	21,600	(734)	22,334	Citibank, N.A.
Republic of Peru (D09)	12/20/25	1.000%(Q)	2,000	0.638%	29,923	(734)	30,657	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D09)	12/20/25	1.000%(Q)	2,000	0.579%	$34,303	$(734)	$35,037	Citibank, N.A.
Republic of South Africa (D09)	12/20/25	1.000%(Q)	9,000	1.774%	(248,051)	(3,302)	(244,749)	Citibank, N.A.
Republic of Turkey (D09)	12/20/25	1.000%(Q)	12,000	5.207%	(1,692,113)	(4,402)	(1,687,711)	Citibank, N.A.
Republic of Ukraine (D09)	12/20/25	1.000%(Q)	2,000	8.246%	(445,022)	(734)	(444,288)	Citibank, N.A.
Russian Federation (D09)	12/20/25	1.000%(Q)	6,000	2.159%	(246,126)	(2,201)	(243,925)	Citibank, N.A.
State of Qatar (D09)	12/20/25	1.000%(Q)	2,000	0.414%	47,069	(734)	47,803	Citibank, N.A.
United Mexican States (D09)	12/20/25	1.000%(Q)	12,000	0.832%	90,454	(4,402)	94,856	Citibank, N.A.
Emirate of Abu Dhabi (D10)	12/20/25	1.000%(Q)	2,000	0.409%	47,499	(780)	48,279	Citibank, N.A.
Federation of Malaysia (D10)	12/20/25	1.000%(Q)	3,000	0.476%	63,314	(1,170)	64,484	Citibank, N.A.
Federative Republic of Brazil (D10)	12/20/25	1.000%(Q)	12,000	1.930%	(398,340)	(4,680)	(393,660)	Citibank, N.A.
Kingdom of Saudi Arabia (D10)	12/20/25	1.000%(Q)	2,000	0.438%	45,245	(780)	46,025	Citibank, N.A.
People’s Republic of China (D10)	12/20/25	1.000%(Q)	12,000	0.388%	294,084	(4,680)	298,764	Citibank, N.A.
Republic of Argentina (D10)	12/20/25	1.000%(Q)	5,000	*	(3,001,145)	(1,950)	(2,999,195)	Citibank, N.A.
Republic of Chile (D10)	12/20/25	1.000%(Q)	2,000	0.646%	29,225	(780)	30,005	Citibank, N.A.
Republic of Colombia (D10)	12/20/25	1.000%(Q)	5,000	1.832%	(148,045)	(1,950)	(146,095)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D10)	12/20/25	1.000%(Q)	8,000	0.702%	$99,742	$(3,120)	$102,862	Citibank, N.A.
Republic of Panama (D10)	12/20/25	1.000%(Q)	2,000	0.746%	21,600	(780)	22,380	Citibank, N.A.
Republic of Peru (D10)	12/20/25	1.000%(Q)	2,000	0.638%	29,923	(780)	30,703	Citibank, N.A.
Republic of Philippines (D10)	12/20/25	1.000%(Q)	2,000	0.579%	34,303	(780)	35,083	Citibank, N.A.
Republic of South Africa (D10)	12/20/25	1.000%(Q)	9,000	1.774%	(248,051)	(3,510)	(244,541)	Citibank, N.A.
Republic of Turkey (D10)	12/20/25	1.000%(Q)	12,000	5.207%	(1,692,114)	(4,680)	(1,687,434)	Citibank, N.A.
Republic of Ukraine (D10)	12/20/25	1.000%(Q)	2,000	8.246%	(445,021)	(780)	(444,241)	Citibank, N.A.
Russian Federation (D10)	12/20/25	1.000%(Q)	6,000	2.159%	(246,126)	(2,340)	(243,786)	Citibank, N.A.
State of Qatar (D10)	12/20/25	1.000%(Q)	2,000	0.414%	47,069	(780)	47,849	Citibank, N.A.
United Mexican States (D10)	12/20/25	1.000%(Q)	12,000	0.832%	90,454	(4,680)	95,134	Citibank, N.A.
Emirate of Abu Dhabi (D11)	12/20/25	1.000%(Q)	2,000	0.409%	47,499	(1,152)	48,651	Citibank, N.A.
Federation of Malaysia (D11)	12/20/25	1.000%(Q)	3,000	0.476%	63,314	(1,729)	65,043	Citibank, N.A.
Federative Republic of Brazil (D11)	12/20/25	1.000%(Q)	12,000	1.930%	(398,339)	(6,914)	(391,425)	Citibank, N.A.
Kingdom of Saudi Arabia (D11)	12/20/25	1.000%(Q)	2,000	0.438%	45,246	(1,152)	46,398	Citibank, N.A.
People’s Republic of China (D11)	12/20/25	1.000%(Q)	12,000	0.388%	294,085	(6,914)	300,999	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D11)	12/20/25	1.000%(Q)	5,000	*	$(3,001,144)	$(2,881)	$(2,998,263)	Citibank, N.A.
Republic of Chile (D11)	12/20/25	1.000%(Q)	2,000	0.646%	29,225	(1,152)	30,377	Citibank, N.A.
Republic of Colombia (D11)	12/20/25	1.000%(Q)	5,000	1.832%	(148,045)	(2,881)	(145,164)	Citibank, N.A.
Republic of Indonesia (D11)	12/20/25	1.000%(Q)	8,000	0.702%	99,742	(4,610)	104,352	Citibank, N.A.
Republic of Panama (D11)	12/20/25	1.000%(Q)	2,000	0.746%	21,600	(1,152)	22,752	Citibank, N.A.
Republic of Peru (D11)	12/20/25	1.000%(Q)	2,000	0.638%	29,924	(1,152)	31,076	Citibank, N.A.
Republic of Philippines (D11)	12/20/25	1.000%(Q)	2,000	0.579%	34,303	(1,152)	35,455	Citibank, N.A.
Republic of South Africa (D11)	12/20/25	1.000%(Q)	9,000	1.774%	(248,051)	(5,186)	(242,865)	Citibank, N.A.
Republic of Turkey (D11)	12/20/25	1.000%(Q)	12,000	5.207%	(1,692,113)	(6,914)	(1,685,199)	Citibank, N.A.
Republic of Ukraine (D11)	12/20/25	1.000%(Q)	2,000	8.246%	(445,021)	(1,152)	(443,869)	Citibank, N.A.
Russian Federation (D11)	12/20/25	1.000%(Q)	6,000	2.159%	(246,126)	(3,457)	(242,669)	Citibank, N.A.
State of Qatar (D11)	12/20/25	1.000%(Q)	2,000	0.414%	47,070	(1,152)	48,222	Citibank, N.A.
United Mexican States (D11)	12/20/25	1.000%(Q)	12,000	0.832%	90,455	(6,914)	97,369	Citibank, N.A.
Emirate of Abu Dhabi (D12)	12/20/25	1.000%(Q)	4,000	0.409%	94,998	(2,305)	97,303	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D12)	12/20/25	1.000%(Q)	6,000	0.476%	$126,629	$(3,457)	$130,086	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D12)	12/20/25	1.000%(Q)	24,000	1.930%	(796,679)	(13,829)	(782,850)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D12)	12/20/25	1.000%(Q)	4,000	0.438%	90,491	(2,305)	92,796	Morgan Stanley & Co. International PLC
People’s Republic of China (D12)	12/20/25	1.000%(Q)	24,000	0.388%	588,169	(13,829)	601,998	Morgan Stanley & Co. International PLC
Republic of Argentina (D12)	12/20/25	1.000%(Q)	10,000	*	(6,002,289)	(5,762)	(5,996,527)	Morgan Stanley & Co. International PLC
Republic of Chile (D12)	12/20/25	1.000%(Q)	4,000	0.646%	58,449	(2,305)	60,754	Morgan Stanley & Co. International PLC
Republic of Colombia (D12)	12/20/25	1.000%(Q)	10,000	1.832%	(296,090)	(5,762)	(290,328)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D12)	12/20/25	1.000%(Q)	16,000	0.702%	199,485	(9,219)	208,704	Morgan Stanley & Co. International PLC
Republic of Panama (D12)	12/20/25	1.000%(Q)	4,000	0.746%	43,200	(2,305)	45,505	Morgan Stanley & Co. International PLC
Republic of Peru (D12)	12/20/25	1.000%(Q)	4,000	0.638%	59,846	(2,305)	62,151	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D12)	12/20/25	1.000%(Q)	4,000	0.579%	$68,606	$(2,305)	$70,911	Morgan Stanley & Co. International PLC
Republic of South Africa (D12)	12/20/25	1.000%(Q)	18,000	1.774%	(496,101)	(10,372)	(485,729)	Morgan Stanley & Co. International PLC
Republic of Turkey (D12)	12/20/25	1.000%(Q)	24,000	5.207%	(3,384,227)	(13,829)	(3,370,398)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D12)	12/20/25	1.000%(Q)	4,000	8.246%	(890,043)	(2,305)	(887,738)	Morgan Stanley & Co. International PLC
Russian Federation (D12)	12/20/25	1.000%(Q)	12,000	2.159%	(492,252)	(6,914)	(485,338)	Morgan Stanley & Co. International PLC
State of Qatar (D12)	12/20/25	1.000%(Q)	4,000	0.414%	94,139	(2,489)	96,628	Morgan Stanley & Co. International PLC
United Mexican States (D12)	12/20/25	1.000%(Q)	24,000	0.832%	180,908	(13,829)	194,737	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D13)	12/20/25	1.000%(Q)	4,000	0.409%	94,998	(2,305)	97,303	Morgan Stanley & Co. International PLC
Federation of Malaysia (D13)	12/20/25	1.000%(Q)	6,000	0.476%	126,629	(3,457)	130,086	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D13)	12/20/25	1.000%(Q)	24,000	1.930%	(796,679)	(13,829)	(782,850)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D13)	12/20/25	1.000%(Q)	4,000	0.438%	$90,491	$(2,305)	$92,796	Morgan Stanley & Co. International PLC
People’s Republic of China (D13)	12/20/25	1.000%(Q)	24,000	0.388%	588,169	(13,829)	601,998	Morgan Stanley & Co. International PLC
Republic of Argentina (D13)	12/20/25	1.000%(Q)	10,000	*	(6,002,289)	(5,762)	(5,996,527)	Morgan Stanley & Co. International PLC
Republic of Chile (D13)	12/20/25	1.000%(Q)	4,000	0.646%	58,449	(2,305)	60,754	Morgan Stanley & Co. International PLC
Republic of Colombia (D13)	12/20/25	1.000%(Q)	10,000	1.832%	(296,090)	(5,762)	(290,328)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D13)	12/20/25	1.000%(Q)	16,000	0.702%	199,485	(9,219)	208,704	Morgan Stanley & Co. International PLC
Republic of Panama (D13)	12/20/25	1.000%(Q)	4,000	0.746%	43,200	(2,305)	45,505	Morgan Stanley & Co. International PLC
Republic of Peru (D13)	12/20/25	1.000%(Q)	4,000	0.638%	59,846	(2,305)	62,151	Morgan Stanley & Co. International PLC
Republic of Philippines (D13)	12/20/25	1.000%(Q)	4,000	0.579%	68,606	(2,305)	70,911	Morgan Stanley & Co. International PLC
Republic of South Africa (D13)	12/20/25	1.000%(Q)	18,000	1.774%	(496,101)	(10,372)	(485,729)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D13)	12/20/25	1.000%(Q)	24,000	5.207%	$(3,384,227)	$(13,829)	$(3,370,398)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D13)	12/20/25	1.000%(Q)	4,000	8.246%	(890,043)	(2,305)	(887,738)	Morgan Stanley & Co. International PLC
Russian Federation (D13)	12/20/25	1.000%(Q)	12,000	2.159%	(492,252)	(6,914)	(485,338)	Morgan Stanley & Co. International PLC
State of Qatar (D13)	12/20/25	1.000%(Q)	4,000	0.414%	94,139	(2,489)	96,628	Morgan Stanley & Co. International PLC
United Mexican States (D13)	12/20/25	1.000%(Q)	24,000	0.832%	180,908	(13,829)	194,737	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D15)	12/20/25	1.000%(Q)	2,000	0.409%	47,499	(4,621)	52,120	Citibank, N.A.
Federation of Malaysia (D15)	12/20/25	1.000%(Q)	3,000	0.476%	63,314	(6,932)	70,246	Citibank, N.A.
Federative Republic of Brazil (D15)	12/20/25	1.000%(Q)	12,000	1.930%	(398,339)	(27,728)	(370,611)	Citibank, N.A.
Kingdom of Saudi Arabia (D15)	12/20/25	1.000%(Q)	2,000	0.438%	45,246	(4,621)	49,867	Citibank, N.A.
People’s Republic of China (D15)	12/20/25	1.000%(Q)	12,000	0.388%	294,084	(27,728)	321,812	Citibank, N.A.
Republic of Argentina (D15)	12/20/25	1.000%(Q)	5,000	*	(3,001,144)	(11,553)	(2,989,591)	Citibank, N.A.
Republic of Chile (D15)	12/20/25	1.000%(Q)	2,000	0.646%	29,225	(4,621)	33,846	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D15)	12/20/25	1.000%(Q)	5,000	1.832%	$(148,045)	$(11,553)	$(136,492)	Citibank, N.A.
Republic of Indonesia (D15)	12/20/25	1.000%(Q)	8,000	0.702%	99,743	(18,485)	118,228	Citibank, N.A.
Republic of Panama (D15)	12/20/25	1.000%(Q)	2,000	0.746%	21,600	(4,621)	26,221	Citibank, N.A.
Republic of Peru (D15)	12/20/25	1.000%(Q)	2,000	0.638%	29,924	(4,621)	34,545	Citibank, N.A.
Republic of Philippines (D15)	12/20/25	1.000%(Q)	2,000	0.579%	34,303	(4,621)	38,924	Citibank, N.A.
Republic of South Africa (D15)	12/20/25	1.000%(Q)	9,000	1.774%	(248,050)	(20,796)	(227,254)	Citibank, N.A.
Republic of Turkey (D15)	12/20/25	1.000%(Q)	12,000	5.207%	(1,692,113)	(27,728)	(1,664,385)	Citibank, N.A.
Republic of Ukraine (D15)	12/20/25	1.000%(Q)	2,000	8.246%	(445,021)	(4,621)	(440,400)	Citibank, N.A.
Russian Federation (D15)	12/20/25	1.000%(Q)	6,000	2.159%	(246,126)	(13,864)	(232,262)	Citibank, N.A.
State of Qatar (D15)	12/20/25	1.000%(Q)	2,000	0.414%	47,070	(4,621)	51,691	Citibank, N.A.
United Mexican States (D15)	12/20/25	1.000%(Q)	12,000	0.832%	90,454	(27,728)	118,182	Citibank, N.A.
Emirate of Abu Dhabi (D16)	12/20/25	1.000%(Q)	1,500	0.409%	35,624	(81)	35,705	Morgan Stanley & Co. International PLC
Federation of Malaysia (D16)	12/20/25	1.000%(Q)	2,250	0.476%	47,486	(121)	47,607	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D16)	12/20/25	1.000%(Q)	9,000	1.930%	(298,755)	(486)	(298,269)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D16)	12/20/25	1.000%(Q)	1,500	0.438%	$33,934	$(81)	$34,015	Morgan Stanley & Co. International PLC
People’s Republic of China (D16)	12/20/25	1.000%(Q)	9,000	0.388%	220,563	(486)	221,049	Morgan Stanley & Co. International PLC
Republic of Argentina (D16)	12/20/25	1.000%(Q)	3,750	*	(2,250,858)	(202)	(2,250,656)	Morgan Stanley & Co. International PLC
Republic of Chile (D16)	12/20/25	1.000%(Q)	1,500	0.646%	21,919	(81)	22,000	Morgan Stanley & Co. International PLC
Republic of Colombia (D16)	12/20/25	1.000%(Q)	3,750	1.832%	(111,033)	(202)	(110,831)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D16)	12/20/25	1.000%(Q)	6,000	0.702%	74,807	(324)	75,131	Morgan Stanley & Co. International PLC
Republic of Panama (D16)	12/20/25	1.000%(Q)	1,500	0.746%	16,200	(81)	16,281	Morgan Stanley & Co. International PLC
Republic of Peru (D16)	12/20/25	1.000%(Q)	1,500	0.638%	22,442	(81)	22,523	Morgan Stanley & Co. International PLC
Republic of Philippines (D16)	12/20/25	1.000%(Q)	1,500	0.579%	25,727	(81)	25,808	Morgan Stanley & Co. International PLC
Republic of South Africa (D16)	12/20/25	1.000%(Q)	6,750	1.774%	(186,037)	(364)	(185,673)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D16)	12/20/25	1.000%(Q)	9,000	5.207%	$(1,269,085)	$(486)	$(1,268,599)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D16)	12/20/25	1.000%(Q)	1,500	8.246%	(333,766)	(81)	(333,685)	Morgan Stanley & Co. International PLC
Russian Federation (D16)	12/20/25	1.000%(Q)	4,500	2.159%	(184,595)	(243)	(184,352)	Morgan Stanley & Co. International PLC
State of Qatar (D16)	12/20/25	1.000%(Q)	1,500	0.414%	35,302	(81)	35,383	Morgan Stanley & Co. International PLC
United Mexican States (D16)	12/20/25	1.000%(Q)	9,000	0.832%	67,841	(486)	68,327	Morgan Stanley & Co. International PLC
					$(73,985,763)	$(1,025,515)	$(72,960,248)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.30.V3 (D01)	12/20/23	1.000%(Q)	79,900	$487,515	$58,003	$429,512	Barclays Bank PLC
CDX.EM.30.V3 (D02)	12/20/23	1.000%(Q)	329,000	2,007,415	(54,346)	2,061,761	Barclays Bank PLC
CDX.EM.30.V3 (D03)	12/20/23	1.000%(Q)	141,000	860,321	39,534	820,787	Barclays Bank PLC
CDX.EM.30.V3 (D04)	12/20/23	1.000%(Q)	94,000	573,547	21,394	552,153	Citibank, N.A.
CDX.EM.30.V3 (D05)	12/20/23	1.000%(Q)	94,000	573,548	28,710	544,838	Citibank, N.A.
CDX.EM.34.V1 (D06)	12/20/25	1.000%(Q)	200,000	9,938,716	(159,185)	10,097,901	Goldman Sachs International
CDX.EM.34.V1 (D07)	12/20/25	1.000%(Q)	100,000	4,967,275	(77,322)	5,044,597	Citibank, N.A.
CDX.EM.34.V1 (D08)	12/20/25	1.000%(Q)	100,000	4,967,275	1,826	4,965,449	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D09)	12/20/25	1.000%(Q)	100,000	4,967,275	(45,854)	5,013,129	Citibank, N.A.
CDX.EM.34.V1 (D10)	12/20/25	1.000%(Q)	100,000	4,967,275	(43,587)	5,010,862	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.EM.34.V1 (D11)	12/20/25	1.000%(Q)	100,000	$4,967,274	$(25,353)	$4,992,627	Citibank, N.A.
CDX.EM.34.V1 (D12)	12/20/25	1.000%(Q)	200,000	9,934,550	(50,705)	9,985,255	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D13)	12/20/25	1.000%(Q)	200,000	9,934,550	(50,705)	9,985,255	Morgan Stanley & Co. International PLC
CDX.EM.34.V1 (D15)	12/20/25	1.000%(Q)	100,000	4,967,274	134,341	4,832,933	Citibank, N.A.
CDX.EM.34.V1 (D16)	12/20/25	1.000%(Q)	75,000	3,725,456	(61,554)	3,787,010	Morgan Stanley & Co. International PLC
				$67,839,266	$(284,803)	$68,124,069

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.32.V3 (D14)	12/20/24	1.000%(Q)	46,500	1.438%	$(514,815)	$(26,031)	$(488,784)	Morgan Stanley & Co. International PLC
CDX.EM.35.V1 (D17)	06/20/26	1.000%(Q)	100,000	2.048%	(4,148,348)	(142,178)	(4,006,170)	Citibank, N.A.
CDX.EM.31.V2 (D18)	06/20/24	1.000%(Q)	47,000	1.347%	(324,537)	(75,636)	(248,901)	Morgan Stanley & Co. International PLC
CDX.EM.35.V1 (D19)	06/20/26	1.000%(Q)	50,000	2.048%	(2,074,174)	(86,066)	(1,988,108)	Bank of America, N.A.
CDX.EM.35.V1 (D20)	06/20/26	1.000%(Q)	50,000	2.048%	(2,074,174)	(88,944)	(1,985,230)	Bank of America, N.A.
CDX.EM.35.V1 (D21)	06/20/26	1.000%(Q)	25,000	2.048%	(1,037,087)	(45,193)	(991,894)	Bank of America, N.A.
CDX.EM.35.V1 (D22)	06/20/26	1.000%(Q)	25,000	2.048%	(1,037,087)	(45,193)	(991,894)	Bank of America, N.A.
CDX.EM.35.V1 (D23)	06/20/26	1.000%(Q)	100,000	2.048%	(4,148,348)	(170,791)	(3,977,557)	Morgan Stanley & Co. International PLC
					$(15,358,570)	$(680,032)	$(14,678,538)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D23).
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	02/14/22	0.500%(M)	363,870	*	$156,666	$(45,484)	$202,150	Goldman Sachs International
GS_21-PJA††	02/14/22	0.250%(M)	701,420	*	151,000	(43,839)	194,839	Goldman Sachs International
					$307,666	$(89,323)	$396,989
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Nabors Industries, Inc.	06/20/22	1.000%(Q)	1,600	$55,293	$31,440	$(23,853)
Staples, Inc.	06/20/22	5.000%(Q)	1,600	6,144	(12,015)	(18,159)
Talen Energy Supply LLC	06/20/22	1.000%(Q)	2,000	405,730	439,393	33,663
Transocean, Inc.	06/20/22	1.000%(Q)	2,000	123,973	82,592	(41,381)
			$591,140	$541,410	$(49,730)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	06/20/23	1.000%(Q)		15,000	$439,503		$561,511		$(122,008)		Goldman Sachs International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	1,877,202		3,361,664		(1,484,462)		Deutsche Bank AG
Petroleos Mexicanos	12/20/22	1.000%(Q)		17,000	50,500		147,036		(96,536)		Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	495,563		957,184		(461,621)		Citibank, N.A.
Republic of France	12/20/26	0.250%(Q)		78,445	(225,235)		(150,972)		(74,263)		Deutsche Bank AG

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Safeway, Inc.	03/20/23	5.000%(Q)	10,000	$(556,043)		$(486,034)		$(70,009)		BNP Paribas S.A.
United Mexican States	06/20/23	1.000%(Q)	19,685	(185,509)		39,238		(224,747)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	19,445	(183,247)		98,230		(281,477)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	6,615	(62,339)		12,403		(74,742)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	6,450	(60,784)		36,488		(97,272)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	6,435	(60,643)		33,425		(94,068)		Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	3,210	(30,250)		6,395		(36,645)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	31,000	(383,128)		(263,992)		(119,136)		Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	26,000	(321,333)		(178,493)		(142,840)		Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	6,250	(77,243)		30,410		(107,653)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	5,745	(71,002)		23,346		(94,348)		Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	4,000	(49,436)		(9,796)		(39,640)		Citibank, N.A.
				$596,576		$4,218,043		$(3,621,467)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	03/20/22	1.000%(Q)		53,830	0.288%	$115,396	$46,040	$69,356	Credit Suisse International
AT&T, Inc.	06/20/22	1.000%(Q)		97,600	0.313%	376,777	290,041	86,736	Goldman Sachs International
Bank of America Corp.	06/20/22	1.000%(Q)		162,670	0.265%	658,249	489,731	168,518	Goldman Sachs International
Bank of Nova Scotia	06/20/22	1.000%(Q)		27,000	0.546%	79,802	67,649	12,153	Credit Suisse International
Boeing Co.	06/20/24	1.000%(Q)		47,780	0.793%	290,341	157,550	132,791	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	25,050	6.249%	(606,475)	390,398	(996,873)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	16,000	6.249%	$(387,370)	$258,551	$(645,921)	Goldman Sachs International
Cemex	06/20/24	5.000%(Q)		13,400	1.816%	1,072,157	550,343	521,814	Credit Suisse International
Citigroup, Inc.	06/20/22	1.000%(Q)		98,000	0.304%	381,920	291,258	90,662	Goldman Sachs International
Credit Suisse Group AG	06/20/22	1.000%(Q)	EUR	13,000	0.234%	60,988	49,152	11,836	Barclays Bank PLC
Delta Air Lines Inc.	06/20/22	5.000%(Q)		21,720	0.807%	482,750	333,251	149,499	Credit Suisse International
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	55,630	0.240%	501,583	455,528	46,055	Goldman Sachs International
EQT Corp.	06/20/22	5.000%(Q)		24,070	1.441%	475,041	332,796	142,245	Credit Suisse International
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		45,000	3.352%	(1,871,281)	(3,274,656)	1,403,375	Deutsche Bank AG
General Electric Co.	06/20/22	1.000%(Q)		88,380	0.204%	378,600	238,472	140,128	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000%(Q)		14,920	1.132%	2,504,798	2,551,063	(46,265)	Goldman Sachs International
Generalitat de Catalunya	12/20/25	1.000%(Q)		29,800	*	327,413	(221,004)	548,417	Deutsche Bank AG
Government of Japan	06/20/28	1.000%(Q)		35,000	0.236%	1,685,048	1,559,725	125,323	Citibank, N.A.
Halliburton Co.	12/20/26	1.000%(Q)		27,820	0.772%	330,394	260,560	69,834	Goldman Sachs International
Hellenic Republic	12/20/22	1.000%(Q)		30,000	0.289%	226,356	222,401	3,955	Barclays Bank PLC
Hellenic Republic	12/20/22	1.000%(Q)		17,870	0.289%	134,833	106,792	28,041	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		15,790	0.676%	$139,716	$145,939	$(6,223)	Goldman Sachs International
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	0.444%	914,857	403,978	510,879	Deutsche Bank AG
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		3,000	0.532%	43,739	22,247	21,492	Barclays Bank PLC
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)		92,000	0.186%	400,654	175,623	225,031	HSBC Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)		11,700	0.265%	342,676	178,184	164,492	JPMorgan Chase Bank, N.A.
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)		5,060	*	(475,085)	(473,829)	(1,256)	Bank of America, N.A.
Naturgy Energy Group S.A.	06/20/22	1.000%(Q)	EUR	153,600	0.240%	716,487	535,659	180,828	Goldman Sachs International
Petroleos Mexicanos	06/20/23	1.000%(Q)		16,410	1.846%	(171,358)	(290,671)	119,313	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		16,205	1.846%	(169,218)	(344,561)	175,343	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		12,620	1.846%	(131,782)	(117,563)	(14,219)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)		5,515	1.846%	(57,589)	(98,148)	40,559	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		5,365	1.846%	(56,023)	(116,901)	60,878	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		5,360	1.846%	(55,971)	(114,676)	58,705	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,730	1.846%	(28,508)	(48,330)	19,822	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q)		12,000	2.024%	(213,265)	(416,141)	202,876	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)		31,000	2.496%	(1,245,402)	(896,808)	(348,594)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)		26,000	2.496%	(1,044,531)	(783,214)	(261,317)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)		6,250	2.496%	$(251,090)	$(344,209)	$93,119	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)		5,745	2.496%	(230,801)	(312,713)	81,912	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)		4,000	2.496%	(160,697)	(157,862)	(2,835)	Citibank, N.A.
Petroleos Mexicanos	06/20/25	1.000%(Q)		7,000	2.751%	(383,567)	(364,289)	(19,278)	Citibank, N.A.
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	3.926%	(1,674,474)	(1,204,834)	(469,640)	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000%(Q)		130,140	0.198%	560,825	396,853	163,972	Goldman Sachs International
Republic of France	12/20/26	0.250%(Q)		78,445	0.196%	225,235	597,491	(372,256)	Deutsche Bank AG
Republic of Hungary	06/20/24	1.000%(Q)		25,000	0.303%	444,123	369,616	74,507	Citibank, N.A.
Republic of Hungary	12/20/24	1.000%(Q)		15,000	0.339%	301,668	233,714	67,954	Citibank, N.A.
Republic of Italy	06/20/22	1.000%(Q)		25,875	0.142%	117,077	89,230	27,847	Barclays Bank PLC
Republic of Italy	09/20/22	1.000%(Q)		58,000	0.164%	380,957	320,238	60,719	Barclays Bank PLC
Republic of Italy	09/20/22	1.000%(Q)		25,875	0.164%	169,953	144,571	25,382	Barclays Bank PLC
Republic of Italy	12/20/22	1.000%(Q)	EUR	50,000	0.170%	486,146	497,946	(11,800)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	50,000	0.232%	673,266	761,122	(87,856)	Bank of America, N.A.
Republic of Kazakhstan	06/20/22	1.000%(Q)		5,000	0.299%	19,580	13,051	6,529	HSBC Bank PLC
Republic of Serbia	12/20/25	1.000%(Q)		5,700	0.773%	55,802	(6,452)	62,254	BNP Paribas S.A.
Simon Property Group LP	06/20/26	1.000%(Q)		68,920	0.669%	1,049,779	701,876	347,903	Goldman Sachs International
State of Illinois	06/20/24	1.000%(Q)		30,010	0.802%	174,224	(181,258)	355,482	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
United Mexican States	12/20/23	1.000%(Q)	15,000	0.446%	$174,435	$(83,431)	$257,866	Barclays Bank PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	40,810	0.635%	680,681	750,595	(69,914)	Goldman Sachs International
					$8,939,839	$5,137,684	$3,802,155

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	1,515,210	$(36,022,752)	$(30,257,242)	$5,765,510

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.28.V14	06/20/22	5.000%(Q)	174,000	0.651%	$2,379,379	$3,974,118	$1,594,739
CDX.NA.IG.28.V1	06/20/22	1.000%(Q)	200,000	0.281%	596,697	797,269	200,572
					$2,976,076	$4,771,387	$1,795,311

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2)^:
CDX.Budapest 10-30%	12/20/22	0.000%	100,000	*	$(133,628)	$(162,295)	$28,667	Citibank, N.A.
CDX.Davos 10-30%	06/20/22	0.000%	120,000	*	(29,090)	(63,488)	34,398	Citibank, N.A.
CDX.Tokyo 30-100%	06/20/22	0.000%	180,000	*	(21,423)	(52,412)	30,989	Citibank, N.A.
					$(184,141)	$(278,195)	$94,054
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at January 31, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
41,130	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(4,061,609)	$(4,061,609)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Inflation swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
139,600	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(13,770,812)	$(13,770,812)
93,910	04/09/31	2.447%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(6,871,186)	(6,871,186)
92,105	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(6,749,058)	(6,749,058)
56,570	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(4,114,848)	(4,114,848)
55,195	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(4,007,083)	(4,007,083)
86,980	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(6,169,305)	(6,169,305)
				$—	$(45,743,901)	$(45,743,901)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2022
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	948,728	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	$—	$(18,494,772)	$(18,494,772)
BRL	155,679	01/02/25	6.340%(T)	1 Day BROIS(2)(T)	—	(3,417,499)	(3,417,499)
BRL	1,236,498	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(26,981,543)	(26,981,543)
BRL	1,319,643	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(28,871,535)	(28,871,535)
BRL	283,704	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(3,439,899)	(3,439,899)
BRL	35,418	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	(1,063,579)	(1,063,579)
BRL	423,654	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(13,498,402)	(13,498,402)
BRL	426,002	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(13,402,869)	(13,402,869)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	746,638	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	$—	$(23,535,859)	$(23,535,859)
BRL	651,394	01/04/27	6.905%(T)	1 Day BROIS(2)(T)	—	(20,479,800)	(20,479,800)
BRL	232,214	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(5,602,748)	(5,602,748)
BRL	56,209	01/02/29	7.190%(T)	1 Day BROIS(2)(T)	—	(2,370,604)	(2,370,604)
BRL	89,003	01/02/29	7.190%(T)	1 Day BROIS(2)(T)	—	(3,758,964)	(3,758,964)
BRL	83,932	01/02/29	7.193%(T)	1 Day BROIS(2)(T)	—	(3,544,225)	(3,544,225)
BRL	317,288	01/02/29	7.245%(T)	1 Day BROIS(2)(T)	—	(13,208,936)	(13,208,936)
CLP	19,200,000	01/21/26	1.566%(S)	1 Day CLOIS(2)(S)	—	(3,516,931)	(3,516,931)
CLP	30,000,000	01/22/26	1.570%(S)	1 Day CLOIS(2)(S)	—	(5,485,140)	(5,485,140)
CLP	43,500,000	01/22/26	1.580%(S)	1 Day CLOIS(2)(S)	—	(7,933,863)	(7,933,863)
CLP	12,600,000	02/04/26	1.645%(S)	1 Day CLOIS(2)(S)	—	(2,333,901)	(2,333,901)
CLP	4,000,000	01/18/31	2.700%(S)	1 Day CLOIS(2)(S)	—	(1,021,776)	(1,021,776)
CLP	14,400,000	01/20/31	2.625%(S)	1 Day CLOIS(2)(S)	—	(3,774,157)	(3,774,157)
CLP	1,900,000	01/29/31	2.570%(S)	1 Day CLOIS(2)(S)	—	(506,984)	(506,984)
CLP	3,300,000	01/21/33	2.805%(S)	1 Day CLOIS(2)(S)	—	(953,419)	(953,419)
CLP	16,500,000	01/26/33	2.860%(S)	1 Day CLOIS(2)(S)	—	(4,673,437)	(4,673,437)
CLP	6,700,000	01/28/33	2.820%(S)	1 Day CLOIS(2)(S)	—	(1,925,649)	(1,925,649)
CLP	2,700,000	01/20/36	2.955%(S)	1 Day CLOIS(2)(S)	—	(888,231)	(888,231)
CLP	5,500,000	01/21/36	2.930%(S)	1 Day CLOIS(2)(S)	—	(1,826,247)	(1,826,247)
CLP	2,700,000	01/22/36	2.965%(S)	1 Day CLOIS(2)(S)	—	(884,584)	(884,584)
COP	113,200,000	02/13/25	4.540%(Q)	1 Day COOIS(2)(Q)	—	(1,680,069)	(1,680,069)
COP	176,513,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(2,687,642)	(2,687,642)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	55,000,000	02/20/25	4.540%(Q)	1 Day COOIS(2)(Q)	$—	$(827,670)	$(827,670)
COP	150,000,000	01/20/26	3.060%(Q)	1 Day COOIS(2)(Q)	—	(5,088,613)	(5,088,613)
COP	14,760,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(497,399)	(497,399)
COP	25,000,000	01/21/26	3.055%(Q)	1 Day COOIS(2)(Q)	—	(849,793)	(849,793)
COP	73,700,000	01/22/26	3.050%(Q)	1 Day COOIS(2)(Q)	—	(2,510,265)	(2,510,265)
COP	28,200,000	02/13/27	4.770%(Q)	1 Day COOIS(2)(Q)	—	(637,635)	(637,635)
COP	53,420,000	09/21/27	3.680%(Q)	1 Day COOIS(2)(Q)	—	(2,113,771)	(2,113,771)
COP	80,000,000	01/22/28	3.525%(Q)	1 Day COOIS(2)(Q)	—	(3,517,697)	(3,517,697)
COP	124,700,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(3,799,487)	(3,799,487)
COP	87,251,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(2,645,064)	(2,645,064)
COP	50,000,000	02/19/30	5.070%(Q)	1 Day COOIS(2)(Q)	—	(1,526,520)	(1,526,520)
COP	42,300,000	02/21/30	5.090%(Q)	1 Day COOIS(2)(Q)	—	(1,280,837)	(1,280,837)
COP	22,340,000	09/21/30	4.315%(Q)	1 Day COOIS(2)(Q)	—	(1,033,157)	(1,033,157)
GBP	30,823	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(702,262)	(129,864)	572,398
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	229,673	(39,773)
GBP	75,055	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(209,393)	528,499	737,892
GBP	297,124	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(14,333,375)	3,101,974	17,435,349
GBP	34,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	(67,655)	298,718	366,373
GBP	4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	20,667	41,372
GBP	33,705	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	1,659,247	1,659,247
GBP	24,915	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(217,938)	127,545	345,483
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(2,744,672)	208,473	2,953,145

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	$(1,550,973)	$13,935	$1,564,908
GBP	63,100	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	(1,869,633)	(56,926)	1,812,707
GBP	29,445	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	(3,114,118)	(861,057)	2,253,061
HUF	45,082,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(30,112,264)	(30,112,264)
HUF	13,111,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(8,135,700)	(8,135,700)
MXN	1,239,740	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,411)	(3,091,252)	(3,088,841)
MXN	364,730	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,493)	(2,332,344)	(2,330,851)
MXN	692,000	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(859)	(4,662,040)	(4,661,181)
MXN	1,685,660	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,078)	(11,358,741)	(11,356,663)
MXN	1,920,000	01/21/31	5.500%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,490)	(12,654,205)	(12,651,715)
MXN	976,310	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,564)	(6,844,984)	(6,843,420)
MXN	1,050,000	01/05/33	5.635%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,589)	(7,679,630)	(7,678,041)
MXN	1,080,000	01/10/33	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,676)	(7,726,161)	(7,724,485)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	273,525	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	$(1,645)	$(2,079,597)	$(2,077,952)
NZD	95,800	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	(5,577,229)	(5,577,229)
NZD	60,880	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(5,533,187)	(5,533,187)
NZD	236,770	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	99,286	(21,445,614)	(21,544,900)
NZD	90,600	01/26/31	1.097%(S)	3 Month BBR(2)(Q)	—	(8,217,230)	(8,217,230)
NZD	103,035	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(4,571,085)	(4,571,085)
PLN	413,910	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(494,866)	(21,616,291)	(21,121,425)
PLN	75,910	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	79,637	(2,871,076)	(2,950,713)
PLN	74,260	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	—	(3,258,462)	(3,258,462)
ZAR	1,289,100	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	294,422	1,167,657	873,235
ZAR	1,784,300	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(454,630)	1,463,332	1,917,962
ZAR	912,400	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	21,159	1,189,610	1,168,451
ZAR	1,036,600	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(7,845)	2,188,260	2,196,105
ZAR	682,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(5,378)	1,608,292	1,613,670
ZAR	2,973,300	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	13,782,719	13,782,719
ZAR	379,200	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(6,176)	2,790,877	2,797,053
ZAR	307,400	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(1,101)	1,555,976	1,557,077
ZAR	1,359,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(22,711)	10,752,625	10,775,336
ZAR	312,800	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(15,811)	(160,326)	(144,515)
ZAR	3,093,400	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(73,691)	(4,936,092)	(4,862,401)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	395,800	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	$(9,490)	$(526,194)	$(516,704)
ZAR	1,206,200	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(1,805,101)	(3,951,798)	(2,146,697)
					$(26,979,379)	$(385,792,442)	$(358,813,063)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS + 4.50bps(T)	Goldman Sachs International	2/03/22	377,430	$(12,247,525)	$—	$(12,247,525)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at January 31, 2022:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at January 31, 2022
Barclays Capital, Inc.	0.120%	01/05/22	$154,227,150	03/07/22	$154,227,150
Barclays Capital, Inc.	0.120%	01/05/22	392,355,810	03/07/22	392,355,810
BNP Paribas S.A.	0.110%	01/05/22	155,006,075	03/07/22	155,006,075
BNP Paribas S.A.	0.110%	01/05/22	397,410,164	03/07/22	397,410,164
BNP Paribas S.A.	0.110%	01/05/22	144,509,820	03/07/22	144,509,820
BNP Paribas S.A.	0.220%	01/21/22	91,788,750	04/21/22	91,788,750
JPMorgan Securities, Inc.	0.110%	01/05/22	67,603,140	03/07/22	67,603,140
JPMorgan Securities, Inc.	0.110%	01/05/22	16,045,425	03/07/22	16,045,425
JPMorgan Securities, Inc.	0.110%	01/05/22	48,283,290	03/07/22	48,283,290
JPMorgan Securities, Inc.	0.110%	01/05/22	21,342,420	03/07/22	21,342,420
JPMorgan Securities, Inc.	0.110%	01/05/22	50,541,480	03/07/22	50,541,480
JPMorgan Securities, Inc.	0.110%	01/05/22	143,651,574	03/07/22	143,651,574
JPMorgan Securities, Inc.	0.110%	01/05/22	112,101,660	03/07/22	112,101,660
JPMorgan Securities, Inc.	0.120%	12/08/21	72,858,456	03/08/22	72,858,456

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Reverse repurchase agreements outstanding at January 31, 2022 (continued):
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at January 31, 2022
JPMorgan Securities, Inc.	0.120%	12/08/21	$78,810,435	03/08/22	$78,810,435
JPMorgan Securities, Inc.	0.220%	01/21/22	89,528,868	04/21/22	89,528,868
			$2,036,064,517		$2,036,064,517
The aggregate value of Reverse Repurchase Agreements is $2,036,064,517. U.S. Treasury Obligations with a combined market value of $2,015,364,064 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding as of January 31, 2022.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).